Decline of the Retail Store ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 88.3%

REPURCHASE AGREEMENTS(a) - 88.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $26,867,423 (Cost $26,867,376)	26,867,376	26,867,376

Total Investments - 88.3% (Cost $26,867,376)		26,867,376
Other assets less liabilities - 11.7%		3,564,703
Net Assets - 100.0%		30,432,079

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(27,187,630)	2/8/2021	Credit Suisse International	(0.16)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(11,597,436)
(3,093,839)	3/8/2021	Societe Generale	3.79%	Solactive-ProShares Bricks and Mortar Retail Store Index	(10,450,372)
(30,281,469)					(22,047,808)
				Total Unrealized Depreciation	(22,047,808)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 91.9%

Construction & Engineering - 5.6%
Ferrovial SA	70,647	1,886,782
Vinci SA	75,676	7,096,399
		8,983,181
Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA(a)	50,715	3,248,754
China Tower Corp. Ltd., Class H(a)	6,598,641	1,260,095
Infrastrutture Wireless Italiane SpA(a)	41,717	406,478
		4,915,327
Electric Utilities - 9.0%
AusNet Services	267,468	360,020
Edison International	49,803	2,613,661
Elia Group SA/NV	4,912	528,142
Eversource Energy	44,408	3,806,210
Fjordkraft Holding ASA(a)	10,924	116,672
Fortis, Inc.	68,986	2,759,229
Hydro One Ltd.(a)	45,154	934,686
Red Electrica Corp. SA	64,432	1,232,161
Spark Infrastructure Group	257,428	423,401
Terna Rete Elettrica Nazionale SpA	208,485	1,507,204
		14,281,386
Equity Real Estate Investment Trusts (REITs) - 17.7%
American Tower Corp.	58,513	14,578,514
CorEnergy Infrastructure Trust, Inc.	1,668	14,912
Crown Castle International Corp.	55,008	8,980,056
SBA Communications Corp.	14,734	4,509,635
		28,083,117
Gas Utilities - 10.3%
APA Group	175,628	1,351,044
Atmos Energy Corp.	16,144	1,611,494
Beijing Enterprises Holdings Ltd.	71,062	226,017
Brookfield Infrastructure Corp., Class A	3,413	170,377
Chesapeake Utilities Corp.	2,164	177,015
China Gas Holdings Ltd.	309,318	848,108
China Resources Gas Group Ltd.	126,880	595,911
Enagas SA	36,873	901,609
ENN Energy Holdings Ltd.	112,249	1,245,570
Hong Kong & China Gas Co. Ltd.	1,531,395	2,228,863
Italgas SpA	72,589	467,337
Kunlun Energy Co. Ltd.	590,216	440,176
National Fuel Gas Co.	11,979	546,722
New Jersey Resources Corp.	12,702	382,838
Northwest Natural Holding Co.	4,073	208,171
ONE Gas, Inc.	7,027	520,841
Snam SpA	323,407	1,655,673
Southwest Gas Holdings, Inc.	7,294	458,574
Spire, Inc.	6,732	391,870
Toho Gas Co. Ltd.	14,703	648,284
Tokyo Gas Co. Ltd.	57,954	1,289,417
Towngas China Co. Ltd.*	145,960	66,292
		16,432,203
Media - 0.4%
Eutelsat Communications SA	25,208	252,929
SES SA, FDR	56,853	403,681
		656,610
Multi-Utilities - 10.9%
ACEA SpA	6,649	136,872
CenterPoint Energy, Inc.	71,896	1,442,953
Consolidated Edison, Inc.	44,099	3,146,023
National Grid plc	558,624	6,296,517
NiSource, Inc.	50,527	1,119,678
NorthWestern Corp.	6,704	346,194
Sempra Energy	38,612	4,774,374
Unitil Corp.	1,961	82,754
		17,345,365
Oil, Gas & Consumable Fuels - 19.8%
Antero Midstream Corp.	37,259	252,243
Cheniere Energy, Inc.*	30,282	1,576,178
Enbridge, Inc.	301,437	9,643,858
EnLink Midstream LLC*	34,691	103,726
Gibson Energy, Inc.	21,869	398,197
Inter Pipeline Ltd.(b)	63,608	671,509
Keyera Corp.(b)	33,053	603,613
Kinder Morgan, Inc.	256,710	3,547,732
Koninklijke Vopak NV	9,878	542,480
ONEOK, Inc.	58,065	1,595,626
Pembina Pipeline Corp.(b)	77,741	1,925,123
Plains GP Holdings LP, Class A*	24,574	179,636
Targa Resources Corp.	30,615	520,761
TC Energy Corp.	139,902	6,541,667
Williams Cos., Inc. (The)	160,133	3,324,361
		31,426,710
Transportation Infrastructure - 9.1%
Aena SME SA*(a)	10,905	1,627,987
Aeroports de Paris	4,872	510,469
ASTM SpA*	11,331	230,683
Atlantia SpA*	70,003	1,113,563
Atlas Arteria Ltd.	140,326	672,733
Auckland International Airport Ltd.	176,753	789,373
Beijing Capital International Airport Co. Ltd., Class H	242,870	171,728
China Merchants Port Holdings Co. Ltd.	194,200	222,259
COSCO SHIPPING Ports Ltd.	253,655	143,680
Flughafen Zurich AG (Registered)*(b)	2,810	422,767
Fraport AG Frankfurt Airport Services Worldwide*	5,501	250,506
Getlink SE*	64,391	986,638
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	6,370	232,250
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,578	432,183
Grupo Aeroportuario del Sureste SAB de CV, ADR*	3,051	346,167
Hamburger Hafen und Logistik AG	3,192	59,042
Hutchison Port Holdings Trust	819,198	86,835
Japan Airport Terminal Co. Ltd.(b)	10,758	484,499
Jiangsu Expressway Co. Ltd., Class H	181,085	181,314
Port of Tauranga Ltd.	46,774	231,576
Shenzhen Expressway Co. Ltd., Class H	100,003	90,581
Sydney Airport	196,243	827,907
Transurban Group	407,121	4,041,662
Westshore Terminals Investment Corp.	6,698	84,935
Yuexiu Transport Infrastructure Ltd.	128,149	76,061

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Zhejiang Expressway Co. Ltd., Class H	212,997	143,735
		14,461,133
Water Utilities - 6.0%
American States Water Co.	4,879	371,194
American Water Works Co., Inc.	23,894	3,377,178
Beijing Enterprises Water Group Ltd.*	890,954	350,625
California Water Service Group	6,464	293,078
China Water Affairs Group Ltd.	126,048	103,763
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	50,673	440,855
Essential Utilities, Inc.	29,433	1,250,903
Pennon Group plc	62,388	838,975
Severn Trent plc	35,750	1,114,435
SJW Group	3,423	214,040
United Utilities Group plc	101,499	1,127,762
		9,482,808
TOTAL COMMON STOCKS (Cost $147,628,181)		146,067,840

MASTER LIMITED PARTNERSHIPS - 6.7%

Multi-Utilities - 0.6%
Brookfield Infrastructure Partners LP	21,331	928,965

Oil, Gas & Consumable Fuels - 6.1%
BP Midstream Partners LP	6,257	73,770
Cheniere Energy Partners LP	5,628	203,677
CNX Midstream Partners LP	5,650	54,297
Crestwood Equity Partners LP	6,479	87,985
DCP Midstream LP	12,074	152,978
Enable Midstream Partners LP	7,355	41,335
Energy Transfer LP	305,279	1,959,891
Enterprise Products Partners LP	196,187	3,445,044
Genesis Energy LP	14,878	79,597
Holly Energy Partners LP	5,931	84,754
Magellan Midstream Partners LP	29,706	1,129,125
MPLX LP	50,089	915,126
NuStar Energy LP	13,197	178,819
Phillips 66 Partners LP	7,503	201,981
Plains All American Pipeline LP	57,913	410,024
Shell Midstream Partners LP	17,331	180,069
TC PipeLines LP	7,256	220,365
Western Midstream Partners LP	25,903	234,940
		9,653,777
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $17,231,814)		10,582,742

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	88,565	346,289
Hicl Infrastructure plc	274,867	615,810

TOTAL CLOSED END FUNDS (Cost $891,790)		962,099

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $4,757)	4,757	4,757

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(e) - 0.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $720,031 (Cost $720,029)	720,029	720,029

Total Investments - 99.7% (Cost $166,476,571)		158,337,467
Other assets less liabilities - 0.3%		497,884
Net Assets - 100.0%		158,835,351

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $2,207,093, collateralized in the form of cash with a value of $55,523 that was partially reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,307,241 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 7.25%, and maturity dates ranging from October 31, 2020 – August 15, 2049; a total value of $2,362,764.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $4,757.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

United States	48.0%
Canada	15.5%
United Kingdom	6.5%
Spain	5.6%
France	5.6%
Australia	4.8%
Hong Kong	3.8%
Italy	3.5%
Japan	1.5%
China	1.5%
New Zealand	0.6%
Mexico	0.5%
Netherlands	0.3%
Belgium	0.3%
Brazil	0.3%
Switzerland	0.3%
Luxembourg	0.2%
Germany	0.2%
Norway	0.1%
Singapore	0.1%
Other[a]	0.8%
100.0%

[a]	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 1.7%
Textron, Inc.	538	21,213

Banks - 17.8%
Bank of America Corp.	1,476	37,992
Citigroup, Inc.	689	35,222
Citizens Financial Group, Inc.	1,476	38,184
Huntington Bancshares, Inc.	3,885	36,558
JPMorgan Chase & Co.	369	36,970
PNC Financial Services Group, Inc. (The)	339	37,697
		222,623
Building Products - 1.9%
Trane Technologies plc	201	23,796

Capital Markets - 12.2%
Ameriprise Financial, Inc.	232	36,377
Charles Schwab Corp. (The)	1,077	38,266
Raymond James Financial, Inc.	514	38,921
State Street Corp.	564	38,403
		151,967
Chemicals - 12.1%
Celanese Corp.	275	27,816
DuPont de Nemours, Inc.	443	24,702
FMC Corp.	235	25,112
International Flavors & Fragrances, Inc.	191	23,644
LyondellBasell Industries NV, Class A	360	23,573
PPG Industries, Inc.	222	26,729
		151,576
Containers & Packaging - 5.4%
Avery Dennison Corp.	207	23,886
International Paper Co.	675	24,482
Westrock Co.	641	19,442
		67,810
Electrical Equipment - 1.6%
Eaton Corp. plc	199	20,318

Electronic Equipment, Instruments & Components - 3.8%
CDW Corp.	105	11,933
Corning, Inc.	450	14,607
TE Connectivity Ltd.	217	20,962
		47,502
Energy Equipment & Services - 2.5%
Schlumberger NV	1,635	31,081

IT Services - 3.5%
Cognizant Technology Solutions Corp., Class A	206	13,773
FleetCor Technologies, Inc.*	71	17,853
Gartner, Inc.*	96	12,463
		44,089
Machinery - 4.9%
Parker-Hannifin Corp.	99	20,395
Stanley Black & Decker, Inc.	125	20,163
Westinghouse Air Brake Technologies Corp.	306	20,364
		60,922
Metals & Mining - 4.7%
Freeport-McMoRan, Inc.	2,113	32,984
Nucor Corp.	561	25,503
		58,487
Oil, Gas & Consumable Fuels - 19.8%
Apache Corp.	2,150	31,820
Concho Resources, Inc.	566	29,421
Continental Resources, Inc.	1,887	32,419
Exxon Mobil Corp.	654	26,121
Hess Corp.	587	27,025
Marathon Petroleum Corp.	806	28,581
Occidental Petroleum Corp.	1,612	20,537
Phillips 66	418	24,440
Valero Energy Corp.	505	26,558
		246,922
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	96	11,220
Microchip Technology, Inc.	114	12,506
NXP Semiconductors NV	105	13,205
		36,931
Software - 1.0%
Autodesk, Inc.*	49	12,039

Technology Hardware, Storage & Peripherals - 1.9%
Hewlett Packard Enterprise Co.	1,200	11,604
NetApp, Inc.	259	12,274
		23,878
Trading Companies & Distributors - 1.7%
United Rentals, Inc.*	121	21,423

TOTAL COMMON STOCKS (Cost $1,307,894)		1,242,577

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,740 (Cost $2,740)	2,740	2,740

Total Investments - 99.7% (Cost $1,310,634)		1,245,317
Other assets less liabilities - 0.3%		3,141
Net Assets - 100.0%		1,248,458

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 84.0%

Capital Markets - 59.7%
3i Group plc	152,943	1,917,709
Apollo Investment Corp.	26,837	243,143
Ares Capital Corp.	114,076	1,678,058
AURELIUS Equity Opportunities SE & Co. KGaA*	12,403	257,392
BlackRock TCP Capital Corp.	23,955	236,196
FS KKR Capital Corp.	52,030	833,521
Gimv NV	7,845	447,027
Goldman Sachs BDC, Inc.	14,113	224,679
Golub Capital BDC, Inc.	51,144	674,078
Hercules Capital, Inc.	44,288	496,911
IP Group plc*	408,739	401,044
Main Street Capital Corp.	24,744	749,001
New Mountain Finance Corp.	36,647	366,104
Oaktree Specialty Lending Corp.	50,289	251,445
Prospect Capital Corp.	113,697	579,855
Ratos AB, Class B*	87,064	332,763
Sixth Street Specialty Lending, Inc.	26,907	473,563
Solar Capital Ltd.	16,553	278,918
TCG BDC, Inc.	23,449	206,586
		10,647,993
Diversified Financial Services - 21.5%
Eurazeo SE*	19,987	1,054,713
Onex Corp.	34,451	1,672,696
Wendel SE	10,847	1,112,560
		3,839,969
Internet & Direct Marketing Retail - 2.8%
Rocket Internet SE*(a)	22,005	497,621

TOTAL COMMON STOCKS (Cost $17,924,889)		14,985,583

CLOSED END FUNDS - 13.2%

Capital Markets - 13.2%
Apax Global Alpha Ltd.(a)	166,831	374,213
HBM Healthcare Investments AG Class A*	2,425	744,441
HgCapital Trust plc	151,464	553,754
NB Global Floating Rate Income Fund Ltd.	147,436	162,989
Oakley Capital Investments Ltd.	74,794	238,454
Princess Private Equity Holding Ltd.	23,532	285,032

TOTAL CLOSED END FUNDS (Cost $1,641,850)		2,358,883

MASTER LIMITED PARTNERSHIPS - 2.3%

Diversified Financial Services - 2.3%
Compass Diversified Holdings (Cost $385,331)	22,994	402,395

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $59,384 (Cost $59,384)	59,384	59,384

Total Investments - 99.8% (Cost $20,011,454)		17,806,245
Other assets less liabilities - 0.2%		39,432
Net Assets - 100.0%		17,845,677

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

United States	43.1%
United Kingdom	22.0%
France	12.2%
Canada	9.4%
Germany	4.2%
Switzerland	4.2%
Belgium	2.5%
Sweden	1.9%
Other[a]	0.5%
100.0%

[a]	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 21.1%

Aerospace & Defense - 0.2%
AAR Corp.	111	2,240
Aerojet Rocketdyne Holdings, Inc.*	242	10,011
AeroVironment, Inc.*	71	5,424
Astronics Corp.*	76	687
Cubic Corp.	104	4,896
Ducommun, Inc.*	36	1,345
Kaman Corp.	91	4,209
Kratos Defense & Security Solutions, Inc.*	349	6,823
Maxar Technologies, Inc.	199	4,607
Moog, Inc., Class A	98	5,908
National Presto Industries, Inc.	17	1,529
PAE, Inc.*	195	1,723
Park Aerospace Corp.	62	688
Parsons Corp.*	74	2,461
Triumph Group, Inc.	170	1,229
Vectrus, Inc.*	38	1,650
		55,430
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	194	4,931
Atlas Air Worldwide Holdings, Inc.*	85	4,793
Echo Global Logistics, Inc.*	86	2,350
Forward Air Corp.	92	5,427
Hub Group, Inc., Class A*	108	5,815
Radiant Logistics, Inc.*	129	681
		23,997
Airlines - 0.1%
Allegiant Travel Co.	43	5,530
Hawaiian Holdings, Inc.	150	2,016
Mesa Air Group, Inc.*	97	355
SkyWest, Inc.	163	5,485
Spirit Airlines, Inc.*(a)	285	5,096
		18,482
Auto Components - 0.3%
Adient plc*	290	5,029
American Axle & Manufacturing Holdings, Inc.*	371	2,886
Cooper Tire & Rubber Co.	166	5,739
Cooper-Standard Holdings, Inc.*	55	997
Dana, Inc.	477	6,654
Dorman Products, Inc.*	88	7,453
Fox Factory Holding Corp.*	127	12,803
Gentherm, Inc.*	108	4,885
Goodyear Tire & Rubber Co. (The)	762	7,311
LCI Industries	81	9,204
Modine Manufacturing Co.*	163	1,104
Motorcar Parts of America, Inc.*	62	1,079
Standard Motor Products, Inc.	70	3,181
Stoneridge, Inc.*	86	1,737
Tenneco, Inc., Class A*	168	1,366
Visteon Corp.*	91	6,864
Workhorse Group, Inc.*(a)	209	3,785
XPEL, Inc.*(a)(b)	55	1,369
		83,446
Automobiles - 0.0%(c)
Winnebago Industries, Inc.	103	5,560

Banks - 1.6%
1st Constitution Bancorp	30	365
1st Source Corp.	54	1,860
ACNB Corp.	28	589
Allegiance Bancshares, Inc.	62	1,576
Altabancorp	52	1,072
Amalgamated Bank, Class A	44	518
Amerant Bancorp, Inc.*	75	986
American National Bankshares, Inc.	35	789
Ameris Bancorp	219	5,370
Ames National Corp.	29	579
Arrow Financial Corp.	42	1,203
Atlantic Capital Bancshares, Inc.*	69	796
Atlantic Union Bankshares Corp.	257	5,978
Auburn National Bancorp, Inc.(a)	8	326
Banc of California, Inc.	147	1,616
BancFirst Corp.	62	2,728
Bancorp, Inc. (The)*	170	1,615
BancorpSouth Bank	327	7,057
Bank First Corp.(a)	21	1,310
Bank of Commerce Holdings	52	382
Bank of Marin Bancorp	44	1,401
Bank of NT Butterfield & Son Ltd. (The)	171	4,309
Bank of Princeton (The)	19	370
Bank7 Corp.	9	92
BankFinancial Corp.	44	319
BankUnited, Inc.	303	7,084
Bankwell Financial Group, Inc.	22	343
Banner Corp.	115	4,154
Bar Harbor Bankshares	51	1,033
BayCom Corp.*	38	440
BCB Bancorp, Inc.	48	391
Berkshire Hills Bancorp, Inc.	147	1,349
Boston Private Financial Holdings, Inc.	270	1,604
Bridge Bancorp, Inc.	55	1,101
Brookline Bancorp, Inc.	256	2,458
Bryn Mawr Bank Corp.	65	1,764
Business First Bancshares, Inc.	40	579
Byline Bancorp, Inc.	80	1,011
C&F Financial Corp.	11	352
Cadence Bancorp	414	3,933
California Bancorp, Inc.*	25	325
Cambridge Bancorp	21	1,152
Camden National Corp.	49	1,600
Capital Bancorp, Inc.*	26	271
Capital City Bank Group, Inc.	44	892
Capstar Financial Holdings, Inc.	53	540
Carter Bank & Trust	75	532
Cathay General Bancorp	250	6,172
CB Financial Services, Inc.	16	298
CBTX, Inc.	58	913
Central Pacific Financial Corp.	91	1,410
Central Valley Community Bancorp	35	421
Century Bancorp, Inc., Class A	9	634
Chemung Financial Corp.	12	345
ChoiceOne Financial Services, Inc.(a)	23	656
CIT Group, Inc.	325	6,393
Citizens & Northern Corp.	44	754
Citizens Holding Co.	15	321

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
City Holding Co.	52	3,327
Civista Bancshares, Inc.	52	694
CNB Financial Corp.	49	782
Coastal Financial Corp.*	30	412
Codorus Valley Bancorp, Inc.	31	400
Colony Bankcorp, Inc.	25	275
Columbia Banking System, Inc.	237	6,615
Community Bank System, Inc.	169	10,169
Community Bankers Trust Corp.	72	369
Community Financial Corp. (The)	17	378
Community Trust Bancorp, Inc.	51	1,646
ConnectOne Bancorp, Inc.	122	1,845
County Bancorp, Inc.	17	328
CrossFirst Bankshares, Inc.*	158	1,458
Customers Bancorp, Inc.*	95	1,213
CVB Financial Corp.	426	7,757
Dime Community Bancshares, Inc.	95	1,225
Eagle Bancorp Montana, Inc.	21	370
Eagle Bancorp, Inc.	106	3,051
Enterprise Bancorp, Inc.	30	652
Enterprise Financial Services Corp.	79	2,363
Equity Bancshares, Inc., Class A*	48	763
Esquire Financial Holdings, Inc.*	22	363
Evans Bancorp, Inc.	16	365
Farmers & Merchants Bancorp, Inc.	33	711
Farmers National Banc Corp.	86	1,003
FB Financial Corp.	103	2,781
Fidelity D&D Bancorp, Inc.(a)	13	588
Financial Institutions, Inc.	52	896
First Bancorp, Inc. (The)	33	702
First Bancorp/NC	95	1,943
First Bancorp/PR	710	4,068
First Bancshares, Inc. (The)	68	1,458
First Bank	54	352
First Busey Corp.	166	2,957
First Business Financial Services, Inc.	27	418
First Capital, Inc.(a)	11	672
First Choice Bancorp	34	481
First Commonwealth Financial Corp.	322	2,640
First Community Bankshares, Inc.	57	1,097
First Community Corp.	24	304
First Financial Bancorp	320	4,390
First Financial Bankshares, Inc.	426	12,897
First Financial Corp.	44	1,513
First Foundation, Inc.	130	1,975
First Guaranty Bancshares, Inc.	12	154
First Internet Bancorp	31	453
First Interstate BancSystem, Inc., Class A	140	4,592
First Merchants Corp.	178	4,553
First Mid Bancshares, Inc.	48	1,250
First Midwest Bancorp, Inc.	376	4,685
First Northwest Bancorp	30	333
First of Long Island Corp. (The)	75	1,152
First Savings Financial Group, Inc.	6	261
First United Corp.	22	252
First Western Financial, Inc.*	21	285
Flushing Financial Corp.	89	1,080
FNCB Bancorp, Inc.	56	328
Franklin Financial Services Corp.	14	334
Fulton Financial Corp.	529	5,174
FVCBankcorp, Inc.*	39	411
German American Bancorp, Inc.	81	2,296
Glacier Bancorp, Inc.	316	11,087
Great Southern Bancorp, Inc.	36	1,387
Great Western Bancorp, Inc.	182	2,535
Guaranty Bancshares, Inc.	23	608
Hancock Whitney Corp.	284	5,683
Hanmi Financial Corp.	101	963
HarborOne Bancorp, Inc.	175	1,514
Hawthorn Bancshares, Inc.	19	348
HBT Financial, Inc.	32	379
Heartland Financial USA, Inc.	115	3,959
Heritage Commerce Corp.	192	1,331
Heritage Financial Corp.	119	2,373
Hilltop Holdings, Inc.	238	4,903
Home BancShares, Inc.	505	8,186
HomeTrust Bancshares, Inc.	52	730
Hope Bancorp, Inc.	387	3,274
Horizon Bancorp, Inc.	141	1,576
Howard Bancorp, Inc.*	43	422
Independent Bank Corp.	108	6,788
Independent Bank Corp./MI	70	1,044
Independent Bank Group, Inc.	122	5,673
International Bancshares Corp.	176	5,558
Investar Holding Corp.	34	462
Investors Bancorp, Inc.	761	5,898
Lakeland Bancorp, Inc.	161	1,711
Lakeland Financial Corp.	80	3,655
Landmark Bancorp, Inc.	12	252
LCNB Corp.	40	586
Level One Bancorp, Inc.	17	274
Limestone Bancorp, Inc.*	17	183
Live Oak Bancshares, Inc.	93	2,063
Macatawa Bank Corp.	86	630
Mackinac Financial Corp.	29	291
MainStreet Bancshares, Inc.*	23	295
Mercantile Bank Corp.	52	1,136
Meridian Corp.	18	264
Metrocity Bankshares, Inc.(a)	57	777
Metropolitan Bank Holding Corp.*	23	712
Mid Penn Bancorp, Inc.	23	443
Middlefield Banc Corp.	20	380
Midland States Bancorp, Inc.	72	1,052
MidWestOne Financial Group, Inc.	48	912
MVB Financial Corp.	33	469
National Bank Holdings Corp., Class A	97	2,759
National Bankshares, Inc.	21	521
NBT Bancorp, Inc.	140	4,266
Nicolet Bankshares, Inc.*	31	1,861
Northeast Bank	25	466
Northrim Bancorp, Inc.	21	565
Norwood Financial Corp.	19	470
Oak Valley Bancorp	23	310
OceanFirst Financial Corp.	192	2,997
OFG Bancorp	167	2,144
Ohio Valley Banc Corp.	14	319
Old National Bancorp	541	7,563
Old Second Bancorp, Inc.	95	776
Origin Bancorp, Inc.	72	1,705
Orrstown Financial Services, Inc.	36	496
Pacific Premier Bancorp, Inc.	278	6,280
Park National Corp.	47	4,226
Parke Bancorp, Inc.	35	430
Partners Bancorp	33	181

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PCB Bancorp	41	392
Peapack-Gladstone Financial Corp.	60	1,020
Penns Woods Bancorp, Inc.	23	477
Peoples Bancorp of North Carolina, Inc.	15	255
Peoples Bancorp, Inc.	61	1,290
Peoples Financial Services Corp.	23	838
Plumas Bancorp(a)	15	296
Preferred Bank	45	1,683
Premier Financial Bancorp, Inc.	43	551
Professional Holding Corp., Class A*	15	174
QCR Holdings, Inc.	49	1,469
RBB Bancorp	55	713
Red River Bancshares, Inc.	16	696
Reliant Bancorp, Inc.	51	739
Renasant Corp.	180	4,567
Republic Bancorp, Inc., Class A	32	984
Republic First Bancorp, Inc.*	150	313
Richmond Mutual Bancorp, Inc.	41	464
S&T Bancorp, Inc.	127	2,565
Salisbury Bancorp, Inc.	8	286
Sandy Spring Bancorp, Inc.	152	3,636
SB Financial Group, Inc.	23	318
Seacoast Banking Corp. of Florida*	170	3,441
Select Bancorp, Inc.*	52	398
ServisFirst Bancshares, Inc.	161	5,901
Shore Bancshares, Inc.	41	400
Sierra Bancorp	46	822
Silvergate Capital Corp., Class A*	51	761
Simmons First National Corp., Class A	357	6,094
SmartFinancial, Inc.	46	633
South Plains Financial, Inc.	35	500
South State Corp.	231	12,862
Southern First Bancshares, Inc.*	24	622
Southern National Bancorp of Virginia, Inc.	65	556
Southside Bancshares, Inc.	104	2,866
Spirit of Texas Bancshares, Inc.*	45	562
Stock Yards Bancorp, Inc.	67	2,876
Summit Financial Group, Inc.	37	546
Texas Capital Bancshares, Inc.*	167	5,409
Tompkins Financial Corp.	47	3,110
Towne Bank	221	3,918
TriCo Bancshares	87	2,409
TriState Capital Holdings, Inc.*	91	1,265
Triumph Bancorp, Inc.*	73	2,085
Trustmark Corp.	208	4,884
UMB Financial Corp.	144	7,736
United Bankshares, Inc.	408	10,665
United Community Banks, Inc.	258	4,675
United Security Bancshares	44	268
Unity Bancorp, Inc.	26	345
Univest Financial Corp.	95	1,529
Valley National Bancorp	1,314	9,868
Veritex Holdings, Inc.	159	2,859
Washington Trust Bancorp, Inc.	56	1,869
WesBanco, Inc.	215	4,777
West Bancorp, Inc.	53	933
Westamerica Bancorp	86	5,234
		481,195
Beverages - 0.1%
Celsius Holdings, Inc.*(a)	113	2,194
Coca-Cola Consolidated, Inc.	16	4,373
Craft Brew Alliance, Inc.*(a)	38	594
MGP Ingredients, Inc.	43	1,529
National Beverage Corp.*	39	3,171
NewAge, Inc.*	290	629
Primo Water Corp.	515	7,045
		19,535
Biotechnology - 2.2%
89bio, Inc.*	10	385
Abeona Therapeutics, Inc.*	197	463
ADMA Biologics, Inc.*(a)	198	505
Aduro Biotech, Inc.*(a)	219	679
Adverum Biotechnologies, Inc.*	241	2,940
Aeglea BioTherapeutics, Inc.*	138	1,004
Affimed NV*	242	835
Agenus, Inc.*	457	1,990
Aimmune Therapeutics, Inc.*(a)	153	5,236
Akcea Therapeutics, Inc.*(a)	54	987
Akebia Therapeutics, Inc.*	430	4,476
Akero Therapeutics, Inc.*	37	1,206
Albireo Pharma, Inc.*	44	1,224
Alector, Inc.*	153	1,977
Allakos, Inc.*	80	7,166
Allogene Therapeutics, Inc.*	160	5,704
Amicus Therapeutics, Inc.*	839	12,249
AnaptysBio, Inc.*	71	1,230
Anavex Life Sciences Corp.*(a)	169	717
Anika Therapeutics, Inc.*	46	1,763
Apellis Pharmaceuticals, Inc.*	198	6,104
Applied Genetic Technologies Corp.*	77	396
Applied Therapeutics, Inc.*	44	1,060
Aprea Therapeutics, Inc.*	24	650
Aptinyx, Inc.*	81	268
Aravive, Inc.*(a)	40	228
Arcturus Therapeutics Holdings, Inc.*	43	2,074
Arcus Biosciences, Inc.*	109	2,594
Arcutis Biotherapeutics, Inc.*	31	777
Ardelyx, Inc.*	241	1,383
Arena Pharmaceuticals, Inc.*	186	12,987
Arrowhead Pharmaceuticals, Inc.*	331	13,981
Assembly Biosciences, Inc.*	101	2,209
Atara Biotherapeutics, Inc.*	189	2,548
Athenex, Inc.*	243	2,792
Athersys, Inc.*(a)	572	1,247
Atreca, Inc., Class A*	70	995
AVEO Pharmaceuticals, Inc.*	45	214
Avid Bioservices, Inc.*	186	1,561
Avrobio, Inc.*	102	1,767
Axcella Health, Inc.*	32	160
Beam Therapeutics, Inc.*(a)	41	1,030
Beyondspring, Inc.*(a)	45	559
BioCryst Pharmaceuticals, Inc.*	509	2,112
Biohaven Pharmaceutical Holding Co. Ltd.*	156	9,889
BioSpecifics Technologies Corp.*	21	1,355
Bioxcel Therapeutics, Inc.*	35	1,426
Black Diamond Therapeutics, Inc.*	41	1,180
Blueprint Medicines Corp.*	179	13,860
BrainStorm Cell Therapeutics, Inc.*(a)	88	1,110
Bridgebio Pharma, Inc.*(a)	240	7,166
Cabaletta Bio, Inc.*	43	454

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Calithera Biosciences, Inc.*	217	875
Calyxt, Inc.*	34	185
CareDx, Inc.*	141	4,815
CASI Pharmaceuticals, Inc.*	178	304
Castle Biosciences, Inc.*	34	1,555
Catabasis Pharmaceuticals, Inc.*	59	389
Catalyst Biosciences, Inc.*	57	298
Catalyst Pharmaceuticals, Inc.*	320	1,050
Cellular Biomedicine Group, Inc.*	41	762
CEL-SCI Corp.*(a)	108	1,396
Centogene NV*	13	151
Checkpoint Therapeutics, Inc.*(a)	135	294
ChemoCentryx, Inc.*	147	7,864
Chimerix, Inc.*	160	450
Cidara Therapeutics, Inc.*(a)	110	350
Clovis Oncology, Inc.*(a)	238	1,240
Cohbar, Inc.*(a)(b)	81	76
Coherus Biosciences, Inc.*	191	3,623
Concert Pharmaceuticals, Inc.*	94	904
Constellation Pharmaceuticals, Inc.*	89	1,873
ContraFect Corp.*	44	241
Corbus Pharmaceuticals Holdings, Inc.*(a)	218	2,024
Cortexyme, Inc.*(a)	52	2,286
Crinetics Pharmaceuticals, Inc.*	89	1,427
Cue Biopharma, Inc.*	91	1,626
Cyclerion Therapeutics, Inc.*	73	498
Cytokinetics, Inc.*	185	4,433
CytomX Therapeutics, Inc.*	149	1,088
Deciphera Pharmaceuticals, Inc.*	123	5,536
Denali Therapeutics, Inc.*	207	6,603
DermTech, Inc.*	27	318
Dicerna Pharmaceuticals, Inc.*	214	3,963
Dyadic International, Inc.*(a)	64	509
Dynavax Technologies Corp.*(a)	295	1,764
Eagle Pharmaceuticals, Inc.*	36	1,428
Editas Medicine, Inc.*	183	6,447
Eidos Therapeutics, Inc.*	36	1,558
Eiger BioPharmaceuticals, Inc.*	78	871
Emergent BioSolutions, Inc.*	147	16,765
Enanta Pharmaceuticals, Inc.*	63	3,288
Enochian Biosciences, Inc.*(a)	45	184
Epizyme, Inc.*	294	3,822
Esperion Therapeutics, Inc.*(a)	85	3,069
Evelo Biosciences, Inc.*(a)	46	204
Exicure, Inc.*	196	390
Fate Therapeutics, Inc.*	207	7,535
Fennec Pharmaceuticals, Inc.*(a)	71	389
FibroGen, Inc.*	274	12,283
Five Prime Therapeutics, Inc.*	88	376
Flexion Therapeutics, Inc.*	113	1,318
Fortress Biotech, Inc.*	191	755
Frequency Therapeutics, Inc.*(a)	93	1,799
G1 Therapeutics, Inc.*	112	1,719
Galectin Therapeutics, Inc.*	123	326
Galera Therapeutics, Inc.*	29	226
Genprex, Inc.*(a)	94	372
Geron Corp.*	611	1,253
GlycoMimetics, Inc.*	112	413
Gossamer Bio, Inc.*	163	2,266
Gritstone Oncology, Inc.*	98	324
Halozyme Therapeutics, Inc.*	448	12,990
Harpoon Therapeutics, Inc.*	35	482
Heron Therapeutics, Inc.*	289	4,133
Homology Medicines, Inc.*	112	1,191
Hookipa Pharma, Inc.*	41	367
iBio, Inc.*(a)	158	330
Ideaya Biosciences, Inc.*	40	484
IGM Biosciences, Inc.*(a)	23	989
Immunic, Inc.*	11	177
ImmunoGen, Inc.*	567	2,098
Immunovant, Inc.*	63	2,139
Inovio Pharmaceuticals, Inc.*(a)	474	5,683
Insmed, Inc.*	334	9,415
Intellia Therapeutics, Inc.*	145	3,129
Intercept Pharmaceuticals, Inc.*	86	4,290
Invitae Corp.*(a)	381	13,320
Ironwood Pharmaceuticals, Inc.*	526	5,313
IVERIC bio, Inc.*	149	669
Jounce Therapeutics, Inc.*	57	276
Kadmon Holdings, Inc.*	532	2,660
KalVista Pharmaceuticals, Inc.*	45	590
Karuna Therapeutics, Inc.*	51	3,896
Karyopharm Therapeutics, Inc.*	231	3,514
Keros Therapeutics, Inc.*(a)	23	1,231
Kezar Life Sciences, Inc.*	85	413
Kindred Biosciences, Inc.*	123	610
Kiniksa Pharmaceuticals Ltd., Class A*	63	1,113
Kodiak Sciences, Inc.*	95	4,996
Krystal Biotech, Inc.*	39	1,865
Kura Oncology, Inc.*	175	4,356
La Jolla Pharmaceutical Co.*(a)	59	248
Lexicon Pharmaceuticals, Inc.*(a)	136	238
Ligand Pharmaceuticals, Inc.*(a)	48	4,896
LogicBio Therapeutics, Inc.*(a)	40	252
MacroGenics, Inc.*	158	4,573
Madrigal Pharmaceuticals, Inc.*	29	3,123
Magenta Therapeutics, Inc.*	56	407
MannKind Corp.*(a)	702	1,221
Marker Therapeutics, Inc.*(a)	97	175
MediciNova, Inc.*(a)	139	728
MEI Pharma, Inc.*	341	928
MeiraGTx Holdings plc*	68	885
Mersana Therapeutics, Inc.*	151	2,893
Minerva Neurosciences, Inc.*	107	340
Mirati Therapeutics, Inc.*	121	18,074
Mirum Pharmaceuticals, Inc.*(a)	17	441
Molecular Templates, Inc.*	80	929
Momenta Pharmaceuticals, Inc.*	389	20,294
Morphic Holding, Inc.*(a)	45	1,193
Mustang Bio, Inc.*	94	307
Myriad Genetics, Inc.*	235	3,142
NantKwest, Inc.*(a)	95	694
Natera, Inc.*	230	14,653
Neoleukin Therapeutics, Inc.*	98	1,246
Neubase Therapeutics, Inc.*	57	458
NeuroBo Pharmaceuticals, Inc.*	14	85
NextCure, Inc.*	54	485
Novavax, Inc.*	192	21,185
Nymox Pharmaceutical Corp.*	130	328
Oncocyte Corp.*	143	179
OPKO Health, Inc.*(a)	1,312	4,251
Organogenesis Holdings, Inc.*	67	288
Orgenesis, Inc.*(a)	60	316
ORIC Pharmaceuticals, Inc.*(a)	29	726
Ovid therapeutics, Inc.*	141	809

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Oyster Point Pharma, Inc.*	17	387
Passage Bio, Inc.*(a)	45	745
PDL BioPharma, Inc.*	375	1,256
Pfenex, Inc.*	114	1,428
PhaseBio Pharmaceuticals, Inc.*(a)	49	189
Pieris Pharmaceuticals, Inc.*	164	469
Precigen, Inc.*(a)	218	1,319
Precision BioSciences, Inc.*	151	852
Prevail Therapeutics, Inc.*	47	576
Principia Biopharma, Inc.*	97	9,701
Protagonist Therapeutics, Inc.*	74	1,658
Protara Therapeutics, Inc.*	7	150
Prothena Corp. plc*	101	1,309
PTC Therapeutics, Inc.*	204	10,083
Puma Biotechnology, Inc.*	101	1,039
Radius Health, Inc.*	150	1,857
RAPT Therapeutics, Inc.*(a)	36	958
REGENXBIO, Inc.*	112	3,418
Replimune Group, Inc.*	57	1,539
Retrophin, Inc.*	137	2,684
REVOLUTION Medicines, Inc.*	48	1,360
Rhythm Pharmaceuticals, Inc.*	111	3,276
Rigel Pharmaceuticals, Inc.*	560	1,394
Rocket Pharmaceuticals, Inc.*	112	2,864
Rubius Therapeutics, Inc.*(a)	118	568
Sangamo Therapeutics, Inc.*	380	4,193
Savara, Inc.*	153	223
Scholar Rock Holding Corp.*	75	1,133
Selecta Biosciences, Inc.*	224	582
Seres Therapeutics, Inc.*	145	3,841
Soleno Therapeutics, Inc.*	110	235
Solid Biosciences, Inc.*(a)	82	196
Sorrento Therapeutics, Inc.*(a)	578	4,630
Spectrum Pharmaceuticals, Inc.*	380	1,600
Spero Therapeutics, Inc.*	47	511
SpringWorks Therapeutics, Inc.*	70	3,109
Stoke Therapeutics, Inc.*	40	1,175
Sutro Biopharma, Inc.*	55	551
Syndax Pharmaceuticals, Inc.*	89	1,452
Syros Pharmaceuticals, Inc.*	137	1,815
TCR2 Therapeutics, Inc.*	54	1,092
TG Therapeutics, Inc.*	319	7,913
Translate Bio, Inc.*	167	2,353
Turning Point Therapeutics, Inc.*	92	7,193
Twist Bioscience Corp.*	99	6,923
Tyme Technologies, Inc.*(a)	216	218
Ultragenyx Pharmaceutical, Inc.*	187	15,906
UNITY Biotechnology, Inc.*	109	342
UroGen Pharma Ltd.*	64	1,606
Vanda Pharmaceuticals, Inc.*	177	1,821
Vaxart, Inc.*	147	872
VBI Vaccines, Inc.*(a)	566	2,411
Veracyte, Inc.*	165	5,496
Verastem, Inc.*(a)	539	679
Vericel Corp.*	148	2,346
Viela Bio, Inc.*	66	2,224
Viking Therapeutics, Inc.*	216	1,445
Vir Biotechnology, Inc.*	153	6,193
Voyager Therapeutics, Inc.*	85	1,002
vTv Therapeutics, Inc., Class A*(a)	32	67
X4 Pharmaceuticals, Inc.*	53	444
XBiotech, Inc.*	47	889
Xencor, Inc.*	183	6,542
XOMA Corp.*(a)	20	380
Y-mAbs Therapeutics, Inc.*	99	4,260
Zentalis Pharmaceuticals, Inc.*(a)	34	1,170
ZIOPHARM Oncology, Inc.*(a)	703	1,975
		642,818
Building Products - 0.3%
AAON, Inc.	135	7,686
Advanced Drainage Systems, Inc.	163	9,043
Alpha Pro Tech Ltd.*(a)	40	561
American Woodmark Corp.*	56	4,900
Apogee Enterprises, Inc.	85	1,779
Builders FirstSource, Inc.*	381	11,666
Caesarstone Ltd.	73	806
Cornerstone Building Brands, Inc.*	144	1,146
CSW Industrials, Inc.	46	3,324
Gibraltar Industries, Inc.*	108	6,744
Griffon Corp.	122	2,651
Insteel Industries, Inc.	61	1,125
JELD-WEN Holding, Inc.*	224	4,715
Masonite International Corp.*	80	7,303
Patrick Industries, Inc.	74	4,160
PGT Innovations, Inc.*	191	3,463
Quanex Building Products Corp.	108	1,815
Resideo Technologies, Inc.*	409	5,464
Simpson Manufacturing Co., Inc.	144	14,161
UFP Industries, Inc.	197	11,692
		104,204
Capital Markets - 0.3%
Artisan Partners Asset Management, Inc., Class A	179	6,929
Assetmark Financial Holdings, Inc.*	54	1,304
Associated Capital Group, Inc., Class A	6	232
B Riley Financial, Inc.	64	1,714
BGC Partners, Inc., Class A	1,005	2,533
Blucora, Inc.*	159	1,897
Brightsphere Investment Group, Inc.	204	2,827
Cohen & Steers, Inc.	81	4,901
Cowen, Inc., Class A	88	1,592
Diamond Hill Investment Group, Inc.	10	1,239
Donnelley Financial Solutions, Inc.*	99	1,079
Federated Hermes, Inc., Class B	319	7,627
Focus Financial Partners, Inc., Class A*	104	3,681
GAMCO Investors, Inc., Class A	18	227
Greenhill & Co., Inc.	47	527
Hamilton Lane, Inc., Class A	73	5,337
Houlihan Lokey, Inc.	146	8,556
Moelis & Co., Class A	174	5,552
Oppenheimer Holdings, Inc., Class A	31	757
Piper Sandler Cos.	57	4,301
PJT Partners, Inc., Class A	78	4,616
Pzena Investment Management, Inc., Class A	57	282
Safeguard Scientifics, Inc.	64	399
Sculptor Capital Management, Inc., Class A	60	766
Siebert Financial Corp.*(a)	34	129
Silvercrest Asset Management Group, Inc., Class A	31	389

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Stifel Financial Corp.	220	11,156
StoneX Group, Inc.*	54	3,062
Value Line, Inc.	3	78
Virtus Investment Partners, Inc.	24	3,406
Waddell & Reed Financial, Inc., Class A	212	3,339
Westwood Holdings Group, Inc.	26	296
WisdomTree Investments, Inc.	479	1,791
		92,521
Chemicals - 0.4%
Advanced Emissions Solutions, Inc.(a)	52	201
AdvanSix, Inc.*	90	1,146
AgroFresh Solutions, Inc.*	98	243
American Vanguard Corp.	95	1,344
Amyris, Inc.*(a)	232	761
Avient Corp.	301	7,681
Balchem Corp.	106	10,356
Chase Corp.	24	2,342
Ferro Corp.*	270	3,367
FutureFuel Corp.	85	1,028
GCP Applied Technologies, Inc.*	161	4,196
Hawkins, Inc.	32	1,607
HB Fuller Co.	170	8,189
Ingevity Corp.*	137	7,695
Innospec, Inc.	81	6,050
Intrepid Potash, Inc.*	31	289
Koppers Holdings, Inc.*	68	1,636
Kraton Corp.*	103	1,446
Kronos Worldwide, Inc.	74	924
Livent Corp.*	484	4,104
Marrone Bio Innovations, Inc.*	222	282
Minerals Technologies, Inc.	112	5,684
Orion Engineered Carbons SA	199	2,418
PQ Group Holdings, Inc.*	127	1,480
Quaker Chemical Corp.	44	8,360
Rayonier Advanced Materials, Inc.*	204	645
Sensient Technologies Corp.	140	7,731
Stepan Co.	71	8,186
Trecora Resources*	80	481
Tredegar Corp.	86	1,456
Trinseo SA	126	3,139
Tronox Holdings plc, Class A	295	2,643
		107,110
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	221	8,429
ACCO Brands Corp.	305	1,976
Advanced Disposal Services, Inc.*	243	7,322
Brady Corp., Class A	160	7,502
BrightView Holdings, Inc.*	103	1,265
Brink's Co. (The)	166	8,028
Casella Waste Systems, Inc., Class A*	152	8,535
CECO Environmental Corp.*	102	864
Cimpress plc*	59	5,469
CompX International, Inc.	5	68
Covanta Holding Corp.	391	3,691
Deluxe Corp.	138	3,919
Ennis, Inc.	85	1,558
Harsco Corp.*	258	3,651
Healthcare Services Group, Inc.	246	5,117
Heritage-Crystal Clean, Inc.*	50	734
Herman Miller, Inc.	195	4,647
HNI Corp.	141	4,491
Interface, Inc.	192	1,451
KAR Auction Services, Inc.	426	7,387
Kimball International, Inc., Class B	119	1,334
Knoll, Inc.	165	2,123
Matthews International Corp., Class A	101	2,212
McGrath RentCorp	80	5,309
NL Industries, Inc.	28	98
PICO Holdings, Inc.*	57	507
Pitney Bowes, Inc.	571	3,135
Quad/Graphics, Inc.	110	384
SP Plus Corp.*	76	1,559
Steelcase, Inc., Class A	285	2,978
Team, Inc.*	99	631
Tetra Tech, Inc.	178	16,431
UniFirst Corp.	50	9,631
US Ecology, Inc.	103	3,824
Viad Corp.	67	1,436
VSE Corp.	29	842
		138,538
Communications Equipment - 0.2%
Acacia Communications, Inc.*	128	8,637
ADTRAN, Inc.	158	1,752
Applied Optoelectronics, Inc.*	64	744
CalAmp Corp.*	111	907
Calix, Inc.*	160	3,112
Cambium Networks Corp.*	18	235
Casa Systems, Inc.*	105	478
Clearfield, Inc.*	37	651
Comtech Telecommunications Corp.	80	1,328
DASAN Zhone Solutions, Inc.*	40	417
Digi International, Inc.*	95	1,294
Extreme Networks, Inc.*	384	1,678
Genasys, Inc.*	108	540
Harmonic, Inc.*	313	1,847
Infinera Corp.*	513	3,740
Inseego Corp.*(a)	225	2,583
InterDigital, Inc.	102	6,237
KVH Industries, Inc.*	54	485
NETGEAR, Inc.*	96	3,202
NetScout Systems, Inc.*	234	5,415
PCTEL, Inc.*	58	368
Plantronics, Inc.	111	1,372
Resonant, Inc.*(a)	163	435
Ribbon Communications, Inc.*	225	963
Viavi Solutions, Inc.*	754	10,055
		58,475
Construction & Engineering - 0.3%
Aegion Corp.*	100	1,619
Ameresco, Inc., Class A*	81	2,765
API Group Corp.*(b)	462	6,533
Arcosa, Inc.	160	7,406
Argan, Inc.	49	2,074
Comfort Systems USA, Inc.	118	5,979
Concrete Pumping Holdings, Inc.*	88	319
Construction Partners, Inc., Class A*	62	1,159
Dycom Industries, Inc.*	101	6,213
EMCOR Group, Inc.	179	13,427
Fluor Corp.	465	4,427
Granite Construction, Inc.	155	2,881
Great Lakes Dredge & Dock Corp.*	210	1,968

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
HC2 Holdings, Inc.*(a)	144	360
IES Holdings, Inc.*	27	778
MasTec, Inc.*	187	8,641
MYR Group, Inc.*	54	2,096
Northwest Pipe Co.*	32	907
NV5 Global, Inc.*	35	1,812
Primoris Services Corp.	158	3,011
Sterling Construction Co., Inc.*	91	1,287
Tutor Perini Corp.*	135	1,694
WillScot Mobile Mini Holdings Corp.*	529	9,469
		86,825
Construction Materials - 0.0%(c)
Forterra, Inc.*	63	835
Summit Materials, Inc., Class A*	389	5,792
United States Lime & Minerals, Inc.	7	645
US Concrete, Inc.*	53	1,414
		8,686
Consumer Finance - 0.1%
Atlanticus Holdings Corp.*	17	144
Curo Group Holdings Corp.	60	462
Encore Capital Group, Inc.*	103	4,732
Enova International, Inc.*	97	1,657
EZCORP, Inc., Class A*	160	861
FirstCash, Inc.	134	8,006
Green Dot Corp., Class A*	168	8,746
LendingClub Corp.*	227	1,210
Navient Corp.	631	5,736
Nelnet, Inc., Class A	58	3,798
Oportun Financial Corp.*	64	803
PRA Group, Inc.*	149	6,955
Regional Management Corp.*	28	512
World Acceptance Corp.*(a)	16	1,456
		45,078
Containers & Packaging - 0.0%(c)
Greif, Inc., Class A	85	3,132
Greif, Inc., Class B	20	821
Myers Industries, Inc.	118	1,805
O-I Glass, Inc.	517	5,625
Ranpak Holdings Corp.*	96	858
UFP Technologies, Inc.*	23	948
		13,189
Distributors - 0.0%(c)
Core-Mark Holding Co., Inc.	147	4,913
Funko, Inc., Class A*(a)	79	461
Greenlane Holdings, Inc., Class A*	34	105
Weyco Group, Inc.	20	360
		5,839
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	172	5,710
American Public Education, Inc.*	48	1,509
Aspen Group, Inc.*	61	780
Carriage Services, Inc.	54	1,196
Collectors Universe, Inc.	30	1,335
Franchise Group, Inc.(a)	63	1,547
Houghton Mifflin Harcourt Co.*	348	786
K12, Inc.*	132	4,912
Laureate Education, Inc., Class A*	355	4,445
OneSpaWorld Holdings Ltd.	149	1,033
Perdoceo Education Corp.*	228	3,276
Regis Corp.*	78	576
Strategic Education, Inc.	72	7,385
Universal Technical Institute, Inc.*	95	670
Vivint Smart Home, Inc.*(a)	230	4,082
WW International, Inc.*	156	3,663
		42,905
Diversified Financial Services - 0.0%(c)
Alerus Financial Corp.	49	1,009
A-Mark Precious Metals, Inc.*	16	383
Banco Latinoamericano de Comercio Exterior SA, Class E	102	1,242
Cannae Holdings, Inc.*	279	10,527
GWG Holdings, Inc.*(a)	11	96
Marlin Business Services Corp.	28	187
SWK Holdings Corp.*	12	153
		13,597
Diversified Telecommunication Services - 0.2%
Alaska Communications Systems Group, Inc.	171	383
Anterix, Inc.*	44	1,925
ATN International, Inc.	37	2,146
Bandwidth, Inc., Class A*	63	9,921
Cincinnati Bell, Inc.*	165	2,485
Cogent Communications Holdings, Inc.	140	9,416
Consolidated Communications Holdings, Inc.*	240	1,867
IDT Corp., Class B*	50	326
Iridium Communications, Inc.*	388	10,868
Liberty Latin America Ltd., Class A*	152	1,490
Liberty Latin America Ltd., Class C*	371	3,539
Ooma, Inc.*	68	928
ORBCOMM, Inc.*	244	978
Vonage Holdings Corp.*	764	8,748
		55,020
Electric Utilities - 0.2%
ALLETE, Inc.	172	9,281
Genie Energy Ltd., Class B	43	380
MGE Energy, Inc.	115	7,474
Otter Tail Corp.	132	5,128
PNM Resources, Inc.	262	11,444
Portland General Electric Co.	297	11,331
Spark Energy, Inc., Class A	39	358
		45,396
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	24	1,022
American Superconductor Corp.*	73	917
Atkore International Group, Inc.*	156	4,170
AZZ, Inc.	86	2,987
Bloom Energy Corp., Class A*(a)	281	4,400
Encore Wire Corp.	67	3,458
EnerSys	140	10,077
FuelCell Energy, Inc.*	702	1,994
LSI Industries, Inc.	85	583
Orion Energy Systems, Inc.*	88	561
Plug Power, Inc.*	1,069	13,876
Powell Industries, Inc.	30	810
Preformed Line Products Co.	10	544
Sunrun, Inc.*	383	21,661
Thermon Group Holdings, Inc.*	108	1,421
TPI Composites, Inc.*	100	3,071
Ultralife Corp.*	30	190
Vicor Corp.*	59	5,135

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Vivint Solar, Inc.*	162	5,002
		81,879
Electronic Equipment, Instruments & Components - 0.5%
Akoustis Technologies, Inc.*(a)	102	809
Arlo Technologies, Inc.*	256	1,467
Badger Meter, Inc.	96	5,922
Bel Fuse, Inc., Class B	33	397
Belden, Inc.	146	4,917
Benchmark Electronics, Inc.	120	2,353
CTS Corp.	105	2,194
Daktronics, Inc.	122	539
ePlus, Inc.*	44	3,376
Fabrinet*	121	8,443
FARO Technologies, Inc.*	59	3,333
Fitbit, Inc., Class A*	788	5,012
II-VI, Inc.*	328	14,596
Insight Enterprises, Inc.*	114	6,818
Intellicheck, Inc.*(a)	52	328
Iteris, Inc.*	133	608
Itron, Inc.*	132	7,863
Kimball Electronics, Inc.*	79	1,065
Knowles Corp.*	292	4,397
Luna Innovations, Inc.*	95	608
Methode Electronics, Inc.	120	3,397
MTS Systems Corp.	64	1,562
Napco Security Technologies, Inc.*	38	947
nLight, Inc.*	114	2,663
Novanta, Inc.*	113	12,110
OSI Systems, Inc.*	56	4,410
PAR Technology Corp.*(a)	53	1,979
PC Connection, Inc.	36	1,594
Plexus Corp.*	95	7,227
Powerfleet, Inc.*	90	506
Research Frontiers, Inc.*(a)	88	204
Rogers Corp.*	61	6,912
Sanmina Corp.*	222	6,283
ScanSource, Inc.*	83	2,049
TTM Technologies, Inc.*	330	3,782
Vishay Intertechnology, Inc.	438	7,004
Vishay Precision Group, Inc.*	41	1,021
Wrap Technologies, Inc.*(a)	38	331
		139,026
Energy Equipment & Services - 0.1%
Archrock, Inc.	428	2,808
Aspen Aerogels, Inc.*	67	569
Bristow Group, Inc.*	22	416
Cactus, Inc., Class A	157	3,468
ChampionX Corp.*	613	6,277
DMC Global, Inc.	48	1,701
Dril-Quip, Inc.*	115	3,810
Exterran Corp.*	86	396
Frank's International NV*	511	1,180
Helix Energy Solutions Group, Inc.*	471	1,686
Liberty Oilfield Services, Inc., Class A	208	1,342
Matrix Service Co.*	85	785
Nabors Industries Ltd.(a)	23	920
National Energy Services Reunited Corp.*	68	513
Newpark Resources, Inc.*	293	571
NexTier Oilfield Solutions, Inc.*	534	1,346
Oceaneering International, Inc.*	327	1,763
Oil States International, Inc.*	199	874
Patterson-UTI Energy, Inc.	604	2,325
ProPetro Holding Corp.*	264	1,658
RPC, Inc.*	190	595
SEACOR Holdings, Inc.*	63	1,991
Select Energy Services, Inc., Class A*	194	925
Solaris Oilfield Infrastructure, Inc., Class A	95	739
Tidewater, Inc.*	133	914
Transocean Ltd.*(a)	1,929	2,353
US Silica Holdings, Inc.	243	1,084
		43,009
Entertainment - 0.1%
AMC Entertainment Holdings, Inc., Class A(a)	172	1,011
Cinemark Holdings, Inc.	353	5,171
Eros International plc*(a)	241	750
Gaia, Inc.*	39	456
Glu Mobile, Inc.*	427	3,390
IMAX Corp.*	163	2,505
Liberty Media Corp.-Liberty Braves, Class A*	33	647
Liberty Media Corp.-Liberty Braves, Class C*	120	2,332
LiveXLive Media, Inc.*(a)	99	267
Marcus Corp. (The)	74	1,160
		17,689
Equity Real Estate Investment Trusts (REITs) - 1.3%
Acadia Realty Trust	280	3,175
Agree Realty Corp.	176	11,778
Alexander & Baldwin, Inc.	238	2,882
Alexander's, Inc.	7	1,785
Alpine Income Property Trust, Inc.	22	319
American Assets Trust, Inc.	166	4,241
American Finance Trust, Inc.	360	2,461
Armada Hoffler Properties, Inc.	185	1,869
Bluerock Residential Growth REIT, Inc.	77	571
BRT Apartments Corp.	33	441
CareTrust REIT, Inc.	315	6,102
CatchMark Timber Trust, Inc., Class A	161	1,599
Chatham Lodging Trust	153	1,059
CIM Commercial Trust Corp.	37	382
City Office REIT, Inc.	155	1,246
Clipper Realty, Inc.	49	327
Colony Capital, Inc.*	1,601	4,339
Columbia Property Trust, Inc.	378	4,460
Community Healthcare Trust, Inc.	70	3,269
CoreCivic, Inc.	394	3,668
CorEnergy Infrastructure Trust, Inc.	45	402
CorePoint Lodging, Inc.	129	733
DiamondRock Hospitality Co.	659	3,493
Diversified Healthcare Trust	782	2,972
Easterly Government Properties, Inc.	249	6,023
EastGroup Properties, Inc.	127	16,911
Essential Properties Realty Trust, Inc.	301	5,108
Farmland Partners, Inc.(a)	86	575
Four Corners Property Trust, Inc.	232	5,858
Franklin Street Properties Corp.	343	1,519
Front Yard Residential Corp.	165	1,609
GEO Group, Inc. (The)	389	4,341

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Getty Realty Corp.	111	3,251
Gladstone Commercial Corp.	111	2,177
Gladstone Land Corp.	63	992
Global Medical REIT, Inc.	135	1,727
Global Net Lease, Inc.	297	5,198
Healthcare Realty Trust, Inc.	446	12,867
Hersha Hospitality Trust	112	720
Independence Realty Trust, Inc.	313	3,665
Industrial Logistics Properties Trust	214	4,616
Innovative Industrial Properties, Inc.	55	6,770
Investors Real Estate Trust	40	2,844
iStar, Inc.	245	3,033
Jernigan Capital, Inc.	74	1,276
Kite Realty Group Trust	274	3,080
Lexington Realty Trust	844	9,596
LTC Properties, Inc.	128	4,671
Macerich Co. (The)(a)	468	3,711
Mack-Cali Realty Corp.	300	3,789
Monmouth Real Estate Investment Corp.	313	4,542
National Health Investors, Inc.	142	8,839
National Storage Affiliates Trust	204	6,999
New Senior Investment Group, Inc.	270	1,183
NexPoint Residential Trust, Inc.	72	2,981
Office Properties Income Trust	158	3,767
One Liberty Properties, Inc.	52	996
Pebblebrook Hotel Trust	429	5,414
Physicians Realty Trust	670	12,160
Piedmont Office Realty Trust, Inc., Class A	416	6,369
Plymouth Industrial REIT, Inc.	49	654
PotlatchDeltic Corp.	216	9,945
Preferred Apartment Communities, Inc., Class A	157	1,036
PS Business Parks, Inc.	66	8,329
QTS Realty Trust, Inc., Class A	198	13,428
Retail Opportunity Investments Corp.	377	4,196
Retail Properties of America, Inc., Class A	707	4,461
Retail Value, Inc.	54	686
RLJ Lodging Trust	541	5,107
RPT Realty	266	1,559
Ryman Hospitality Properties, Inc.	166	6,335
Sabra Health Care REIT, Inc.	678	10,055
Safehold, Inc.	57	3,162
Saul Centers, Inc.	39	1,093
Seritage Growth Properties, Class A*(a)	112	1,571
Service Properties Trust	541	4,442
SITE Centers Corp.	505	3,793
STAG Industrial, Inc.	494	15,956
Summit Hotel Properties, Inc.	341	2,008
Sunstone Hotel Investors, Inc.	709	5,906
Tanger Factory Outlet Centers, Inc.(a)	299	1,701
Terreno Realty Corp.	220	13,121
UMH Properties, Inc.	121	1,759
Uniti Group, Inc.	637	6,255
Universal Health Realty Income Trust	42	2,802
Urban Edge Properties	383	4,044
Urstadt Biddle Properties, Inc., Class A	98	911
Washington REIT	272	5,968
Whitestone REIT	131	842
Xenia Hotels & Resorts, Inc.	374	3,359
		377,234
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	103	1,826
BJ's Wholesale Club Holdings, Inc.*	452	20,073
Chefs' Warehouse, Inc. (The)*	82	1,214
HF Foods Group, Inc.*(a)	117	929
Ingles Markets, Inc., Class A	47	1,899
Natural Grocers by Vitamin Cottage, Inc.	30	352
Performance Food Group Co.*	432	15,772
PriceSmart, Inc.	75	4,931
Rite Aid Corp.*	181	2,357
SpartanNash Co.	117	2,338
United Natural Foods, Inc.*	176	3,177
Village Super Market, Inc., Class A	28	712
Weis Markets, Inc.	31	1,526
		57,106
Food Products - 0.3%
Alico, Inc.	17	549
B&G Foods, Inc.(a)	210	6,539
Bridgford Foods Corp.*	6	100
Calavo Growers, Inc.	54	3,427
Cal-Maine Foods, Inc.*	104	4,013
Darling Ingredients, Inc.*	531	16,976
Farmer Bros Co.*	53	333
Fresh Del Monte Produce, Inc.	103	2,389
Freshpet, Inc.*	128	14,541
Hostess Brands, Inc.*	403	5,175
J & J Snack Foods Corp.	49	6,662
John B Sanfilippo & Son, Inc.	29	2,310
Lancaster Colony Corp.	63	11,196
Landec Corp.*	85	870
Limoneira Co.	54	781
Sanderson Farms, Inc.	66	7,719
Seneca Foods Corp., Class A*	21	995
Simply Good Foods Co. (The)*	281	6,983
Tootsie Roll Industries, Inc.	53	1,696
		93,254
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A(a)	107	5,342
Chesapeake Utilities Corp.	53	4,335
New Jersey Resources Corp.	314	9,464
Northwest Natural Holding Co.	100	5,111
ONE Gas, Inc.	173	12,823
RGC Resources, Inc.	25	583
South Jersey Industries, Inc.	306	6,778
Southwest Gas Holdings, Inc.	182	11,442
Spire, Inc.	166	9,663
		65,541
Health Care Equipment & Supplies - 0.8%
Accelerate Diagnostics, Inc.*(a)	101	1,230
Accuray, Inc.*	295	687
Alphatec Holdings, Inc.*	147	881
AngioDynamics, Inc.*	121	1,133
Antares Pharma, Inc.*	542	1,534
Apyx Medical Corp.*	110	505

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Aspira Women's Health, Inc.*(a)	156	447
AtriCure, Inc.*	129	5,770
Atrion Corp.	5	3,159
Avanos Medical, Inc.*	157	5,087
Axogen, Inc.*	120	1,424
Axonics Modulation Technologies, Inc.*	100	4,226
Bellerophon Therapeutics, Inc.*	11	119
Beyond Air, Inc.*(a)	43	239
BioLife Solutions, Inc.*	24	512
BioSig Technologies, Inc.*(a)	70	519
Cantel Medical Corp.	125	6,560
Cardiovascular Systems, Inc.*	114	3,724
Cerus Corp.*	534	3,402
Chembio Diagnostics, Inc.*(a)	64	262
Co-Diagnostics, Inc.*(a)	86	937
CONMED Corp.	90	7,768
CryoLife, Inc.*	121	2,447
CryoPort, Inc.*	111	6,158
Cutera, Inc.*	55	900
CytoSorbents Corp.*	114	962
Electromed, Inc.*	23	285
FONAR Corp.*	21	533
GenMark Diagnostics, Inc.*	223	2,892
Glaukos Corp.*	139	6,648
Heska Corp.*	23	2,383
Inogen, Inc.*	61	1,844
Integer Holdings Corp.*	108	7,480
IntriCon Corp.*	28	340
Invacare Corp.	111	753
iRadimed Corp.*	19	403
iRhythm Technologies, Inc.*	89	19,596
Lantheus Holdings, Inc.*	219	2,939
LeMaitre Vascular, Inc.	55	1,775
LivaNova plc*	161	7,551
Meridian Bioscience, Inc.*	140	1,980
Merit Medical Systems, Inc.*	179	8,789
Mesa Laboratories, Inc.	13	3,197
Milestone Scientific, Inc.*(a)	116	174
Misonix, Inc.*	48	633
Natus Medical, Inc.*	111	2,016
Nemaura Medical, Inc.*	22	82
Neogen Corp.*	174	13,259
Nevro Corp.*	111	15,267
NuVasive, Inc.*	169	8,810
OraSure Technologies, Inc.*	206	2,414
Orthofix Medical, Inc.*	62	1,881
OrthoPediatrics Corp.*	39	1,966
PAVmed, Inc.*(a)	118	232
Pulse Biosciences, Inc.*(a)	45	445
Quotient Ltd.*	200	1,012
Repro-Med Systems, Inc.*	80	695
Retractable Technologies, Inc.*(a)	44	278
Rockwell Medical, Inc.*(a)	226	296
SeaSpine Holdings Corp.*	86	1,145
Shockwave Medical, Inc.*	88	5,591
SI-BONE, Inc.*	84	1,833
Sientra, Inc.*	153	587
Silk Road Medical, Inc.*	105	6,403
Soliton, Inc.*	18	123
STAAR Surgical Co.*	149	7,145
Stereotaxis, Inc.*	146	514
Surgalign Holdings, Inc.*	187	415
Surmodics, Inc.*	44	1,991
Tactile Systems Technology, Inc.*	61	2,344
Tela Bio, Inc.*	18	256
TransMedics Group, Inc.*	65	1,159
Utah Medical Products, Inc.	11	904
Vapotherm, Inc.*	63	1,960
Varex Imaging Corp.*	124	1,375
Venus Concept, Inc.*(a)	61	175
ViewRay, Inc.*	368	1,001
VolitionRX Ltd.*(a)	78	264
Wright Medical Group NV*	424	12,818
Zynex, Inc.*(a)	55	814
		228,257
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc.*	70	2,042
AdaptHealth Corp.*	26	552
Addus HomeCare Corp.*	46	4,308
American Renal Associates Holdings, Inc.*	45	303
AMN Healthcare Services, Inc.*	154	8,291
Apollo Medical Holdings, Inc.*	33	623
Avalon GloboCare Corp.*(a)	64	91
BioTelemetry, Inc.*	111	4,393
Brookdale Senior Living, Inc.*	606	1,666
Community Health Systems, Inc.*	281	1,453
CorVel Corp.*	29	2,408
Covetrus, Inc.*	324	7,423
Cross Country Healthcare, Inc.*	118	754
Ensign Group, Inc. (The)	169	9,893
Enzo Biochem, Inc.*	146	311
Exagen, Inc.*	16	231
Five Star Senior Living, Inc.*	62	321
Fulgent Genetics, Inc.*	32	946
Hanger, Inc.*	122	2,411
HealthEquity, Inc.*	245	14,083
InfuSystem Holdings, Inc.*	48	698
Joint Corp. (The)*	44	786
LHC Group, Inc.*	100	20,844
Magellan Health, Inc.*	77	5,810
MEDNAX, Inc.*	274	5,091
National HealthCare Corp.	41	2,612
National Research Corp.	44	2,464
Ontrak, Inc.*(a)	26	1,897
Option Care Health, Inc.*	112	1,301
Owens & Minor, Inc.	205	3,399
Patterson Cos., Inc.	280	8,123
Pennant Group, Inc. (The)*	86	3,185
PetIQ, Inc.*	68	2,392
Progyny, Inc.*(a)	87	2,484
Providence Service Corp. (The)*	40	3,704
R1 RCM, Inc.*	352	5,104
RadNet, Inc.*	141	2,033
Select Medical Holdings Corp.*	358	7,185
Sharps Compliance Corp.*(a)	47	359
Surgery Partners, Inc.*	74	1,413
Tenet Healthcare Corp.*	345	9,722
Tivity Health, Inc.*	143	2,339
Triple-S Management Corp., Class B*	76	1,414
US Physical Therapy, Inc.	42	3,734
Viemed Healthcare, Inc.*	113	1,228
		161,824
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	533	4,760

Hedge Replication ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Computer Programs and Systems, Inc.	42	1,149
Evolent Health, Inc., Class A*	249	3,568
Health Catalyst, Inc.*	106	3,305
HealthStream, Inc.*	85	1,761
HMS Holdings Corp.*	291	8,116
iCAD, Inc.*(a)	66	715
Inovalon Holdings, Inc., Class A*	243	6,013
Inspire Medical Systems, Inc.*	86	10,273
NantHealth, Inc.*	89	283
NextGen Healthcare, Inc.*	181	2,400
Omnicell, Inc.*	140	9,335
OptimizeRx Corp.*	47	947
Phreesia, Inc.*	94	2,965
Schrodinger, Inc.*	46	2,781
Simulations Plus, Inc.	42	2,502
Tabula Rasa HealthCare, Inc.*(a)	68	3,441
Vocera Communications, Inc.*	105	2,939
		67,253
Hotels, Restaurants & Leisure - 0.7%
Accel Entertainment, Inc.*(a)	139	1,649
BBX Capital Corp.	42	647
Biglari Holdings, Inc., Class B*	3	297
BJ's Restaurants, Inc.	61	1,923
Bloomin' Brands, Inc.	289	4,144
Bluegreen Vacations Corp.	17	95
Boyd Gaming Corp.	268	7,177
Brinker International, Inc.	144	6,486
Caesars Entertainment, Inc.*	449	20,564
Carrols Restaurant Group, Inc.*	116	773
Century Casinos, Inc.*	89	547
Cheesecake Factory, Inc. (The)	140	4,134
Churchill Downs, Inc.	125	21,845
Chuy's Holdings, Inc.*	55	1,223
Cracker Barrel Old Country Store, Inc.	79	10,563
Dave & Buster's Entertainment, Inc.(a)	153	2,544
Del Taco Restaurants, Inc.*	98	824
Denny's Corp.*	179	2,051
Dine Brands Global, Inc.	51	3,038
El Pollo Loco Holdings, Inc.*	59	1,054
Everi Holdings, Inc.*	268	2,080
Fiesta Restaurant Group, Inc.*	59	591
GAN Ltd.*(a)	24	493
Golden Entertainment, Inc.*	55	706
Hilton Grand Vacations, Inc.*	281	6,157
International Game Technology plc	328	3,651
Jack in the Box, Inc.	75	6,179
Kura Sushi USA, Inc., Class A*	11	135
Lindblad Expeditions Holdings, Inc.*	85	842
Marriott Vacations Worldwide Corp.	134	12,686
Monarch Casino & Resort, Inc.*	42	1,932
Nathan's Famous, Inc.	10	525
Noodles & Co.*	103	784
Papa John's International, Inc.	107	10,517
Penn National Gaming, Inc.*	442	22,586
PlayAGS, Inc.*	88	352
RCI Hospitality Holdings, Inc.	28	535
Red Robin Gourmet Burgers, Inc.*	42	466
Red Rock Resorts, Inc., Class A	217	3,705
Ruth's Hospitality Group, Inc.	87	894
Scientific Games Corp.*	188	3,889
SeaWorld Entertainment, Inc.*	168	3,427
Shake Shack, Inc., Class A*	116	7,917
Target Hospitality Corp.*	98	142
Texas Roadhouse, Inc.	217	13,669
Twin River Worldwide Holdings, Inc.	60	1,436
Wingstop, Inc.	98	16,013
		213,887
Household Durables - 0.5%
Beazer Homes USA, Inc.*	94	1,151
Casper Sleep, Inc.*	28	254
Cavco Industries, Inc.*	29	5,536
Century Communities, Inc.*	96	3,425
Ethan Allen Interiors, Inc.	77	1,096
GoPro, Inc., Class A*	426	1,955
Green Brick Partners, Inc.*	78	1,111
Hamilton Beach Brands Holding Co., Class A	23	503
Helen of Troy Ltd.*	83	17,166
Hooker Furniture Corp.	38	937
Installed Building Products, Inc.*	75	6,511
iRobot Corp.*	91	6,737
KB Home	291	10,406
La-Z-Boy, Inc.	147	4,778
Legacy Housing Corp.*	27	412
LGI Homes, Inc.*	73	8,166
Lifetime Brands, Inc.	39	383
Lovesac Co. (The)*	29	768
M/I Homes, Inc.*	92	3,916
MDC Holdings, Inc.	168	7,288
Meritage Homes Corp.*	123	11,812
Purple Innovation, Inc.*	47	889
Skyline Champion Corp.*	180	5,137
Sonos, Inc.*	262	3,686
Taylor Morrison Home Corp., Class A*	416	9,788
TopBuild Corp.*	109	16,764
TRI Pointe Group, Inc.*	427	7,208
Tupperware Brands Corp.	162	2,639
Turtle Beach Corp.*(a)	44	861
Universal Electronics, Inc.*	44	1,808
VOXX International Corp.*	65	408
		143,499
Household Products - 0.1%
Central Garden & Pet Co.*	32	1,302
Central Garden & Pet Co., Class A*	130	4,831
Oil-Dri Corp. of America	17	595
WD-40 Co.	45	9,197
		15,925
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corp.*	299	619
Brookfield Renewable Corp.	226	11,508
Clearway Energy, Inc., Class A	115	2,777
Clearway Energy, Inc., Class C	263	6,709
Ormat Technologies, Inc.	132	8,035
Sunnova Energy International, Inc.*	107	2,538
		32,186
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	118	2,932

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Insurance - 0.5%
Ambac Financial Group, Inc.*	150	1,895
American Equity Investment Life Holding Co.	299	7,149
AMERISAFE, Inc.	63	4,204
Argo Group International Holdings Ltd.	107	3,974
BRP Group, Inc., Class A*	66	1,816
Citizens, Inc.*(a)	163	954
CNO Financial Group, Inc.	473	7,710
Crawford & Co., Class A	54	370
Donegal Group, Inc., Class A	36	519
eHealth, Inc.*	84	5,302
Employers Holdings, Inc.	98	3,193
Enstar Group Ltd.*	40	7,160
FBL Financial Group, Inc., Class A	32	1,186
FedNat Holding Co.	41	348
Genworth Financial, Inc., Class A*	1,664	5,025
Goosehead Insurance, Inc., Class A	43	4,419
Greenlight Capital Re Ltd., Class A*	95	691
HCI Group, Inc.	20	1,094
Heritage Insurance Holdings, Inc.	83	1,083
Horace Mann Educators Corp.	137	5,351
Independence Holding Co.	15	525
Investors Title Co.	4	544
James River Group Holdings Ltd.	99	4,822
Kinsale Capital Group, Inc.	69	14,299
MBIA, Inc.*	229	1,857
National General Holdings Corp.	225	7,661
National Western Life Group, Inc., Class A	8	1,760
NI Holdings, Inc.*	30	490
Palomar Holdings, Inc.*	64	7,190
ProAssurance Corp.	177	2,712
ProSight Global, Inc.*	31	294
Protective Insurance Corp., Class B	30	431
RLI Corp.	131	12,286
Safety Insurance Group, Inc.	48	3,475
Selective Insurance Group, Inc.	195	11,663
State Auto Financial Corp.	58	895
Stewart Information Services Corp.	77	3,286
Third Point Reinsurance Ltd.*	266	2,277
Tiptree, Inc.	82	462
Trupanion, Inc.*	98	6,148
United Fire Group, Inc.	69	1,737
United Insurance Holdings Corp.	67	507
Universal Insurance Holdings, Inc.	93	1,725
Vericity, Inc.	6	43
Watford Holdings Ltd.*	56	896
		151,428
Interactive Media & Services - 0.1%
Cargurus, Inc.*	285	6,948
Cars.com, Inc.*	222	1,927
DHI Group, Inc.*	160	389
Eventbrite, Inc., Class A*	209	2,247
EverQuote, Inc., Class A*	46	1,633
Liberty TripAdvisor Holdings, Inc., Class A*	240	672
Meet Group, Inc. (The)*	227	1,430
QuinStreet, Inc.*	156	2,051
TrueCar, Inc.*	349	1,651
Yelp, Inc.*	231	5,341
		24,289
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	82	2,454
CarParts.com, Inc.*	70	984
Duluth Holdings, Inc., Class B*(a)	36	348
Groupon, Inc.*	76	2,419
Lands' End, Inc.*	38	508
Liquidity Services, Inc.*	92	663
Magnite, Inc.*	340	2,499
Overstock.com, Inc.*	133	11,638
PetMed Express, Inc.	64	2,225
Quotient Technology, Inc.*	283	2,465
RealReal, Inc. (The)*	206	3,308
Shutterstock, Inc.	64	3,220
Stamps.com, Inc.*	55	13,714
Stitch Fix, Inc., Class A*(a)	185	4,468
Waitr Holdings, Inc.*	250	1,008
		51,921
IT Services - 0.4%
Brightcove, Inc.*	129	1,434
Cardtronics plc, Class A*	119	2,583
Cass Information Systems, Inc.	47	1,841
Conduent, Inc.*	544	1,839
CSG Systems International, Inc.	108	4,598
Endurance International Group Holdings, Inc.*	218	1,419
EVERTEC, Inc.	199	6,969
Evo Payments, Inc., Class A*	134	3,850
ExlService Holdings, Inc.*	111	7,070
GreenSky, Inc., Class A*	205	892
Grid Dynamics Holdings, Inc.*	72	534
GTT Communications, Inc.*(a)	105	523
Hackett Group, Inc. (The)	82	1,034
I3 Verticals, Inc., Class A*	49	1,367
Information Services Group, Inc.*	116	238
International Money Express, Inc.*	44	744
KBR, Inc.	470	11,745
Limelight Networks, Inc.*	383	2,172
LiveRamp Holdings, Inc.*	216	12,061
ManTech International Corp., Class A	90	6,737
MAXIMUS, Inc.	202	15,665
MoneyGram International, Inc.*(a)	205	599
NIC, Inc.	217	4,639
Paysign, Inc.*(a)	102	657
Perficient, Inc.*	107	4,591
Perspecta, Inc.	459	9,533
PFSweb, Inc.*	46	389
Priority Technology Holdings, Inc.*	25	49
Repay Holdings Corp.*	121	3,061
ServiceSource International, Inc.*(a)	287	432
StarTek, Inc.*	55	275
Sykes Enterprises, Inc.*	129	4,271
TTEC Holdings, Inc.	60	3,401
Tucows, Inc., Class A*	31	1,960
Unisys Corp.*	204	2,379
Verra Mobility Corp.*	441	4,659
Virtusa Corp.*	95	3,756
		129,966
Leisure Products - 0.1%
Acushnet Holdings Corp.	113	3,988
American Outdoor Brands, Inc.*	45	685
Callaway Golf Co.	308	6,425

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Clarus Corp.	77	969
Escalade, Inc.	34	616
Johnson Outdoors, Inc., Class A	17	1,457
Malibu Boats, Inc., Class A*	68	3,526
Marine Products Corp.	24	347
MasterCraft Boat Holdings, Inc.*	61	1,276
Nautilus, Inc.*	98	1,161
Smith & Wesson Brands, Inc.*	180	3,287
Sturm Ruger & Co., Inc.	56	3,968
Vista Outdoor, Inc.*	192	3,727
YETI Holdings, Inc.*	245	12,588
		44,020
Life Sciences Tools & Services - 0.2%
Champions Oncology, Inc.*	24	199
ChromaDex Corp.*(a)	134	663
Codexis, Inc.*	177	2,443
Fluidigm Corp.*	233	1,829
Harvard Bioscience, Inc.*	124	415
Luminex Corp.	140	3,737
Medpace Holdings, Inc.*	90	11,681
NanoString Technologies, Inc.*	125	5,060
NeoGenomics, Inc.*	342	13,321
Pacific Biosciences of California, Inc.*	480	3,168
Personalis, Inc.*	64	1,460
Quanterix Corp.*	62	2,207
		46,183
Machinery - 0.8%
Alamo Group, Inc.	33	3,660
Albany International Corp., Class A	101	5,242
Altra Industrial Motion Corp.	213	8,318
Astec Industries, Inc.	74	3,901
Barnes Group, Inc.	155	6,138
Blue Bird Corp.*	51	580
Chart Industries, Inc.*	119	7,821
CIRCOR International, Inc.*	66	1,957
Columbus McKinnon Corp.	76	2,765
Douglas Dynamics, Inc.	74	2,841
Eastern Co. (The)	18	394
Energy Recovery, Inc.*	125	1,064
Enerpac Tool Group Corp.	179	3,723
EnPro Industries, Inc.	68	3,979
ESCO Technologies, Inc.	84	7,553
Evoqua Water Technologies Corp.*	283	5,790
ExOne Co. (The)*(a)	37	452
Federal Signal Corp.	197	6,328
Franklin Electric Co., Inc.	152	9,023
Gencor Industries, Inc.*	30	378
Gorman-Rupp Co. (The)	58	1,853
Graham Corp.	32	420
Greenbrier Cos., Inc. (The)	106	2,882
Helios Technologies, Inc.	97	3,988
Hillenbrand, Inc.	244	7,737
Hurco Cos., Inc.	21	594
Hyster-Yale Materials Handling, Inc.	33	1,331
John Bean Technologies Corp.	103	10,559
Kadant, Inc.	38	4,425
Kennametal, Inc.	274	7,951
L B Foster Co., Class A*	33	493
Lindsay Corp.	36	3,597
Luxfer Holdings plc	94	1,337
Lydall, Inc.*	56	1,052
Manitowoc Co., Inc. (The)*	112	1,055
Mayville Engineering Co., Inc.*	24	205
Meritor, Inc.*	229	5,212
Miller Industries, Inc.	37	1,161
Mueller Industries, Inc.	184	5,465
Mueller Water Products, Inc., Class A	517	5,584
Navistar International Corp.*	165	5,277
NN, Inc.	138	628
Omega Flex, Inc.	10	1,317
Park-Ohio Holdings Corp.	28	443
Proto Labs, Inc.*	88	12,936
RBC Bearings, Inc.*	81	10,695
REV Group, Inc.	91	705
Rexnord Corp.	351	10,165
Shyft Group, Inc. (The)	112	2,237
SPX Corp.*	142	5,940
SPX FLOW, Inc.*	140	6,087
Standex International Corp.	41	2,371
Tennant Co.	60	3,988
Terex Corp.	222	4,345
TriMas Corp.*	143	3,615
Wabash National Corp.	174	2,125
Watts Water Technologies, Inc., Class A	90	8,617
Welbilt, Inc.*	430	3,173
		233,472
Marine - 0.0%(c)
Costamare, Inc.	164	828
Eagle Bulk Shipping, Inc.*(a)	146	385
Genco Shipping & Trading Ltd.	56	398
Matson, Inc.	141	5,650
Pangaea Logistics Solutions Ltd.	35	86
Safe Bulkers, Inc.*	171	190
Scorpio Bulkers, Inc.	18	252
		7,789
Media - 0.2%
AMC Networks, Inc., Class A*	128	3,109
Boston Omaha Corp., Class A*	37	603
Cardlytics, Inc.*	85	6,447
Central European Media Enterprises Ltd., Class A*	294	1,219
comScore, Inc.*	193	508
Daily Journal Corp.*(a)	4	1,101
Emerald Holding, Inc.	81	224
Entercom Communications Corp., Class A	387	580
Entravision Communications Corp., Class A	194	295
EW Scripps Co. (The), Class A	185	2,057
Fluent, Inc.*	138	428
Gannett Co., Inc.(a)	434	751
Gray Television, Inc.*	295	4,578
Hemisphere Media Group, Inc.*	54	481
iHeartMedia, Inc., Class A*(a)	198	1,826
Loral Space & Communications, Inc.	42	990
Meredith Corp.	131	1,834
MSG Networks, Inc., Class A*	131	1,276
National CineMedia, Inc.	205	740
Saga Communications, Inc., Class A	13	292
Scholastic Corp.	96	2,160
Sinclair Broadcast Group, Inc., Class A(a)	171	3,558

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
TechTarget, Inc.*	77	3,055
TEGNA, Inc.	723	9,052
Tribune Publishing Co.	51	579
WideOpenWest, Inc.*	173	995
		48,738
Metals & Mining - 0.3%
Alcoa Corp.*	618	9,035
Allegheny Technologies, Inc.*	419	3,490
Arconic Corp.*	328	7,298
Caledonia Mining Corp. plc(a)	37	673
Carpenter Technology Corp.	157	3,302
Century Aluminum Co.*	167	1,648
Cleveland-Cliffs, Inc.(a)	1,303	8,574
Coeur Mining, Inc.*	799	6,759
Commercial Metals Co.	392	8,181
Compass Minerals International, Inc.	113	6,433
Gold Resource Corp.	215	856
Haynes International, Inc.	41	768
Hecla Mining Co.	1,721	10,360
Kaiser Aluminum Corp.	52	3,343
Materion Corp.	67	3,657
Novagold Resources, Inc.*	784	8,303
Olympic Steel, Inc.	30	330
Ryerson Holding Corp.*	53	292
Schnitzer Steel Industries, Inc., Class A	85	1,678
SunCoke Energy, Inc.	274	981
TimkenSteel Corp.*	148	558
United States Steel Corp.(a)	723	5,661
Warrior Met Coal, Inc.	170	2,630
Worthington Industries, Inc.	122	5,067
		99,877
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Anworth Mortgage Asset Corp.	323	559
Apollo Commercial Real Estate Finance, Inc.	510	4,559
Arbor Realty Trust, Inc.(a)	340	3,849
Ares Commercial Real Estate Corp.	101	1,006
Arlington Asset Investment Corp., Class A	120	326
ARMOUR Residential REIT, Inc.	211	2,045
Blackstone Mortgage Trust, Inc., Class A	454	10,792
Broadmark Realty Capital, Inc.(a)	424	4,155
Capstead Mortgage Corp.	314	1,937
Cherry Hill Mortgage Investment Corp.	50	478
Chimera Investment Corp.	633	5,627
Colony Credit Real Estate, Inc.	277	1,668
Dynex Capital, Inc.(a)	73	1,156
Ellington Financial, Inc.	136	1,695
Ellington Residential Mortgage REIT	30	341
Granite Point Mortgage Trust, Inc.	180	1,195
Great Ajax Corp.	68	620
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	233	9,893
Invesco Mortgage Capital, Inc.(a)	548	1,644
KKR Real Estate Finance Trust, Inc.	94	1,711
Ladder Capital Corp.	349	2,600
MFA Financial, Inc.	1,497	4,012
New York Mortgage Trust, Inc.	1,249	3,297
Orchid Island Capital, Inc.	219	1,119
PennyMac Mortgage Investment Trust	327	5,605
Ready Capital Corp.	121	1,238
Redwood Trust, Inc.	379	2,627
TPG RE Finance Trust, Inc.	198	1,746
Two Harbors Investment Corp.	903	4,921
Western Asset Mortgage Capital Corp.(a)	172	391
		82,812
Multiline Retail - 0.0%(c)
Big Lots, Inc.	129	6,083
Dillard's, Inc., Class A(a)	25	755
Macy's, Inc.(a)	1,030	7,179
		14,017
Multi-Utilities - 0.1%
Avista Corp.	222	8,183
Black Hills Corp.	207	11,608
NorthWestern Corp.	167	8,624
Unitil Corp.	49	2,068
		30,483
Oil, Gas & Consumable Fuels - 0.3%
Adams Resources & Energy, Inc.	7	149
Antero Resources Corp.*	801	2,579
Arch Resources, Inc.	50	1,883
Ardmore Shipping Corp.	111	411
Berry Corp.	223	879
Bonanza Creek Energy, Inc.*	62	1,242
Brigham Minerals, Inc., Class A	100	1,181
Clean Energy Fuels Corp.*	433	1,143
CNX Resources Corp.*	612	6,707
Comstock Resources, Inc.*	66	380
CONSOL Energy, Inc.*	86	445
Contango Oil & Gas Co.*(a)	296	480
CVR Energy, Inc.	98	1,636
Delek US Holdings, Inc.	206	3,240
DHT Holdings, Inc.	368	1,947
Diamond S Shipping, Inc.*	90	737
Dorian LPG Ltd.*	114	962
Earthstone Energy, Inc., Class A*	77	226
Energy Fuels, Inc.*(a)	385	701
Evolution Petroleum Corp.	93	254
Falcon Minerals Corp.	127	357
Frontline Ltd.(a)	389	3,096
Golar LNG Ltd.*	300	3,105
Goodrich Petroleum Corp.*	30	247
Green Plains, Inc.*	113	1,512
Gulfport Energy Corp.*	530	374
International Seaways, Inc.	82	1,391
Kosmos Energy Ltd.	1,330	1,955
Magnolia Oil & Gas Corp., Class A*	413	2,660
Matador Resources Co.*(a)	364	3,542
Montage Resources Corp.*	71	366
NACCO Industries, Inc., Class A	12	246
NextDecade Corp.*	69	92
Nordic American Tankers Ltd.	476	2,075
Overseas Shipholding Group, Inc., Class A*	218	460
Ovintiv, Inc.	863	9,562
Par Pacific Holdings, Inc.*	132	1,146
PBF Energy, Inc., Class A	318	2,722
PDC Energy, Inc.*	329	4,981

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Peabody Energy Corp.	207	540
Penn Virginia Corp.*	45	514
PrimeEnergy Resources Corp.*	2	134
Range Resources Corp.	706	5,267
Renewable Energy Group, Inc.*	126	4,212
REX American Resources Corp.*	19	1,174
Scorpio Tankers, Inc.(a)	169	2,001
SFL Corp. Ltd.	308	2,704
SM Energy Co.	372	904
Southwestern Energy Co.*	1,793	4,985
Talos Energy, Inc.*	36	270
Tellurian, Inc.*(a)	481	447
Uranium Energy Corp.*	599	689
W&T Offshore, Inc.*(a)	311	694
Whiting Petroleum Corp.*(a)	297	237
World Fuel Services Corp.	206	5,438
		97,281
Paper & Forest Products - 0.1%
Boise Cascade Co.	129	5,908
Clearwater Paper Corp.*	53	1,784
Domtar Corp.	181	5,162
Louisiana-Pacific Corp.	372	12,254
Neenah, Inc.	55	2,435
P H Glatfelter Co.	144	2,158
Schweitzer-Mauduit International, Inc.	102	3,094
Verso Corp., Class A	116	1,521
		34,316
Personal Products - 0.1%
BellRing Brands, Inc., Class A*	131	2,547
Edgewell Personal Care Co.*	180	5,168
elf Beauty, Inc.*	87	1,699
Inter Parfums, Inc.	59	2,635
Lifevantage Corp.*	45	676
Medifast, Inc.	37	6,021
Nature's Sunshine Products, Inc.*	29	320
Revlon, Inc., Class A*(a)	23	168
USANA Health Sciences, Inc.*	38	2,980
Veru, Inc.*	163	451
		22,665
Pharmaceuticals - 0.4%
AcelRx Pharmaceuticals, Inc.*(a)	264	330
Aerie Pharmaceuticals, Inc.*	121	1,331
Agile Therapeutics, Inc.*(a)	224	717
AMAG Pharmaceuticals, Inc.*(a)	102	1,057
Amneal Pharmaceuticals, Inc.*	327	1,344
Amphastar Pharmaceuticals, Inc.*	117	2,384
ANI Pharmaceuticals, Inc.*	31	972
Aquestive Therapeutics, Inc.*(a)	66	519
Arvinas, Inc.*	96	2,491
Avenue Therapeutics, Inc.*	22	245
Axsome Therapeutics, Inc.*	91	6,671
Aytu BioScience, Inc.*(a)	75	80
BioDelivery Sciences International, Inc.*	293	1,146
Cara Therapeutics, Inc.*	136	2,108
Cassava Sciences, Inc.*(a)	76	239
Cerecor, Inc.*	95	234
Chiasma, Inc.*	121	664
Collegium Pharmaceutical, Inc.*	113	2,154
Corcept Therapeutics, Inc.*	317	4,026
CorMedix, Inc.*(a)	85	397
Cymabay Therapeutics, Inc.*	228	1,475
Durect Corp.*	652	1,131
Eloxx Pharmaceuticals, Inc.*(a)	88	271
Endo International plc*	747	2,248
Eton Pharmaceuticals, Inc.*(a)	49	384
Evofem Biosciences, Inc.*	155	515
Evolus, Inc.*(a)	72	278
Fulcrum Therapeutics, Inc.*	41	298
Harrow Health, Inc.*	74	510
IMARA, Inc.*(a)	16	372
Innoviva, Inc.*	209	2,447
Intersect ENT, Inc.*	107	2,149
Intra-Cellular Therapies, Inc.*	181	3,298
Kala Pharmaceuticals, Inc.*(a)	131	1,166
Kaleido Biosciences, Inc.*(a)	33	208
Lannett Co., Inc.*	105	552
Liquidia Technologies, Inc.*	67	343
Lyra Therapeutics, Inc.*	14	183
Mallinckrodt plc*(a)	279	441
Marinus Pharmaceuticals, Inc.*	279	541
Menlo Therapeutics, Inc.*	351	537
MyoKardia, Inc.*	164	17,948
NGM Biopharmaceuticals, Inc.*(a)	77	1,436
Ocular Therapeutix, Inc.*	169	1,470
Odonate Therapeutics, Inc.*	43	694
Omeros Corp.*(a)	173	2,067
Optinose, Inc.*	102	464
Osmotica Pharmaceuticals plc*	39	232
Pacira BioSciences, Inc.*	136	8,503
Paratek Pharmaceuticals, Inc.*	134	616
Phathom Pharmaceuticals, Inc.*	35	1,287
Phibro Animal Health Corp., Class A	67	1,438
Prestige Consumer Healthcare, Inc.*	166	6,047
Provention Bio, Inc.*(a)	140	1,826
Recro Pharma, Inc.*	64	176
Relmada Therapeutics, Inc.*(a)	46	1,641
Revance Therapeutics, Inc.*	187	5,466
Satsuma Pharmaceuticals, Inc.*	30	691
scPharmaceuticals, Inc.*	18	154
SIGA Technologies, Inc.*	178	1,237
Strongbridge Biopharma plc*	117	449
Supernus Pharmaceuticals, Inc.*	161	3,540
TherapeuticsMD, Inc.*(a)	779	1,137
Theravance Biopharma, Inc.*	152	2,786
Tricida, Inc.*	93	983
Verrica Pharmaceuticals, Inc.*(a)	41	377
WaVe Life Sciences Ltd.*	68	852
Xeris Pharmaceuticals, Inc.*	123	579
Zogenix, Inc.*	183	4,332
		116,884
Professional Services - 0.3%
Acacia Research Corp.*	157	596
Akerna Corp.*(a)	30	182
ASGN, Inc.*	168	12,057
Barrett Business Services, Inc.	25	1,439
BG Staffing, Inc.	30	281
CBIZ, Inc.*	168	4,086
CRA International, Inc.	25	1,063
Exponent, Inc.	169	13,597
Forrester Research, Inc.*	36	1,277
Franklin Covey Co.*	41	809
GP Strategies Corp.*	43	415

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Heidrick & Struggles International, Inc.	63	1,363
Huron Consulting Group, Inc.*	75	3,253
ICF International, Inc.	60	4,099
Insperity, Inc.	120	8,084
Kelly Services, Inc., Class A	111	2,108
Kforce, Inc.	65	2,232
Korn Ferry	181	5,520
Mastech Digital, Inc.*	13	241
Mistras Group, Inc.*	60	286
Red Violet, Inc.*(a)	21	437
Resources Connection, Inc.	101	1,241
TriNet Group, Inc.*	136	9,226
TrueBlue, Inc.*	118	1,997
Upwork, Inc.*	306	4,660
Willdan Group, Inc.*	34	958
		81,507
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA*	15	169
American Realty Investors, Inc.*	4	34
CTO Realty Growth, Inc.	15	633
Cushman & Wakefield plc*	365	4,238
eXp World Holdings, Inc.*	79	3,514
Forestar Group, Inc.*	55	977
FRP Holdings, Inc.*	22	904
Griffin Industrial Realty, Inc.	9	479
Kennedy-Wilson Holdings, Inc.	403	5,759
Marcus & Millichap, Inc.*	77	2,172
Maui Land & Pineapple Co., Inc.*	22	256
Newmark Group, Inc., Class A	471	2,087
Rafael Holdings, Inc., Class B*	30	523
RE/MAX Holdings, Inc., Class A	59	2,073
Realogy Holdings Corp.*	378	4,188
Redfin Corp.*	316	15,032
RMR Group, Inc. (The), Class A	50	1,411
St Joe Co. (The)*	108	2,507
Stratus Properties, Inc.*	19	372
Tejon Ranch Co.*	69	987
Transcontinental Realty Investors, Inc.*	4	92
		48,407
Road & Rail - 0.1%
ArcBest Corp.	83	2,807
Avis Budget Group, Inc.*	174	5,935
Covenant Logistics Group, Inc., Class A*	42	770
Daseke, Inc.*	150	922
Heartland Express, Inc.	150	3,103
Hertz Global Holdings, Inc.*	287	419
Marten Transport Ltd.	195	3,541
PAM Transportation Services, Inc.*	6	219
Saia, Inc.*	87	11,675
Universal Logistics Holdings, Inc.	25	538
US Xpress Enterprises, Inc., Class A*	73	699
Werner Enterprises, Inc.	201	9,248
		39,876
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Energy Industries, Inc.*	125	9,265
Alpha & Omega Semiconductor Ltd.*	67	908
Ambarella, Inc.*	109	5,744
Amkor Technology, Inc.*	329	4,012
Atomera, Inc.*(a)	47	597
Axcelis Technologies, Inc.*	108	2,552
AXT, Inc.*	129	728
Brooks Automation, Inc.	240	12,391
Cabot Microelectronics Corp.	96	14,620
CEVA, Inc.*	72	3,042
Cohu, Inc.	136	2,339
CyberOptics Corp.*	23	737
Diodes, Inc.*	140	6,840
DSP Group, Inc.*	72	1,033
FormFactor, Inc.*	252	6,585
GSI Technology, Inc.*	53	337
Ichor Holdings Ltd.*	73	1,837
Impinj, Inc.*	56	1,369
Lattice Semiconductor Corp.*	443	12,670
MACOM Technology Solutions Holdings, Inc.*	155	5,523
Maxeon Solar Technologies Ltd.*(a)	32	655
MaxLinear, Inc.*	221	5,381
NeoPhotonics Corp.*	159	1,059
NVE Corp.	16	855
Onto Innovation, Inc.*	156	4,873
PDF Solutions, Inc.*	95	1,967
Photronics, Inc.*	209	2,096
Pixelworks, Inc.*	125	285
Power Integrations, Inc.	194	10,858
Rambus, Inc.*	374	5,023
Semtech Corp.*	213	12,493
Silicon Laboratories, Inc.*	143	14,645
SiTime Corp.*	17	1,120
SMART Global Holdings, Inc.*	47	1,184
SunPower Corp.*(a)	252	2,820
Synaptics, Inc.*	112	9,557
Ultra Clean Holdings, Inc.*	131	3,212
Veeco Instruments, Inc.*	160	1,902
		173,114
Software - 1.2%
8x8, Inc.*	335	5,655
A10 Networks, Inc.*	203	1,736
ACI Worldwide, Inc.*	378	11,106
Agilysys, Inc.*	60	1,522
Alarm.com Holdings, Inc.*	149	8,921
Altair Engineering, Inc., Class A*	138	5,799
American Software, Inc., Class A	99	1,402
Appfolio, Inc., Class A*	53	8,906
Appian Corp.*(a)	108	6,614
Asure Software, Inc.*	44	296
Avaya Holdings Corp.*	306	4,749
Benefitfocus, Inc.*	96	993
Blackbaud, Inc.	163	10,408
Blackline, Inc.*	165	14,416
Bottomline Technologies DE, Inc.*	143	6,811
Box, Inc., Class A*	487	9,560
Cerence, Inc.*	121	6,437
ChannelAdvisor Corp.*	90	1,514
Cloudera, Inc.*	676	8,930
CommVault Systems, Inc.*	138	5,966
Cornerstone OnDemand, Inc.*	200	7,054
Digimarc Corp.*(a)	39	623
Digital Turbine, Inc.*	272	6,580
Domo, Inc., Class B*	84	3,420
Ebix, Inc.	87	2,007
eGain Corp.*	69	923

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Envestnet, Inc.*	175	14,523
GTY Technology Holdings, Inc.*(a)	146	477
Intelligent Systems Corp.*(a)	24	902
J2 Global, Inc.*	153	10,708
LivePerson, Inc.*	201	11,992
Majesco*	25	400
MicroStrategy, Inc., Class A*	26	3,755
Mimecast Ltd.*	186	9,159
Mitek Systems, Inc.*	132	1,675
MobileIron, Inc.*	317	2,070
Model N, Inc.*	112	4,404
OneSpan, Inc.*	110	2,370
Park City Group, Inc.*(a)	41	203
Ping Identity Holding Corp.*	82	2,826
Progress Software Corp.	148	5,608
PROS Holdings, Inc.*	129	5,031
Q2 Holdings, Inc.*	164	15,956
QAD, Inc., Class A	38	1,728
Qualys, Inc.*	112	11,888
Rapid7, Inc.*	166	10,719
Rimini Street, Inc.*	67	293
Rosetta Stone, Inc.*	77	2,339
Sailpoint Technologies Holdings, Inc.*	290	11,377
Sapiens International Corp. NV	85	2,851
SeaChange International, Inc.*	99	133
SecureWorks Corp., Class A*	29	375
ShotSpotter, Inc.*	27	809
Smith Micro Software, Inc.*(a)	110	422
Sprout Social, Inc., Class A*	26	1,007
SPS Commerce, Inc.*	116	9,266
SVMK, Inc.*	393	9,782
Synchronoss Technologies, Inc.*	132	579
Telenav, Inc.*	109	500
Tenable Holdings, Inc.*	227	8,544
Upland Software, Inc.*	75	2,941
Varonis Systems, Inc.*	103	12,724
Verint Systems, Inc.*	211	10,035
Veritone, Inc.*(a)	76	628
VirnetX Holding Corp.(a)	209	1,039
Workiva, Inc.*	127	7,493
Xperi Holding Corp.	354	4,436
Yext, Inc.*	333	6,613
Zix Corp.*	180	1,091
Zuora, Inc., Class A*	322	4,376
		358,395
Specialty Retail - 0.6%
Aaron's, Inc.	222	12,408
Abercrombie & Fitch Co., Class A	203	2,641
American Eagle Outfitters, Inc.	497	6,267
America's Car-Mart, Inc.*	20	2,010
Asbury Automotive Group, Inc.*	64	6,771
At Home Group, Inc.*	158	3,019
Bed Bath & Beyond, Inc.*(a)	418	5,091
Boot Barn Holdings, Inc.*	94	2,654
Buckle, Inc. (The)	96	1,799
Caleres, Inc.	127	992
Camping World Holdings, Inc., Class A	108	3,138
Cato Corp. (The), Class A	69	552
Chico's FAS, Inc.	392	502
Children's Place, Inc. (The)	47	938
Citi Trends, Inc.	36	696
Conn's, Inc.*(a)	58	741
Container Store Group, Inc. (The)*	52	221
Designer Brands, Inc., Class A	203	1,431
Envela Corp.*(a)	25	97
Express, Inc.*	210	233
GameStop Corp., Class A*(a)	189	1,263
Genesco, Inc.*	47	916
Group 1 Automotive, Inc.	57	4,927
GrowGeneration Corp.*(a)	95	1,516
Guess?, Inc.	144	1,656
Haverty Furniture Cos., Inc.	56	1,183
Hibbett Sports, Inc.*	54	1,802
Hudson Ltd., Class A*	131	988
Lithia Motors, Inc., Class A	73	18,174
Lumber Liquidators Holdings, Inc.*	94	2,255
MarineMax, Inc.*	68	2,000
Michaels Cos., Inc. (The)*	246	2,768
Monro, Inc.	109	5,024
Murphy USA, Inc.*	91	12,272
National Vision Holdings, Inc.*	265	9,956
ODP Corp. (The)	172	4,021
OneWater Marine, Inc., Class A*(a)	15	429
Rent-A-Center, Inc.	160	4,912
RH*	55	18,180
Sally Beauty Holdings, Inc.*	372	4,152
Shoe Carnival, Inc.	31	1,019
Signet Jewelers Ltd.	172	2,970
Sleep Number Corp.*	89	4,272
Sonic Automotive, Inc., Class A	79	3,339
Sportsman's Warehouse Holdings, Inc.*	141	2,213
Tilly's, Inc., Class A	73	463
Urban Outfitters, Inc.*	228	5,367
Winmark Corp.	10	1,544
Zumiez, Inc.*	69	1,772
		173,554
Technology Hardware, Storage & Peripherals - 0.0%(c)
3D Systems Corp.*(a)	382	2,097
Avid Technology, Inc.*	103	834
Diebold Nixdorf, Inc.*	232	1,935
Eastman Kodak Co.*(a)	51	305
Immersion Corp.*	59	561
Intevac, Inc.*	76	456
Quantum Corp.*	96	524
Super Micro Computer, Inc.*	147	4,027
		10,739
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	220	8,780
Deckers Outdoor Corp.*	92	18,756
Fossil Group, Inc.*	153	985
G-III Apparel Group Ltd.*	145	1,604
Kontoor Brands, Inc.(a)	170	3,757
Lakeland Industries, Inc.*(a)	25	511
Movado Group, Inc.	52	567
Oxford Industries, Inc.	54	2,675
Rocky Brands, Inc.	23	554
Steven Madden Ltd.	272	5,755
Superior Group of Cos., Inc.	35	810
Unifi, Inc.*	45	550
Vera Bradley, Inc.*	68	358
Wolverine World Wide, Inc.	263	6,570
		52,232

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.3%
Axos Financial, Inc.*	191	4,733
Bogota Financial Corp.*(a)	19	134
Bridgewater Bancshares, Inc.*	73	710
Capitol Federal Financial, Inc.	438	4,091
Columbia Financial, Inc.*	162	1,728
ESSA Bancorp, Inc.	31	397
Essent Group Ltd.	358	12,781
Federal Agricultural Mortgage Corp., Class C	30	2,044
Flagstar Bancorp, Inc.	118	3,708
FS Bancorp, Inc.	13	515
Greene County Bancorp, Inc.	10	235
Hingham Institution For Savings (The)	5	917
Home Bancorp, Inc.	26	628
HomeStreet, Inc.	76	2,080
Kearny Financial Corp.	264	2,049
Luther Burbank Corp.	61	567
Merchants Bancorp	29	591
Meridian Bancorp, Inc.	154	1,793
Meta Financial Group, Inc.	110	2,121
MMA Capital Holdings, Inc.*	16	376
Mr Cooper Group, Inc.*	252	4,618
NMI Holdings, Inc., Class A*	220	3,773
Northfield Bancorp, Inc.	146	1,410
Northwest Bancshares, Inc.	387	3,913
Oconee Federal Financial Corp.(a)	3	79
OP Bancorp	40	244
PCSB Financial Corp.	49	621
PDL Community Bancorp*	25	203
PennyMac Financial Services, Inc.	153	8,066
Pioneer Bancorp, Inc.*	38	305
Premier Financial Corp.	122	2,229
Provident Bancorp, Inc.	28	218
Provident Financial Holdings, Inc.	20	238
Provident Financial Services, Inc.	237	3,124
Prudential Bancorp, Inc.	28	277
Radian Group, Inc.	631	9,743
Riverview Bancorp, Inc.	71	293
Security National Financial Corp., Class A*	31	196
Southern Missouri Bancorp, Inc.	25	592
Standard AVB Financial Corp.	13	240
Sterling Bancorp, Inc.	54	160
Territorial Bancorp, Inc.	26	550
Timberland Bancorp, Inc.	25	437
TrustCo Bank Corp.	312	1,859
Walker & Dunlop, Inc.	93	5,094
Washington Federal, Inc.	249	5,839
Waterstone Financial, Inc.	75	1,162
Western New England Bancorp, Inc.	75	384
WSFS Financial Corp.	166	4,864
		102,929
Tobacco - 0.0%(c)
Turning Point Brands, Inc.	33	954
Universal Corp.	80	3,473
Vector Group Ltd.	445	4,481
		8,908
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc.*(a)	56	468
Applied Industrial Technologies, Inc.	127	7,647
Beacon Roofing Supply, Inc.*	180	6,100
BMC Stock Holdings, Inc.*	222	8,862
CAI International, Inc.*	54	1,178
DXP Enterprises, Inc.*	54	1,039
EVI Industries, Inc.*(a)	16	393
Foundation Building Materials, Inc.*	67	1,087
GATX Corp.	115	7,691
General Finance Corp.*	35	227
GMS, Inc.*	137	3,629
H&E Equipment Services, Inc.	106	2,148
Herc Holdings, Inc.*	80	3,276
Lawson Products, Inc.*	15	539
MRC Global, Inc.*	259	1,474
Nesco Holdings, Inc.*	44	176
NOW, Inc.*	361	2,624
Rush Enterprises, Inc., Class A	89	4,300
Rush Enterprises, Inc., Class B	15	627
SiteOne Landscape Supply, Inc.*	138	17,257
Systemax, Inc.	41	910
Textainer Group Holdings Ltd.*	175	2,055
Titan Machinery, Inc.*	63	850
Transcat, Inc.*	23	676
Triton International Ltd.	168	6,058
Veritiv Corp.*	43	747
WESCO International, Inc.*	162	7,590
Willis Lease Finance Corp.*	10	214
		89,842
Water Utilities - 0.1%
American States Water Co.	122	9,282
Artesian Resources Corp., Class A	27	950
Cadiz, Inc.*(a)	66	690
California Water Service Group	161	7,300
Consolidated Water Co. Ltd.	48	578
Global Water Resources, Inc.	42	464
Middlesex Water Co.	56	3,591
Pure Cycle Corp.*	64	625
SJW Group	87	5,440
York Water Co. (The)	43	1,961
		30,881
Wireless Telecommunication Services - 0.0%(c)
Boingo Wireless, Inc.*	144	1,870
Gogo, Inc.*(a)	189	971
Shenandoah Telecommunications Co.	159	8,793
Spok Holdings, Inc.	58	629
		12,263
TOTAL COMMON STOCKS (Cost $5,995,784)		6,307,135

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(d)(e) (Cost $–)	10	—

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $180,730)	180,730	180,730

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 72.3%

REPURCHASE AGREEMENTS(g) - 10.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $3,112,701 (Cost $3,112,695)	3,112,695	3,112,695

U.S. TREASURY OBLIGATIONS - 61.9%
U.S. Treasury Bills
0.08%, 11/5/2020(h) (Cost $18,497,261)	18,500,000	18,497,054

TOTAL SHORT-TERM INVESTMENTS (Cost $21,609,956)		21,609,749

Total Investments - 94.0% (Cost $27,786,470)		28,097,614
Other assets less liabilities - 6.0%		1,781,758
Net Assets - 100.0%		29,879,372

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $239,446, collateralized in the form of cash with a value of $180,730 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $65,283 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $246,013.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of August 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $180,730.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of August 31, 2020.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	97	9/14/2020	USD	$7,236,200	$(288,376)

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,404,479)	11/8/2021	Credit Suisse International	(0.16)%	S&P 500® Total Return Index	(756,165)
509,173	11/8/2021	Credit Suisse International	0.31%	Russell 2000® Total Return Index	656,502
1,479,679	11/8/2021	Credit Suisse International	(0.14)%	iShares® MSCI EAFE ETF[c]	(99,340)
2,349,116	11/8/2021	Credit Suisse International	(0.09)%	iShares® MSCI Emerging Markets ETF[c]	518,874
259,136	12/7/2020	Morgan Stanley & Co. International plc	0.31%	iShares® MSCI Emerging Markets ETF[c]	116,840
17,131	1/6/2021	Societe Generale	(0.14)%	iShares® MSCI Emerging Markets ETF[c]	(45,882)
404,527	1/6/2021	Societe Generale	0.36%	Russell 2000® Total Return Index	(375,185)
3,721,301	1/6/2021	Societe Generale	0.61%	iShares® MSCI EAFE ETF[c]	90,350
125,272	11/8/2021	UBS AG	(0.04)%	iShares® MSCI Emerging Markets ETF[c]	(4,481)
637,472	11/8/2021	UBS AG	0.16%	iShares® MSCI EAFE ETF[c]	(12,611)
1,421,311	11/8/2021	UBS AG	0.16%	Russell 2000® Total Return Index	322,402
5,519,639					411,304
				Total Unrealized Appreciation	1,704,968
				Total Unrealized Depreciation	(1,293,664)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD	U.S. Dollar

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.5%

Aerospace & Defense - 3.1%
Bombardier, Inc.
7.88%, 4/15/2027(a)	900,000	652,230
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,553,000	1,639,502
5.50%, 11/15/2027	61,000	59,548
		2,351,280
Air Freight & Logistics - 0.5%
XPO Logistics, Inc.
6.75%, 8/15/2024(a)	200,000	212,670
6.25%, 5/1/2025(a)	190,000	202,825
		415,495
Airlines - 0.2%
American Airlines, Inc.
11.75%, 7/15/2025(a)	150,000	144,039

Auto Components - 3.0%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	230,000	231,732
Clarios Global LP
6.25%, 5/15/2026(a)	500,000	530,312
8.50%, 5/15/2027(a)	428,000	454,445
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	398,000	398,999
Icahn Enterprises LP
6.25%, 2/1/2022	480,000	485,400
6.25%, 5/15/2026	150,000	160,125
		2,261,013
Automobiles - 2.1%
Ford Motor Co.
9.00%, 4/22/2025	800,000	936,212
Tesla, Inc.
5.30%, 8/15/2025(a)	622,000	646,183
		1,582,395
Capital Markets - 1.3%
MSCI, Inc.
4.00%, 11/15/2029(a)	420,000	449,400
3.88%, 2/15/2031(a)	500,000	528,125
		977,525
Chemicals - 0.9%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	505,000	501,212
5.25%, 6/1/2027(a)	189,000	182,858
		684,070
Commercial Services & Supplies - 3.3%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	450,000	482,625
9.75%, 7/15/2027(a)	344,000	380,980
Aramark Services, Inc.
5.00%, 2/1/2028(a)	600,000	597,000
Intrado Corp.
8.50%, 10/15/2025(a)	245,000	216,901
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	554,000	612,049
6.25%, 1/15/2028(a)	200,000	210,000
		2,499,555
Communications Equipment - 0.3%
CommScope, Inc.
6.00%, 3/1/2026(a)	183,000	194,438

Construction & Engineering - 0.4%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	317,000	307,490

Consumer Finance - 1.8%
Ally Financial, Inc.
5.75%, 11/20/2025	275,000	308,278
Navient Corp.
6.50%, 6/15/2022	295,000	307,538
OneMain Finance Corp.
6.13%, 3/15/2024	254,000	275,404
7.13%, 3/15/2026	444,000	509,488
		1,400,708
Containers & Packaging - 1.3%
Ball Corp.
2.88%, 8/15/2030	200,000	199,800
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	91,000	92,365
7.25%, 4/15/2025(a)	459,000	446,244
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	265,000	268,896
		1,007,305
Distributors - 0.4%
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	330,000	344,025

Diversified Financial Services - 2.2%
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	499,000	506,635
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	100,000	107,375
8.25%, 11/15/2026(a)	613,000	675,832
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	352,000	381,920
		1,671,762
Diversified Telecommunication Services - 4.3%
CCO Holdings LLC
5.13%, 5/1/2027(a)	882,000	939,348
4.75%, 3/1/2030(a)	500,000	537,175
CenturyLink, Inc.
5.13%, 12/15/2026(a)	503,000	521,624
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	150,000	154,387
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	1,000,000	988,750
6.13%, 3/1/2028(a)	100,000	103,270
		3,244,554
Electric Utilities - 2.8%
Emera, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(b)	100,000	112,000
NRG Energy, Inc.
6.63%, 1/15/2027	426,000	455,905
PG&E Corp.
5.25%, 7/1/2030	500,000	497,750
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	273,000	288,698

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
5.00%, 7/31/2027(a)	700,000	742,336
		2,096,689
Energy Equipment & Services - 0.3%
Weatherford International Ltd.
11.00%, 12/1/2024(a)	330,000	224,400

Entertainment - 2.0%
Netflix, Inc.
4.88%, 4/15/2028	1,183,000	1,369,322
5.88%, 11/15/2028	135,000	165,375
		1,534,697
Equity Real Estate Investment Trusts (REITs) - 4.5%
Iron Mountain, Inc.
4.50%, 2/15/2031(a)	500,000	513,185
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	323,000	348,840
SBA Communications Corp.
4.88%, 9/1/2024	960,000	986,112
Uniti Group LP
7.88%, 2/15/2025(a)	500,000	528,455
VICI Properties LP
4.25%, 12/1/2026(a)	350,000	357,875
4.13%, 8/15/2030(a)	685,000	685,000
		3,419,467
Food & Staples Retailing - 1.1%
Albertsons Cos., Inc.
6.63%, 6/15/2024	402,000	414,944
4.63%, 1/15/2027(a)	416,000	437,840
		852,784
Food Products - 2.6%
JBS USA LUX SA
6.50%, 4/15/2029(a)	150,000	170,282
5.50%, 1/15/2030(a)	660,000	733,207
Post Holdings, Inc.
5.00%, 8/15/2026(a)	657,000	681,835
4.63%, 4/15/2030(a)	390,000	407,062
		1,992,386
Health Care Equipment & Supplies - 0.6%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	400,000	423,080

Health Care Providers & Services - 6.9%
Community Health Systems, Inc.
6.25%, 3/31/2023	939,000	941,348
8.00%, 3/15/2026(a)	200,000	207,500
DaVita, Inc.
4.63%, 6/1/2030(a)	450,000	473,062
3.75%, 2/15/2031(a)	420,000	416,094
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	270,000	118,800
HCA, Inc.
5.63%, 9/1/2028	378,000	449,561
3.50%, 9/1/2030	1,000,000	1,052,649
MEDNAX, Inc.
6.25%, 1/15/2027(a)	150,000	159,000
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	450,000	486,000
Select Medical Corp.
6.25%, 8/15/2026(a)	423,000	454,416
Tenet Healthcare Corp.
4.63%, 7/15/2024	175,000	179,025
4.88%, 1/1/2026(a)	300,000	312,000
		5,249,455
Health Care Technology - 1.0%
IQVIA, Inc.
5.00%, 10/15/2026(a)	519,000	542,355
5.00%, 5/15/2027(a)	190,000	199,995
		742,350
Hotels, Restaurants & Leisure - 7.1%
1011778 BC ULC
4.25%, 5/15/2024(a)	1,152,000	1,173,600
5.00%, 10/15/2025(a)	462,000	474,432
Colt Merger Sub, Inc.
6.25%, 7/1/2025(a)	300,000	317,997
8.13%, 7/1/2027(a)	500,000	530,000
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	366,000	311,557
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	131,000	134,930
4.88%, 1/15/2030	690,000	710,700
KFC Holding Co.
5.00%, 6/1/2024(a)	460,000	474,619
5.25%, 6/1/2026(a)	36,000	37,350
Scientific Games International, Inc.
5.00%, 10/15/2025(a)	609,000	601,388
8.25%, 3/15/2026(a)	259,000	265,475
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	378,000	366,547
		5,398,595
Household Durables - 1.3%
Newell Brands, Inc.
4.35%, 4/1/2023(c)	640,000	676,800
4.70%, 4/1/2026(c)	325,000	350,188
		1,026,988
Household Products - 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/2025	216,000	223,020

Independent Power and Renewable Electricity Producers - 1.3%
Calpine Corp.
4.50%, 2/15/2028(a)	500,000	518,320
5.13%, 3/15/2028(a)	485,000	509,250
		1,027,570
Insurance - 0.8%
HUB International Ltd.
7.00%, 5/1/2026(a)	408,000	423,300
NFP Corp.
6.88%, 8/15/2028(a)	180,000	188,208
		611,508
Interactive Media & Services - 0.2%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	180,000	189,482

IT Services - 1.4%
Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	452,000	481,515
Black Knight InfoServ LLC
3.63%, 9/1/2028(a)	340,000	344,359
Exela Intermediate LLC
10.00%, 7/15/2023(a)	948,000	274,920
		1,100,794

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Leisure Products - 0.7%
Mattel, Inc.
6.75%, 12/31/2025(a)	480,000	509,400

Life Sciences Tools & Services - 0.8%
Avantor, Inc.
6.00%, 10/1/2024(a)	556,000	581,020

Machinery - 0.4%
Navistar International Corp.
6.63%, 11/1/2025(a)	311,000	317,438

Media - 11.0%
AMC Networks, Inc.
5.00%, 4/1/2024	402,000	409,537
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	773,000	757,540
5.13%, 8/15/2027(a)	102,000	103,051
CSC Holdings LLC
5.75%, 1/15/2030(a)	730,000	795,700
4.63%, 12/1/2030(a)	500,000	512,400
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,000,000	780,000
6.63%, 8/15/2027(a)	1,016,000	571,500
DISH DBS Corp.
7.75%, 7/1/2026	635,000	727,075
iHeartCommunications, Inc.
8.38%, 5/1/2027	462,000	467,775
Meredith Corp.
6.88%, 2/1/2026	388,000	337,051
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	444,000	468,420
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	850,000	881,875
4.13%, 7/1/2030(a)	170,000	178,942
TEGNA, Inc.
4.63%, 3/15/2028(a)	150,000	151,500
5.00%, 9/15/2029(a)	638,000	641,739
Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	340,000	352,002
Univision Communications, Inc.
6.63%, 6/1/2027(a)	200,000	200,500
		8,336,607
Metals & Mining - 2.3%
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	108,000	109,755
7.50%, 4/1/2025(a)	656,000	669,140
Novelis Corp.
5.88%, 9/30/2026(a)	284,000	296,723
4.75%, 1/30/2030(a)	638,000	646,594
		1,722,212
Oil, Gas & Consumable Fuels - 6.5%
Cheniere Energy Partners LP
5.25%, 10/1/2025	500,000	506,250
4.50%, 10/1/2029	522,000	544,185
CrownRock LP
5.63%, 10/15/2025(a)	455,000	449,176
Endeavor Energy Resources LP
5.75%, 1/30/2028(a)	454,000	464,215
EQM Midstream Partners LP
4.75%, 7/15/2023	150,000	153,900
EQT Corp.
7.88%, 2/1/2025(c)	150,000	172,125
3.90%, 10/1/2027	400,000	387,000
Matador Resources Co.
5.88%, 9/15/2026	438,000	381,060
MEG Energy Corp.
7.13%, 2/1/2027(a)	500,000	478,385
Occidental Petroleum Corp.
2.90%, 8/15/2024	350,000	322,000
PBF Holding Co. LLC
6.00%, 2/15/2028(a)	500,000	421,625
Targa Resources Partners LP
5.88%, 4/15/2026	653,000	687,282
		4,967,203
Pharmaceuticals - 2.9%
Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	214,000	235,400
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	1,176,000	1,220,688
Endo Dac
6.00%, 6/30/2028(a)	100,000	77,500
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	630,000	672,525
		2,206,113
Real Estate Management & Development - 0.8%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	569,000	576,056

Road & Rail - 1.0%
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	690,000	731,117

Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc.
4.25%, 9/1/2025(a)	200,000	208,301

Software - 2.7%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	417,000	423,255
NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	325,000	332,719
Solera LLC
10.50%, 3/1/2024(a)	630,000	660,712
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	617,000	660,869
		2,077,555
Specialty Retail - 1.6%
PetSmart, Inc.
5.88%, 6/1/2025(a)	234,000	240,727
Staples, Inc.
7.50%, 4/15/2026(a)	1,000,000	885,000
10.75%, 4/15/2027(a)	158,000	109,810
		1,235,537
Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC
7.13%, 6/15/2024(a)	422,000	437,825
Xerox Corp.
4.12%, 3/15/2023(c)	291,000	298,706
		736,531

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Thrifts & Mortgage Finance - 0.5%
Quicken Loans LLC
5.25%, 1/15/2028(a)	344,000	366,792

Trading Companies & Distributors - 2.9%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025(a)	432,000	428,272
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	392,000	410,620
United Rentals North America, Inc.
4.88%, 1/15/2028	956,000	1,008,580
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	360,000	396,000
		2,243,472
Wireless Telecommunication Services - 1.8%
Sprint Corp.
7.63%, 3/1/2026	359,000	441,504
T-Mobile USA, Inc.
6.50%, 1/15/2026	604,000	632,312
4.75%, 2/1/2028	294,000	316,785
		1,390,601
TOTAL CORPORATE BONDS (Cost $73,283,556)		73,404,874

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENTS(d) - 2.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,665,587 (Cost $1,665,587)	1,665,587	1,665,587

Total Investments - 98.7% (Cost $74,949,143)		75,070,461
Other assets less liabilities - 1.3%		952,531
Net Assets - 100.0%		76,022,992

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of August 31, 2020.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2020.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	91	12/21/2020	USD	$12,671,750	$(25,179)
U.S. Treasury 2 Year Note	134	12/31/2020	USD	29,606,672	(15,895)
U.S. Treasury 5 Year Note	235	12/31/2020	USD	29,617,344	(63,166)
					$(104,240)

Abbreviations

USD	U.S. Dollar

Inflation Expectations ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 82.1%

U.S. Treasury Inflation Linked Bonds
0.25%, 2/15/2050 (Cost $6,033,100)	5,760,652	6,895,794

SHORT-TERM INVESTMENTS - 15.0%

REPURCHASE AGREEMENTS(a) - 15.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,260,641 (Cost $1,260,638)	1,260,638	1,260,638

Total Investments - 97.1% (Cost $7,293,738)		8,156,432
Other assets less liabilities - 2.9%		247,548
Net Assets - 100.0%		8,403,980

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
228,832	11/8/2021	Citibank NA	(0.10)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	444,091
6,466,030	11/8/2021	Citibank NA	(0.19)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(1,595,328)
1,337,426	11/8/2021	Societe Generale	0.21%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	63,695
5,891,048	11/8/2021	Societe Generale	(0.34)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(596,542)
13,923,336					(1,684,084)
				Total Unrealized Appreciation	507,786
				Total Unrealized Depreciation	(2,191,870)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
[d]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_August.pdf.

Investment Grade-Interest Rate Hedged Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 95.4%

Aerospace & Defense - 1.5%
Lockheed Martin Corp.
4.07%, 12/15/2042	449,000	566,719
Raytheon Technologies Corp.
6.13%, 7/15/2038	575,000	843,647
5.70%, 4/15/2040	1,059,000	1,477,732
4.50%, 6/1/2042	75,000	95,352
		2,983,450
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	600,000	913,367

Automobiles - 1.0%
Daimler Finance North America LLC
8.50%, 1/18/2031	556,000	854,783
General Motors Co.
6.25%, 10/2/2043	67,000	78,169
5.20%, 4/1/2045	1,103,000	1,194,929
		2,127,881
Banks - 29.2%
Banco Santander SA
4.25%, 4/11/2027	21,000	23,741
3.80%, 2/23/2028	182,000	199,931
4.38%, 4/12/2028	558,000	639,405
3.31%, 6/27/2029	1,288,000	1,408,341
Bank of America Corp.
4.45%, 3/3/2026	106,000	122,868
3.50%, 4/19/2026	7,000	7,942
4.25%, 10/22/2026	223,000	258,317
6.11%, 1/29/2037	700,000	1,002,052
7.75%, 5/14/2038	846,000	1,406,603
5.88%, 2/7/2042	928,000	1,387,458
5.00%, 1/21/2044	561,000	778,798
Bank of America NA
6.00%, 10/15/2036	462,000	671,318
Bank of Nova Scotia (The)
2.70%, 8/3/2026	416,000	460,444
Barclays plc
5.20%, 5/12/2026	600,000	682,086
5.25%, 8/17/2045	518,000	710,124
4.95%, 1/10/2047	545,000	735,447
Citigroup, Inc.
4.60%, 3/9/2026	717,000	833,394
3.40%, 5/1/2026	157,000	176,152
4.30%, 11/20/2026	311,000	358,705
4.45%, 9/29/2027	3,389,000	3,939,830
4.13%, 7/25/2028	120,000	137,940
8.13%, 7/15/2039	2,000	3,529
5.88%, 1/30/2042	3,000	4,438
4.75%, 5/18/2046	12,000	15,366
Cooperatieve Rabobank UA
3.75%, 7/21/2026	115,000	129,695
5.25%, 5/24/2041	860,000	1,272,212
5.25%, 8/4/2045	970,000	1,363,940
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/2026	1,611,000	1,890,022
4.88%, 5/15/2045	4,000	5,445
Fifth Third Bancorp
8.25%, 3/1/2038	319,000	530,541
HSBC Holdings plc
4.30%, 3/8/2026	11,000	12,638
3.90%, 5/25/2026	1,014,000	1,145,226
4.38%, 11/23/2026	500,000	565,697
6.50%, 5/2/2036	440,000	607,048
6.50%, 9/15/2037	20,000	28,024
6.80%, 6/1/2038	978,000	1,407,485
5.25%, 3/14/2044	1,264,000	1,646,515
ING Groep NV
3.95%, 3/29/2027	1,493,000	1,728,238
4.05%, 4/9/2029	2,000	2,374
JPMorgan Chase & Co.
6.40%, 5/15/2038	984,000	1,523,279
5.50%, 10/15/2040	1,274,000	1,843,931
5.60%, 7/15/2041	1,283,000	1,906,250
5.40%, 1/6/2042	748,000	1,095,832
5.63%, 8/16/2043	12,000	17,538
Lloyds Banking Group plc
4.65%, 3/24/2026	204,000	231,614
3.75%, 1/11/2027	503,000	566,100
4.38%, 3/22/2028	341,000	403,718
4.55%, 8/16/2028	622,000	744,111
4.34%, 1/9/2048	718,000	898,878
Mitsubishi UFJ Financial Group, Inc.
2.76%, 9/13/2026	714,000	778,142
3.68%, 2/22/2027	2,096,000	2,387,630
3.29%, 7/25/2027	300,000	336,255
3.96%, 3/2/2028	300,000	349,681
4.05%, 9/11/2028	300,000	353,980
3.74%, 3/7/2029	12,000	13,851
3.75%, 7/18/2039	722,000	844,298
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	11,000	12,058
3.17%, 9/11/2027	1,299,000	1,442,403
4.02%, 3/5/2028	60,000	69,486
National Australia Bank Ltd.
2.50%, 7/12/2026	444,000	484,621
Natwest Group plc
4.80%, 4/5/2026	509,000	599,861
PNC Bank NA
4.05%, 7/26/2028	462,000	546,616
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	485,000	555,753
2.63%, 7/14/2026	1,674,000	1,819,371
3.01%, 10/19/2026	29,000	32,142
3.45%, 1/11/2027	138,000	154,726
3.36%, 7/12/2027	438,000	489,599
3.04%, 7/16/2029	1,277,000	1,400,416
2.75%, 1/15/2030	450,000	485,635
2.13%, 7/8/2030	500,000	512,601
Wells Fargo & Co.
3.00%, 4/22/2026	230,000	252,075
4.10%, 6/3/2026	1,088,000	1,230,443
3.00%, 10/23/2026	759,000	835,952
5.38%, 11/2/2043	412,000	552,037
5.61%, 1/15/2044	766,000	1,043,432
4.90%, 11/17/2045	528,000	670,639
4.40%, 6/14/2046	244,000	292,214
Wells Fargo Bank NA
6.60%, 1/15/2038	583,000	865,480
Westpac Banking Corp.
2.85%, 5/13/2026	1,970,000	2,188,416
2.70%, 8/19/2026	149,000	164,986

Investment Grade-Interest Rate Hedged Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
3.35%, 3/8/2027	150,000	172,355
3.40%, 1/25/2028	150,000	173,678
		59,641,412
Beverages - 3.0%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	50,000	60,807
3.75%, 7/15/2042	973,000	1,040,764
Coca-Cola Co. (The)
2.25%, 9/1/2026	2,192,000	2,384,709
3.38%, 3/25/2027	128,000	147,766
1.45%, 6/1/2027	30,000	31,043
2.13%, 9/6/2029	1,450,000	1,556,224
2.50%, 6/1/2040	314,000	325,229
2.60%, 6/1/2050	22,000	22,375
Molson Coors Beverage Co.
5.00%, 5/1/2042	482,000	545,243
		6,114,160
Biotechnology - 0.5%
AbbVie, Inc.
4.40%, 11/6/2042	850,000	1,027,473

Capital Markets - 5.9%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	32,000	45,331
6.75%, 10/1/2037	3,202,000	4,672,293
6.25%, 2/1/2041	261,000	394,822
5.15%, 5/22/2045	6,000	7,983
Jefferies Group LLC
4.15%, 1/23/2030	397,000	448,280
Morgan Stanley
3.13%, 7/27/2026	453,000	505,358
4.35%, 9/8/2026	1,069,000	1,246,837
3.63%, 1/20/2027	274,000	313,018
4.30%, 1/27/2045	1,642,000	2,140,776
4.38%, 1/22/2047	1,138,000	1,516,996
Nomura Holdings, Inc.
3.10%, 1/16/2030	703,000	753,572
		12,045,266
Chemicals - 0.3%
Dow Chemical Co. (The)
7.38%, 11/1/2029	431,000	613,075

Communications Equipment - 1.0%
Cisco Systems, Inc.
5.90%, 2/15/2039	889,000	1,349,631
5.50%, 1/15/2040	444,000	653,194
		2,002,825
Consumer Finance - 0.8%
Ally Financial, Inc.
8.00%, 11/1/2031	636,000	865,122
American Express Co.
4.05%, 12/3/2042	409,000	517,089
Toyota Motor Credit Corp.
3.38%, 4/1/2030	150,000	175,214
		1,557,425
Diversified Financial Services - 4.3%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	2,669,000	2,757,311
Shell International Finance BV
2.88%, 5/10/2026	12,000	13,360
2.50%, 9/12/2026	410,000	449,954
4.13%, 5/11/2035	1,150,000	1,420,396
6.38%, 12/15/2038	902,000	1,351,860
5.50%, 3/25/2040	8,000	11,210
4.55%, 8/12/2043	129,000	161,746
4.38%, 5/11/2045	1,862,000	2,314,238
4.00%, 5/10/2046	143,000	170,733
3.75%, 9/12/2046	141,000	161,716
		8,812,524
Diversified Telecommunication Services - 5.6%
AT&T, Inc.
5.35%, 9/1/2040	1,024,000	1,318,443
5.55%, 8/15/2041	242,000	313,521
5.15%, 3/15/2042	20,000	25,207
Telefonica Emisiones SA
4.10%, 3/8/2027	725,000	830,064
7.05%, 6/20/2036	1,265,000	1,840,890
5.21%, 3/8/2047	151,000	183,109
4.90%, 3/6/2048	853,000	1,010,812
Verizon Communications, Inc.
4.13%, 3/16/2027	908,000	1,074,585
4.50%, 8/10/2033	612,000	776,378
4.27%, 1/15/2036	449,000	550,899
5.25%, 3/16/2037	450,000	611,288
4.81%, 3/15/2039	20,000	26,439
4.13%, 8/15/2046	582,000	722,253
4.86%, 8/21/2046	1,248,000	1,685,020
4.52%, 9/15/2048	75,000	98,628
5.01%, 4/15/2049	43,000	59,975
4.67%, 3/15/2055	156,000	214,517
		11,342,028
Electric Utilities - 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038	246,000	379,284
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	510,000	722,047
Georgia Power Co.
4.30%, 3/15/2042	24,000	28,482
		1,129,813
Electrical Equipment - 0.2%
Eaton Corp.
4.15%, 11/2/2042	364,000	454,894

Energy Equipment & Services - 0.6%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	537,000	654,218
Halliburton Co.
7.45%, 9/15/2039	411,000	560,550
		1,214,768
Entertainment - 2.5%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,232,000	1,560,521
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	972,000	1,023,021
2.95%, 6/15/2027(a)	986,000	1,094,534
4.13%, 6/1/2044	52,000	63,112
Walt Disney Co. (The)
2.20%, 1/13/2028	500,000	529,089
3.80%, 3/22/2030	500,000	595,690
6.65%, 11/15/2037	200,000	303,415
		5,169,382

Investment Grade-Interest Rate Hedged Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Equity Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.
7.38%, 3/15/2032	500,000	726,338

Food & Staples Retailing - 0.7%
Walmart, Inc.
5.25%, 9/1/2035	3,000	4,334
6.50%, 8/15/2037	952,000	1,516,686
		1,521,020
Food Products - 0.5%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	753,000	833,818
Unilever Capital Corp.
5.90%, 11/15/2032	171,000	252,814
		1,086,632
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.
4.38%, 3/15/2035	970,000	1,281,645
4.63%, 3/15/2045	452,000	623,496
		1,905,141
Health Care Providers & Services - 2.2%
Anthem, Inc.
4.65%, 1/15/2043	324,000	412,528
Ascension Health
3.95%, 11/15/2046	382,000	484,659
UnitedHealth Group, Inc.
2.88%, 8/15/2029	32,000	35,903
2.00%, 5/15/2030	100,000	104,835
4.63%, 7/15/2035	553,000	731,193
6.88%, 2/15/2038	406,000	654,252
4.75%, 7/15/2045	1,476,000	2,011,905
		4,435,275
Household Products - 0.7%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	650,000	751,284
3.55%, 3/25/2040	22,000	26,947
3.60%, 3/25/2050	520,000	660,046
		1,438,277
Industrial Conglomerates - 1.4%
General Electric Co.
6.75%, 3/15/2032	299,000	374,610
5.88%, 1/14/2038	272,000	314,093
6.88%, 1/10/2039	1,100,000	1,401,819
4.50%, 3/11/2044	650,000	673,806
		2,764,328
Insurance - 1.5%
AXA SA
8.60%, 12/15/2030	523,000	792,345
Manulife Financial Corp.
4.15%, 3/4/2026	738,000	873,184
MetLife, Inc.
5.70%, 6/15/2035	34,000	50,106
4.05%, 3/1/2045	1,089,000	1,331,048
		3,046,683
IT Services - 2.6%
International Business Machines Corp.
3.30%, 5/15/2026	11,000	12,488
3.50%, 5/15/2029	1,061,000	1,231,487
4.15%, 5/15/2039	1,473,000	1,812,808
4.00%, 6/20/2042	1,304,000	1,567,777
4.25%, 5/15/2049	538,000	683,563
		5,308,123
Machinery - 0.5%
Caterpillar, Inc.
3.80%, 8/15/2042	750,000	922,745

Media - 2.8%
Comcast Corp.
4.25%, 1/15/2033	2,000	2,500
6.50%, 11/15/2035	38,000	58,221
4.65%, 7/15/2042	317,000	410,324
4.75%, 3/1/2044	1,053,000	1,394,883
Time Warner Cable LLC
6.55%, 5/1/2037	161,000	216,852
7.30%, 7/1/2038	927,000	1,325,624
6.75%, 6/15/2039	743,000	1,033,649
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	8,000	12,449
ViacomCBS, Inc.
6.88%, 4/30/2036	35,000	47,798
4.38%, 3/15/2043	1,105,000	1,178,120
		5,680,420
Metals & Mining - 3.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	1,570,000	1,987,120
5.00%, 9/30/2043	6,000	8,529
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	486,000	697,308
Southern Copper Corp.
6.75%, 4/16/2040	9,000	12,985
5.25%, 11/8/2042	5,000	6,390
5.88%, 4/23/2045	1,259,000	1,747,102
Vale Overseas Ltd.
6.25%, 8/10/2026	59,000	70,121
6.88%, 11/10/2039	1,409,000	1,900,389
		6,429,944
Multiline Retail - 0.8%
Target Corp.
2.50%, 4/15/2026	575,000	630,147
4.00%, 7/1/2042	13,000	16,729
3.63%, 4/15/2046	844,000	1,044,121
		1,690,997
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	878,000	1,266,094

Oil, Gas & Consumable Fuels - 5.3%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	446,000	559,867
Cenovus Energy, Inc.
6.75%, 11/15/2039	373,000	388,635
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	823,000	967,667
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	317,000	462,880
ConocoPhillips
6.50%, 2/1/2039	56,000	84,816
ConocoPhillips Co.
6.95%, 4/15/2029	1,630,000	2,279,344
Ecopetrol SA
5.88%, 5/28/2045	139,000	157,737
Hess Corp.
5.60%, 2/15/2041	369,000	425,012

Investment Grade-Interest Rate Hedged Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	92,000	122,385
Kinder Morgan, Inc.
7.75%, 1/15/2032	727,000	1,043,540
Phillips 66
5.88%, 5/1/2042	570,000	770,067
Suncor Energy, Inc.
6.50%, 6/15/2038	444,000	584,979
Total Capital SA
3.88%, 10/11/2028	608,000	721,646
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	277,000	378,079
7.63%, 1/15/2039	500,000	773,488
Valero Energy Corp.
6.63%, 6/15/2037	552,000	747,635
Williams Cos., Inc. (The)
6.30%, 4/15/2040	345,000	435,278
		10,903,055
Pharmaceuticals - 5.7%
AstraZeneca plc
6.45%, 9/15/2037	1,131,000	1,749,027
4.00%, 9/18/2042	421,000	520,114
4.38%, 11/16/2045	7,000	9,180
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	693,000	822,409
6.38%, 5/15/2038	790,000	1,229,119
Johnson & Johnson
5.95%, 8/15/2037	404,000	627,283
Merck & Co., Inc.
4.15%, 5/18/2043	348,000	450,136
Novartis Capital Corp.
4.40%, 5/6/2044	755,000	1,007,312
Pfizer, Inc.
2.75%, 6/3/2026	485,000	541,353
3.00%, 12/15/2026	94,000	107,100
4.00%, 12/15/2036	20,000	24,630
7.20%, 3/15/2039	1,703,000	2,854,931
4.13%, 12/15/2046	494,000	635,125
Wyeth LLC
5.95%, 4/1/2037	687,000	1,018,212
		11,595,931
Software - 1.1%
Oracle Corp.
6.50%, 4/15/2038	657,000	1,009,976
6.13%, 7/8/2039	391,000	574,573
5.38%, 7/15/2040	494,000	679,293
		2,263,842
Specialty Retail - 0.7%
Home Depot, Inc. (The)
5.88%, 12/16/2036	978,000	1,464,389

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.
3.85%, 5/4/2043	1,241,000	1,530,113
4.45%, 5/6/2044	320,000	430,833
3.45%, 2/9/2045	757,000	885,268
4.38%, 5/13/2045	386,000	509,816
HP, Inc.
6.00%, 9/15/2041	381,000	468,498
		3,824,528
Tobacco - 1.0%
Altria Group, Inc.
5.38%, 1/31/2044	724,000	898,603
Philip Morris International, Inc.
6.38%, 5/16/2038	800,000	1,202,700
4.25%, 11/10/2044	30,000	36,669
		2,137,972
Wireless Telecommunication Services - 3.6%
America Movil SAB de CV
6.13%, 3/30/2040	1,142,000	1,657,327
4.38%, 7/16/2042	514,000	629,049
Telefonica Europe BV
8.25%, 9/15/2030	7,000	10,661
Vodafone Group plc
4.38%, 5/30/2028	797,000	954,568
6.15%, 2/27/2037	378,000	533,022
5.00%, 5/30/2038	852,000	1,070,504
5.25%, 5/30/2048	1,840,000	2,414,312
4.88%, 6/19/2049	28,000	35,075
4.25%, 9/17/2050	68,000	79,358
		7,383,876
TOTAL CORPORATE BONDS (Cost $171,324,062)		194,945,353

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $1,004,528)	1,004,528	1,004,528

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.5%

REPURCHASE AGREEMENTS(c) - 1.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,992,610 (Cost $2,992,606)	2,992,606	2,992,606

Total Investments - 97.4% (Cost $175,321,196)		198,942,487
Other assets less liabilities - 2.6%		5,211,764
Net Assets - 100.0%		204,154,251

Investment Grade-Interest Rate Hedged Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $984,636, collateralized in the form of cash with a value of $1,004,528 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $1,004,528.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Note	457	12/21/2020	USD	$63,637,250	$(42,765)
U.S. Treasury Long Bond	600	12/21/2020	USD	105,431,250	416,532
U.S. Treasury Ultra Bond	126	12/21/2020	USD	27,834,188	200,734
					$574,501

Abbreviations

USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF Consolidated Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	1,775	10/20/2020	USD	$76,147,500	$737,857

Abbreviations

USD	U.S. Dollar

Large Cap Core Plus
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 91.3%

Aerospace & Defense - 1.3%
General Dynamics Corp.	4,583	684,471
L3Harris Technologies, Inc.	8,927	1,613,466
Lockheed Martin Corp.	5,598	2,184,676
Northrop Grumman Corp.	889	304,580
Teledyne Technologies, Inc.*	1,394	437,172
Textron, Inc.	8,158	321,670
		5,546,035
Air Freight & Logistics - 0.0%(b)
CH Robinson Worldwide, Inc.	2,127	209,084

Airlines - 0.3%
Alaska Air Group, Inc.	9,041	352,147
United Airlines Holdings, Inc.*	27,456	988,416
		1,340,563
Auto Components - 0.2%
BorgWarner, Inc.	18,847	765,000

Automobiles - 0.3%
General Motors Co.	50,474	1,495,545

Banks - 2.9%
Bank of America Corp.	40,789	1,049,909
Citigroup, Inc.	11,005	562,575
Citizens Financial Group, Inc.	13,794	356,851
Comerica, Inc.	10,057	397,553
Fifth Third Bancorp	55,380	1,144,151
Huntington Bancshares, Inc.	101,332	953,534
JPMorgan Chase & Co.	21,872	2,191,356
KeyCorp	69,682	858,482
People's United Financial, Inc.	107,754	1,140,037
PNC Financial Services Group, Inc. (The)	8,676	964,771
Regions Financial Corp.	91,357	1,056,087
Wells Fargo & Co.	88,965	2,148,505
		12,823,811
Beverages - 0.9%
Coca-Cola Co. (The)	16,891	836,611
Constellation Brands, Inc., Class A	8,689	1,602,947
Monster Beverage Corp.*	6,328	530,666
PepsiCo, Inc.	7,686	1,076,501
		4,046,725
Biotechnology - 2.3%
AbbVie, Inc.	13,131	1,257,556
Alexion Pharmaceuticals, Inc.*	14,131	1,614,043
Amgen, Inc.	1,998	506,133
Biogen, Inc.*	5,725	1,646,739
Gilead Sciences, Inc.	9,151	610,829
Incyte Corp.*	14,773	1,423,378
Regeneron Pharmaceuticals, Inc.*	2,030	1,258,458
Vertex Pharmaceuticals, Inc.*	7,197	2,008,827
		10,325,963
Building Products - 0.3%
Johnson Controls International plc	16,413	668,502
Masco Corp.	7,708	449,376
		1,117,878
Capital Markets - 3.3%
Ameriprise Financial, Inc.	8,807	1,380,938
Cboe Global Markets, Inc.	15,139	1,389,609
CME Group, Inc.	6,096	1,072,103
Intercontinental Exchange, Inc.	17,004	1,806,335
Invesco Ltd.	107,451	1,096,000
MarketAxess Holdings, Inc.	2,862	1,390,760
Morgan Stanley	33,329	1,741,774
Nasdaq, Inc.	10,515	1,413,426
S&P Global, Inc.	5,705	2,090,426
T. Rowe Price Group, Inc.	6,874	956,930
		14,338,301
Chemicals - 1.4%
Air Products and Chemicals, Inc.	6,531	1,908,750
CF Industries Holdings, Inc.	22,015	718,349
Corteva, Inc.	51,641	1,474,351
International Flavors & Fragrances, Inc.	9,201	1,138,992
Linde plc	789	197,045
Mosaic Co. (The)	28,179	513,703
PPG Industries, Inc.	1,509	181,684
Sherwin-Williams Co. (The)	263	176,486
		6,309,360
Commercial Services & Supplies - 0.6%
Copart, Inc.*	11,983	1,238,084
Republic Services, Inc.	13,191	1,223,069
		2,461,153
Communications Equipment - 0.9%
Arista Networks, Inc.*	5,478	1,224,059
Cisco Systems, Inc.	30,876	1,303,585
Motorola Solutions, Inc.	9,964	1,541,929
		4,069,573
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	9,550	862,078
Quanta Services, Inc.	25,931	1,328,964
		2,191,042
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	698	141,603
Vulcan Materials Co.	3,521	422,520
		564,123
Consumer Finance - 0.4%
Capital One Financial Corp.	10,287	710,111
Synchrony Financial	45,154	1,120,271
		1,830,382
Containers & Packaging - 0.9%
International Paper Co.	32,021	1,161,402
Packaging Corp. of America	10,693	1,082,559
Sealed Air Corp.	21,566	847,544
Westrock Co.	34,073	1,033,434
		4,124,939
Distributors - 0.3%
LKQ Corp.*	38,913	1,235,099

Diversified Consumer Services - 0.2%
H&R Block, Inc.	66,240	960,480

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	15,530	3,386,161

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	55,835	1,664,441
CenturyLink, Inc.	123,002	1,322,272
Verizon Communications, Inc.	28,607	1,695,537
		4,682,250
Electric Utilities - 1.0%
Alliant Energy Corp.	5,279	285,858
Entergy Corp.	14,041	1,392,025

Large Cap Core Plus
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Exelon Corp.	35,633	1,315,214
NextEra Energy, Inc.	1,262	352,312
NRG Energy, Inc.	36,900	1,269,729
		4,615,138
Electrical Equipment - 0.4%
AMETEK, Inc.	14,389	1,448,973
Emerson Electric Co.	7,492	520,469
		1,969,442
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	11,560	1,269,288
Keysight Technologies, Inc.*	8,381	825,696
Knowles Corp.*	1	8
		2,094,992
Energy Equipment & Services - 0.2%
Baker Hughes Co.	12,863	183,684
TechnipFMC plc	68,930	530,761
		714,445
Entertainment - 1.4%
Activision Blizzard, Inc.	8,222	686,701
Electronic Arts, Inc.*	11,233	1,566,666
Netflix, Inc.*	4,387	2,323,180
Take-Two Interactive Software, Inc.*	2,124	363,608
Walt Disney Co. (The)*	10,386	1,369,602
		6,309,757
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	601	149,739
Apartment Investment and Management Co., Class A	26,379	950,435
AvalonBay Communities, Inc.	6,111	965,905
Duke Realty Corp.	28,314	1,091,505
Equity Residential	23,709	1,338,373
Essex Property Trust, Inc.	5,708	1,235,839
Extra Space Storage, Inc.	11,394	1,214,031
Federal Realty Investment Trust	1,809	143,345
Healthpeak Properties, Inc.	40,289	1,113,588
Iron Mountain, Inc.	26,889	809,090
Kimco Realty Corp.	18,253	218,853
Mid-America Apartment Communities, Inc.	10,901	1,276,725
Prologis, Inc.	12,491	1,272,333
Public Storage	4,124	875,938
SBA Communications Corp.	5,150	1,576,260
UDR, Inc.	32,560	1,133,414
Ventas, Inc.	4,079	168,096
Welltower, Inc.	22,687	1,304,956
Weyerhaeuser Co.	49,449	1,498,799
		18,337,224
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	1,252	435,271
Kroger Co. (The)	43,418	1,549,154
Walgreens Boots Alliance, Inc.	32,515	1,236,220
Walmart, Inc.	24,442	3,393,772
		6,614,417
Food Products - 1.7%
Conagra Brands, Inc.	17,311	664,050
General Mills, Inc.	11,182	715,089
Hershey Co. (The)	8,239	1,224,645
Hormel Foods Corp.	13,645	695,622
J M Smucker Co. (The)	11,736	1,410,432
Kellogg Co.	20,131	1,427,489
Tyson Foods, Inc., Class A	21,571	1,354,659
		7,491,986

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	7,910	865,908
ABIOMED, Inc.*	3,372	1,037,295
Align Technology, Inc.*	3,924	1,165,349
Baxter International, Inc.	17,504	1,524,073
Boston Scientific Corp.*	36,037	1,478,238
Danaher Corp.	815	168,273
DENTSPLY SIRONA, Inc.	19,042	854,415
DexCom, Inc.*	1,085	461,570
Edwards Lifesciences Corp.*	20,823	1,787,446
IDEXX Laboratories, Inc.*	4,039	1,579,491
Medtronic plc	2,635	283,183
ResMed, Inc.	6,023	1,088,838
Teleflex, Inc.	1,678	659,370
West Pharmaceutical Services, Inc.	5,209	1,479,148
		14,432,597
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	13,118	1,272,840
Cardinal Health, Inc.	7,843	398,111
CVS Health Corp.	31,640	1,965,477
DaVita, Inc.*	14,223	1,233,987
HCA Healthcare, Inc.	7,643	1,037,308
Humana, Inc.	4,220	1,752,017
McKesson Corp.	6,974	1,070,091
UnitedHealth Group, Inc.	6,399	2,000,007
Universal Health Services, Inc., Class B	1,568	173,029
		10,902,867
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc.*	1,282	1,679,779
Darden Restaurants, Inc.	2,880	249,610
Domino's Pizza, Inc.	3,507	1,434,223
Hilton Worldwide Holdings, Inc.	7,151	646,164
McDonald's Corp.	2,227	475,509
MGM Resorts International	28,152	633,420
Starbucks Corp.	9,002	760,399
Wynn Resorts Ltd.	1,982	173,326
Yum! Brands, Inc.	3,684	353,111
		6,405,541
Household Durables - 1.5%
DR Horton, Inc.	20,451	1,459,588
Garmin Ltd.	13,009	1,347,863
Lennar Corp., Class A	19,226	1,438,489
PulteGroup, Inc.	29,278	1,305,506
Whirlpool Corp.	5,068	900,685
		6,452,131
Household Products - 1.3%
Church & Dwight Co., Inc.	15,364	1,472,332
Clorox Co. (The)	6,194	1,384,359
Colgate-Palmolive Co.	4,194	332,416
Procter & Gamble Co. (The)	19,784	2,736,721
		5,925,828
Industrial Conglomerates - 0.5%
3M Co.	1,524	248,442
General Electric Co.	250,841	1,590,332
Honeywell International, Inc.	1,776	294,017
		2,132,791
Insurance - 4.1%
Allstate Corp. (The)	14,626	1,360,218
American International Group, Inc.	27,277	794,852
Aon plc, Class A	7,277	1,455,327
Arthur J Gallagher & Co.	13,019	1,370,901
Assurant, Inc.	10,137	1,232,254

Large Cap Core Plus
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Everest Re Group Ltd.	5,741	1,263,479
Globe Life, Inc.	13,370	1,102,758
Hartford Financial Services Group, Inc. (The)	27,431	1,109,584
Loews Corp.	27,294	978,763
MetLife, Inc.	38,286	1,472,480
Principal Financial Group, Inc.	20,973	883,173
Progressive Corp. (The)	17,372	1,651,035
Unum Group	42,897	792,736
W R Berkley Corp.	20,705	1,284,745
Willis Towers Watson plc	5,350	1,099,585
		17,851,890
Interactive Media & Services - 3.2%
Alphabet, Inc., Class A*	2,464	4,015,162
Alphabet, Inc., Class C*	2,409	3,936,740
Facebook, Inc., Class A*	21,270	6,236,364
		14,188,266
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	4,074	14,059,211
eBay, Inc.	28,836	1,579,636
		15,638,847
IT Services - 4.5%
Accenture plc, Class A	1,676	402,123
Akamai Technologies, Inc.*	13,055	1,519,994
DXC Technology Co.	49,356	986,133
Fiserv, Inc.*	17,977	1,790,150
Gartner, Inc.*	7,020	911,336
Global Payments, Inc.	9,930	1,753,837
International Business Machines Corp.	1,214	149,698
Jack Henry & Associates, Inc.	6,922	1,145,037
Leidos Holdings, Inc.	14,271	1,291,383
Mastercard, Inc., Class A	5,995	2,147,349
Paychex, Inc.	16,102	1,231,320
PayPal Holdings, Inc.*	6,364	1,299,147
VeriSign, Inc.*	5,414	1,162,927
Visa, Inc., Class A	12,272	2,601,541
Western Union Co. (The)	51,927	1,224,958
		19,616,933
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,016	202,447
Bio-Rad Laboratories, Inc., Class A*	2,640	1,342,678
IQVIA Holdings, Inc.*	8,670	1,419,712
Mettler-Toledo International, Inc.*	496	481,507
Thermo Fisher Scientific, Inc.	1,324	567,969
Waters Corp.*	766	165,655
		4,179,968
Machinery - 1.4%
Dover Corp.	12,307	1,351,801
Flowserve Corp.	15,624	463,720
IDEX Corp.	7,348	1,324,330
Illinois Tool Works, Inc.	927	183,129
Otis Worldwide Corp.	8,332	524,083
Parker-Hannifin Corp.	6,443	1,327,322
Pentair plc	20,628	931,148
Snap-on, Inc.	1,772	262,735
		6,368,268
Media - 2.7%
Charter Communications, Inc., Class A*	3,646	2,244,514
Comcast Corp., Class A	52,369	2,346,655
Discovery, Inc., Class A*	51,609	1,138,752
Discovery, Inc., Class C*	58,397	1,166,188
DISH Network Corp., Class A*	25,763	915,102
Fox Corp., Class A	48,481	1,350,681
Fox Corp., Class B	9,158	254,592
Interpublic Group of Cos., Inc. (The)	53,443	949,148
News Corp., Class A	54,294	820,925
Omnicom Group, Inc.	2,788	150,803
ViacomCBS, Inc.	16,060	447,271
		11,784,631
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	102,339	1,597,512
Newmont Corp.	27,945	1,880,139
		3,477,651
Multiline Retail - 1.1%
Dollar General Corp.	8,815	1,779,572
Dollar Tree, Inc.*	10,357	997,068
Target Corp.	14,321	2,165,479
		4,942,119
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	65,229	1,309,146
DTE Energy Co.	10,265	1,218,148
Public Service Enterprise Group, Inc.	25,506	1,332,433
WEC Energy Group, Inc.	10,111	951,243
		4,810,970
Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	8,109	153,828
Chevron Corp.	33,321	2,796,632
Devon Energy Corp.	30,952	336,448
Diamondback Energy, Inc.	25,069	976,688
EOG Resources, Inc.	14,723	667,541
Exxon Mobil Corp.	74,547	2,977,407
HollyFrontier Corp.	31,005	740,089
Marathon Oil Corp.	25,250	133,320
Marathon Petroleum Corp.	8,655	306,906
ONEOK, Inc.	10,407	285,984
Phillips 66	6,930	405,197
Pioneer Natural Resources Co.	7,151	743,204
Valero Energy Corp.	9,289	488,509
Williams Cos., Inc. (The)	69,049	1,433,457
		12,445,210
Personal Products - 0.1%
Coty, Inc., Class A	72,392	259,163

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	43,521	2,707,006
Eli Lilly and Co.	15,668	2,324,975
Johnson & Johnson	21,937	3,365,355
Merck & Co., Inc.	38,064	3,245,717
Mylan NV*	15,678	256,806
Perrigo Co. plc	17,106	894,644
Pfizer, Inc.	46,019	1,739,058
Zoetis, Inc.	12,692	2,031,989
		16,565,550
Professional Services - 0.3%
Equifax, Inc.	7,509	1,263,539
Robert Half International, Inc.	3,784	201,309
		1,464,848
Road & Rail - 0.7%
CSX Corp.	12,160	929,753
JB Hunt Transport Services, Inc.	1,100	154,594
Norfolk Southern Corp.	8,709	1,850,924

Large Cap Core Plus
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Union Pacific Corp.	1,457	280,385
		3,215,656
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc.*	26,547	2,410,999
Applied Materials, Inc.	14,065	866,404
Broadcom, Inc.	1,065	369,715
Intel Corp.	69,915	3,562,169
KLA Corp.	5,166	1,059,753
Micron Technology, Inc.*	24,165	1,099,749
NVIDIA Corp.	3,746	2,004,035
Qorvo, Inc.*	10,407	1,334,906
QUALCOMM, Inc.	21,998	2,619,962
Texas Instruments, Inc.	10,989	1,562,086
		16,889,778
Software - 8.0%
Adobe, Inc.*	4,062	2,085,390
Autodesk, Inc.*	7,583	1,863,143
Cadence Design Systems, Inc.*	14,249	1,580,356
Citrix Systems, Inc.	10,114	1,468,553
Fortinet, Inc.*	11,003	1,452,451
Intuit, Inc.	1,441	497,707
Microsoft Corp.	74,847	16,880,244
NortonLifeLock, Inc.	59,533	1,400,216
Oracle Corp.	22,430	1,283,445
Paycom Software, Inc.*	3,540	1,060,088
salesforce.com, Inc.*	3,983	1,085,965
ServiceNow, Inc.*	4,887	2,355,632
Synopsys, Inc.*	7,839	1,734,771
Tyler Technologies, Inc.*	1,865	644,003
		35,391,964
Specialty Retail - 1.6%
AutoZone, Inc.*	195	233,280
Best Buy Co., Inc.	7,316	811,418
CarMax, Inc.*	13,111	1,401,959
Home Depot, Inc. (The)	7,193	2,050,293
L Brands, Inc.	9,077	266,864
Lowe's Cos., Inc.	964	158,761
Ross Stores, Inc.*	6,138	559,049
TJX Cos., Inc. (The)	2,616	143,331
Tractor Supply Co.	9,339	1,389,923
		7,014,878
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	161,804	20,879,187
Hewlett Packard Enterprise Co.	26,299	254,311
HP, Inc.	79,707	1,558,272
Seagate Technology plc	7,949	381,473
Xerox Holdings Corp.	37,243	702,403
		23,775,646
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	66,331	1,014,201
NIKE, Inc., Class B	2,064	230,941
Ralph Lauren Corp.	11,940	821,830
		2,066,972
Tobacco - 0.3%
Altria Group, Inc.	14,512	634,755
Philip Morris International, Inc.	11,430	912,000
		1,546,755
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.	788	287,959

TOTAL COMMON STOCKS (Cost $354,186,234)		402,006,545

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.9%

REPURCHASE AGREEMENTS(c) - 4.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $21,500,596 (Cost $21,500,558)	21,500,558	21,500,558

Total Investments - 96.2% (Cost $375,686,792)		423,507,103
Other assets less liabilities - 3.8%		16,847,706
Net Assets - 100.0%		440,354,809

Large Cap Core Plus
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,073,769.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(42,592,804)	12/7/2020	Goldman Sachs International	(0.21)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(768,426)
(12,577,542)	1/6/2021	Societe Generale	0.04%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	5,182,326
109,934,526	1/6/2021	Societe Generale	0.76%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	2,889,623
(71,680,717)	11/8/2021	UBS AG	(0.26)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	10,841,168
55,319,315	11/8/2021	UBS AG	0.71%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	(2,762,535)
38,402,778					15,382,156
				Total Unrealized Appreciation	18,913,117
				Total Unrealized Depreciation	(3,530,961)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_August.pdf
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 98.1%

Internet & Direct Marketing Retail - 98.1%
1-800-Flowers.com, Inc., Class A*	153,783	4,602,725
Alibaba Group Holding Ltd., ADR*	108,316	31,089,941
Amazon.com, Inc.*	18,130	62,565,906
Baozun, Inc., ADR*(b)	29,245	1,211,913
Chewy, Inc., Class A*	200,756	12,260,169
Dada Nexus Ltd., ADR*	112,105	2,551,510
eBay, Inc.	199,728	10,941,100
Etsy, Inc.*	92,192	11,035,382
Farfetch Ltd., Class A*	148,246	4,104,932
Fiverr International Ltd.*	17,527	2,114,633
Groupon, Inc.*	123,633	3,935,238
Grubhub, Inc.*	156,001	11,286,672
JD.com, Inc., ADR*	73,768	5,801,116
Magnite, Inc.*	474,392	3,486,781
MercadoLibre, Inc.*	4,877	5,699,213
Overstock.com, Inc.*	106,830	9,347,625
PetMed Express, Inc.	87,227	3,032,010
Pinduoduo, Inc., ADR*	66,437	5,908,907
Quotient Technology, Inc.*	389,190	3,389,845
Qurate Retail, Inc., Series A*	1,096,538	12,116,745
RealReal, Inc. (The)*	377,006	6,054,716
Shutterstock, Inc.	155,828	7,841,265
Stamps.com, Inc.*	43,437	10,830,582
Stitch Fix, Inc., Class A*(b)	245,308	5,924,188
Vipshop Holdings Ltd., ADR*	296,192	4,890,130
Wayfair, Inc., Class A*	34,171	10,133,752

TOTAL COMMON STOCKS (Cost $170,434,307)		252,156,996

SECURITIES LENDING REINVESTMENTS(c) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $4,814,692)	4,814,692	4,814,692

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.4%

REPURCHASE AGREEMENTS(d) - 12.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $31,804,823 (Cost $31,804,767)	31,804,767	31,804,767

Total Investments - 112.4% (Cost $207,053,766)		288,776,455
Liabilities in excess of other assets - (12.4%)		(31,946,852)
Net Assets - 100.0%		256,829,603

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $70,239,460.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $5,800,379, collateralized in the form of cash with a value of $4,814,692 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,053,295 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $5,867,987.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $4,814,692.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(120,968,527)	2/8/2021	Credit Suisse International	(0.16)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(30,347,135)
2,499,979	11/8/2021	Credit Suisse International	0.36%	ProShares Online Retail Index	3,348,058
(7,514,312)	1/6/2021	Societe Generale	3.79%	Solactive-ProShares Bricks and Mortar Retail Store Index	(4,497,053)
2,101,431	1/6/2021	Societe Generale	0.51%	ProShares Online Retail Index	2,408,848
(123,881,429)					(29,087,282)
				Total Unrealized Appreciation	5,756,906
				Total Unrealized Depreciation	(34,844,188)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Managed Futures Strategy ETF
Consolidated Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 68.3%

REPURCHASE AGREEMENTS(a) - 68.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $3,124,213 (Cost $3,124,208)	3,124,208	3,124,208

Total Investments - 68.3% (Cost $3,124,208)		3,124,208
Other assets less liabilities - 31.7%		1,446,971
Net Assets - 100.0%		4,571,179

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Managed Futures Strategy ETF had the following open long and short futures contracts as of August 31, 2020:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	6	12/15/2020	USD	$159,240	$7,343
Coffee 'C'	2	12/18/2020	USD	96,788	6,257
Copper	2	12/29/2020	USD	153,075	3,595
Cotton No. 2	5	12/8/2020	USD	162,900	1,981
E-Mini Crude Oil	1	5/19/2021	USD	22,320	105
E-Mini Euro	4	9/14/2020	USD	298,488	11,619
Foreign Exchange AUD/USD	2	9/14/2020	USD	147,780	8,975
Foreign Exchange CAD/USD	3	9/15/2020	USD	230,310	5,353
Foreign Exchange CHF/USD	3	9/14/2020	USD	415,312	16,180
Foreign Exchange GBP/USD	2	9/14/2020	USD	167,238	3,427
Foreign Exchange JPY/USD	5	9/14/2020	USD	590,469	(574)
Gold	2	12/29/2020	USD	126,630	4,581
Live Cattle	3	10/30/2020	USD	126,360	(1,138)
NY Harbor ULSD	1	11/30/2020	USD	53,054	(1,208)
RBOB Gasoline	1	9/30/2020	USD	50,975	(6)
Silver	2	12/29/2020	USD	57,188	2,198
Soybean	4	11/13/2020	USD	190,700	11,802
Sugar No. 11	7	9/30/2020	USD	99,254	2,982
U.S. Treasury 10 Year Note	5	12/21/2020	USD	696,250	(2,601)
U.S. Treasury Long Bond	2	12/21/2020	USD	351,438	(4,347)
Wheat	5	12/14/2020	USD	138,063	7,074
					$83,598

Futures Contracts Sold
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Corn	7	12/14/2020	USD	$125,213	$(8,644)
E-Mini Natural Gas	15	9/25/2020	USD	98,625	(8,685)
Lean Hogs	4	10/14/2020	USD	85,760	(5,981)
					$(23,310)
					$60,288

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

Merger ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 67.9%

Auto Components - 3.4%
Delphi Technologies plc*	14,721	255,704

Biotechnology - 6.1%
Momenta Pharmaceuticals, Inc.*	4,430	231,113
Principia Biopharma, Inc.*	2,325	232,523
		463,636
Capital Markets - 5.2%
E*TRADE Financial Corp.	4,239	229,330
TD Ameritrade Holding Corp.	4,354	167,106
		396,436
Electrical Equipment - 9.7%
OSRAM Licht AG*	5,101	266,318
Vivint Solar, Inc.*	15,450	477,096
		743,414
Electronic Equipment, Instruments & Components - 6.4%
Fitbit, Inc., Class A*	32,089	204,086
Ingenico Group SA*	1,701	288,650
		492,736
Health Care Equipment & Supplies - 6.0%
Varian Medical Systems, Inc.*	1,320	229,244
Wright Medical Group NV*	7,689	232,439
		461,683
Health Care Technology - 3.2%
Livongo Health, Inc.*	1,800	247,140

Insurance - 6.2%
National General Holdings Corp.	6,700	228,135
Willis Towers Watson plc	1,209	248,486
		476,621
Internet & Direct Marketing Retail - 3.5%
Grubhub, Inc.*	3,654	264,367

Life Sciences Tools & Services - 3.7%
QIAGEN NV*	5,602	285,478

Machinery - 3.0%
Neles OYJ	16,800	229,352

Oil, Gas & Consumable Fuels - 2.9%
Noble Energy, Inc.	22,550	224,373

Semiconductors & Semiconductor Equipment - 3.0%
Maxim Integrated Products, Inc.	3,290	225,168

Software - 2.9%
RIB Software SE	7,357	223,877

Specialty Retail - 2.7%
Tiffany & Co.	1,690	207,025

TOTAL COMMON STOCKS (Cost $4,683,962)		5,197,010

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 30.5%

REPURCHASE AGREEMENTS(a) - 9.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $739,355 (Cost $739,354)	739,354	739,354

U.S. TREASURY OBLIGATIONS - 20.8%
U.S. Treasury Bills 0.11%, 11/19/2020(b) (Cost $1,599,632)	1,600,000	1,599,675

TOTAL SHORT-TERM INVESTMENTS (Cost $2,338,986)		2,339,029

Total Investments - 98.4% (Cost $7,022,948)		7,536,039
Other assets less liabilities - 1.6%		122,822
Net Assets - 100.0%		7,658,861

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2020.

Abbreviations
OYJ	Public Limited Company

Merger ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2020:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Depreciation
U.S. Dollar vs. Euro	Goldman Sachs International	10/13/20	(843,000)	$958,535	$(1,006,915)	$(48,380)
Total Unrealized Depreciation						$(48,380)
						$(48,380)

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(6,120)	11/9/2021	Citibank NA	0.59%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(1,355)
6,767	11/9/2021	Citibank NA	0.56%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	797
(2,617,217)	11/6/2020	Societe Generale	0.54%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(588,269)
2,256	11/9/2021	Societe Generale	0.61%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	23,592
(2,614,314)					(565,235)
				Total Unrealized Appreciation	24,389
				Total Unrealized Depreciation	(589,624)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_August.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

United States	51.0%
Germany	10.1%
France	3.8%
Finland	3.0%
Other[a]	32.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)	4,812	192,961
ProShares Global Listed Private Equity ETF(a)	4,453	125,441
ProShares Hedge Replication ETF(a)(b)	32,619	1,514,500
ProShares Inflation Expectations ETF(a)	23,458	619,878
ProShares Managed Futures Strategy ETF(a)	38,055	1,513,828
ProShares Merger ETF(a)	56,591	2,159,512
ProShares RAFITM Long/Short(a)	30,124	896,340
TOTAL EXCHANGE TRADED FUNDS (Cost $6,934,475)		7,022,460

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $23,875)	23,875	23,875

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $9,985 (Cost $9,985)	9,985	9,985

Total Investments - 100.4% (Cost $6,968,335)		7,056,320
Liabilities in excess of other assets - (0.4%)		(30,220)
Net Assets - 100.0%		7,026,100

(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $23,215, collateralized in the form of cash with a value of $23,875 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $23,875.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investment in a company which was affiliated for the period ending August 31, 2020, was as follows:

Exchange Traded Funds	Value May 31, 2020	Purchases at Cost	Sales at Value	Shares August 31, 2020	Value August 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$793,764	$–	$596,845	4,812	$192,961	$21,502	$5,988	$(25,460)
ProShares Global Listed Private Equity ETF	534,647	–	440,727	4,453	125,441	107,850	1,251	(76,329)
ProShares Hedge Replication ETF	1,732,309	–	273,300	32,619	1,514,500	53,054	–	2,437
ProShares Inflation Expectations ETF	479,084	148,844	55,686	23,458	619,878	55,745	–	(8,109)
ProShares Managed Futures Strategy ETF	735,673	760,336	–	38,055	1,513,828	15,514	–	2,305
ProShares Merger ETF	1,800,432	329,583	–	56,591	2,159,512	26,670	–	2,827
ProShares RAFITM Long/Short	806,364	248,720	117,794	30,124	896,340	(29,652)	3,108	(11,298)
	$6,882,273	$1,487,483	$1,484,352	190,112	$7,022,460	$250,683	$10,347	$(113,627)

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 1.6%
DSV PANALPINA A/S	13,096	2,052,138

Auto Components - 1.6%
Koito Manufacturing Co. Ltd.	41,027	1,988,578

Beverages - 3.1%
Asahi Group Holdings Ltd.	56,932	1,993,385
Diageo plc	56,189	1,888,004
		3,881,389
Capital Markets - 1.6%
Partners Group Holding AG	1,949	1,986,554

Chemicals - 4.8%
Croda International plc	24,816	1,960,416
FUCHS PETROLUB SE (Preference)	43,121	2,043,226
Novozymes A/S, Class B	33,566	1,990,346
		5,993,988
Diversified Financial Services - 4.5%
Groupe Bruxelles Lambert SA	20,887	1,937,934
Mitsubishi UFJ Lease & Finance Co. Ltd.	410,271	1,938,288
Tokyo Century Corp.	34,178	1,753,296
		5,629,518
Diversified Telecommunication Services - 1.5%
Telenor ASA	118,202	1,935,527

Electric Utilities - 4.7%
CK Infrastructure Holdings Ltd.	368,165	1,947,674
Red Electrica Corp. SA	100,804	1,931,918
SSE plc	114,634	1,932,429
		5,812,021
Electronic Equipment, Instruments & Components - 1.6%
Halma plc	66,008	1,960,300

Equity Real Estate Investment Trusts (REITs) - 3.2%
Link REIT	246,240	1,960,350
Mirvac Group	1,319,136	2,058,447
		4,018,797
Food & Staples Retailing - 3.1%
Koninklijke Ahold Delhaize NV	62,629	1,889,007
Sundrug Co. Ltd.	52,481	1,952,356
		3,841,363
Food Products - 4.7%
Chocoladefabriken Lindt & Spruengli AG, Class PC(a)	229	1,956,971
Kerry Group plc, Class A	15,088	1,984,894
Nestle SA (Registered)	16,067	1,937,069
		5,878,934
Gas Utilities - 4.6%
APA Group	237,213	1,829,744
Enagas SA	76,211	1,867,552
Hong Kong & China Gas Co. Ltd.	1,368,988	1,992,501
		5,689,797
Health Care Equipment & Supplies - 5.0%
Asahi Intecc Co. Ltd.	66,918	1,984,602
Coloplast A/S, Class B	12,124	2,061,683
Sysmex Corp.	24,543	2,142,435
		6,188,720
Health Care Providers & Services - 4.7%
Alfresa Holdings Corp.(a)	97,398	1,956,318
Ramsay Health Care Ltd.	39,809	1,915,415
Ryman Healthcare Ltd.	223,485	2,030,159
		5,901,892
Household Durables - 4.8%
Rinnai Corp.	21,789	2,015,654
SEB SA	11,120	1,956,278
Sekisui Chemical Co. Ltd.	123,967	1,983,799
		5,955,731
Industrial Conglomerates - 1.6%
Jardine Strategic Holdings Ltd.	97,469	1,955,228

Insurance - 3.1%
Legal & General Group plc	653,972	1,902,757
Prudential plc	118,714	1,941,600
		3,844,357
Interactive Media & Services - 1.5%
REA Group Ltd.	22,786	1,923,923

Machinery - 4.8%
Kurita Water Industries Ltd.	63,820	1,998,042
Spirax-Sarco Engineering plc	13,920	1,909,482
Techtronic Industries Co. Ltd.	163,983	2,082,015
		5,989,539
Multiline Retail - 1.5%
Pan Pacific International Holdings Corp.	81,089	1,904,783

Multi-Utilities - 1.5%
AGL Energy Ltd.	174,692	1,912,063

Oil, Gas & Consumable Fuels - 1.6%
Washington H Soul Pattinson & Co. Ltd.	129,886	2,010,477

Personal Products - 1.6%
Kobayashi Pharmaceutical Co. Ltd.	22,163	1,972,924

Pharmaceuticals - 7.7%
Novartis AG (Registered)	22,716	1,968,745
Novo Nordisk A/S, Class B	29,266	1,942,479
Roche Holding AG	5,521	1,935,676
Sanofi	18,766	1,904,754
UCB SA	16,084	1,914,333
		9,665,987
Professional Services - 3.1%
Intertek Group plc	25,368	1,995,871
Wolters Kluwer NV	23,302	1,917,320
		3,913,191
Real Estate Management & Development - 1.7%
Daito Trust Construction Co. Ltd.	23,309	2,066,367

Road & Rail - 1.6%
MTR Corp. Ltd.	377,323	1,964,476

Software - 1.9%
AVEVA Group plc	34,604	2,350,010

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail - 1.5%
USS Co. Ltd.	114,241	1,929,423

Textiles, Apparel & Luxury Goods - 1.6%
Cie Financiere Richemont SA (Registered)	29,656	1,968,174

Tobacco - 1.5%
Imperial Brands plc	114,370	1,918,790

Trading Companies & Distributors - 3.1%
Ashtead Group plc	54,081	1,886,326
ITOCHU Corp.(a)	78,772	2,023,062
		3,909,388
Transportation Infrastructure - 1.6%
Transurban Group	198,987	1,980,785

Wireless Telecommunication Services - 1.4%
KDDI Corp.	61,724	1,791,565

TOTAL COMMON STOCKS (Cost $110,615,232)		123,686,697

SECURITIES LENDING REINVESTMENTS(b) - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $1,071,228)	1,071,228	1,071,228

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $314,367 (Cost $314,367)	314,367	314,367

Total Investments - 100.2% (Cost $112,000,827)		125,072,292
Liabilities in excess of other assets - (0.2%)		(245,391)
Net Assets - 100.0%		124,826,901

(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $1,225,147, collateralized in the form of cash with a value of $1,071,228 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $238,654 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $1,309,882.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $1,071,228.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

Japan	26.8%
United Kingdom	17.3%
Australia	10.9%
Switzerland	9.4%
Hong Kong	8.0%
Denmark	6.4%
France	3.1%
Belgium	3.1%
Netherlands	3.0%
Spain	3.0%
Germany	1.6%
New Zealand	1.6%
Ireland	1.6%
China	1.6%
Norway	1.6%
Other[a]	1.0%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Banks - 11.2%
Bancolombia SA, ADR	12,784	358,719
Bank Central Asia Tbk. PT	158,429	341,336
Bank Rakyat Indonesia Persero Tbk. PT	1,408,504	339,492
Capitec Bank Holdings Ltd.	1	39
E.Sun Financial Holding Co. Ltd.	362,029	335,606
Itau Unibanco Holding SA, ADR	77,803	331,441
Nedbank Group Ltd.	55,336	313,352
Public Bank Bhd.	72,228	284,716
		2,304,701
Chemicals - 4.9%
Asian Paints Ltd.	13,471	347,557
Berger Paints India Ltd.	45,670	333,618
Pidilite Industries Ltd.	17,524	333,969
		1,015,144
Construction & Engineering - 3.2%
China Railway Group Ltd., Class H	637,023	327,134
Larsen & Toubro Ltd., GDR(a)	25,450	337,467
		664,601
Consumer Finance - 1.7%
Bajaj Finance Ltd.	7,449	352,962

Diversified Financial Services - 3.2%
FirstRand Ltd.	151,261	337,747
Remgro Ltd.	62,444	323,874
		661,621
Electronic Equipment, Instruments & Components - 3.4%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	61,500	335,725
Leyard Optoelectronic Co. Ltd., Class A	356,587	357,898
		693,623
Food & Staples Retailing - 1.6%
SPAR Group Ltd. (The)	33,764	321,999

Food Products - 4.6%
Indofood CBP Sukses Makmur Tbk. PT	496,463	348,589
Nestle Malaysia Bhd.	7,855	262,493
Ottogi Corp.	674	341,568
		952,650
Gas Utilities - 3.1%
China Gas Holdings Ltd.	112,914	309,595
China Resources Gas Group Ltd.	69,971	328,630
		638,225
Health Care Providers & Services - 5.0%
Bangkok Dusit Medical Services PCL, Class F	543,310	363,109
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	105,400	341,349
Sinopharm Group Co. Ltd., Class H	133,143	327,781
		1,032,239
Hotels, Restaurants & Leisure - 1.2%
Jollibee Foods Corp.	91,633	255,329

Household Durables - 3.2%
Haier Electronics Group Co. Ltd.	89,335	306,037
Zhejiang Supor Co. Ltd., Class A	28,200	348,653
		654,690
Household Products - 3.3%
Hindustan Unilever Ltd.	11,580	333,103
Unilever Indonesia Tbk. PT	611,497	345,378
		678,481
Industrial Conglomerates - 4.6%
Alfa SAB de CV, Class A	514,937	331,102
Ayala Corp.	19,793	299,436
SK Holdings Co. Ltd.	1,802	324,630
		955,168
Insurance - 3.1%
Ping An Insurance Group Co. of China Ltd., Class H(b)	31,098	331,235
Sanlam Ltd.	96,529	313,084
		644,319
Interactive Media & Services - 1.7%
Tencent Holdings Ltd.	5,199	355,871

Internet & Direct Marketing Retail - 1.7%
Naspers Ltd., Class N	1,973	359,973

IT Services - 3.3%
Infosys Ltd., ADR	26,175	329,805
Tata Consultancy Services Ltd.	11,257	345,208
		675,013
Media - 1.7%
China South Publishing & Media Group Co. Ltd., Class A	215,100	351,450

Oil, Gas & Consumable Fuels - 3.9%
LUKOIL PJSC, ADR	4,847	325,864
Reliance Industries Ltd.	11,917	336,864
Rosneft Oil Co. PJSC, GDR(a)	28,155	143,027
		805,755
Personal Products - 1.7%
Marico Ltd.	68,011	340,852

Pharmaceuticals - 3.4%
China Medical System Holdings Ltd.	271,788	306,850
Yunnan Baiyao Group Co. Ltd., Class A	22,800	384,867
		691,717
Real Estate Management & Development - 12.6%
Aldar Properties PJSC	623,457	344,559
Ayala Land, Inc.	403,386	239,611
China Fortune Land Development Co. Ltd., Class A	130,261	319,249
China Overseas Land & Investment Ltd.	112,192	324,986
China Resources Land Ltd.	75,492	349,202
China Vanke Co. Ltd., Class H	101,384	315,263
Longfor Group Holdings Ltd.(c)	67,287	356,395
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	399,805	343,433
		2,592,698
Specialty Retail - 1.7%
China Tourism Group Duty Free Corp. Ltd., Class A	11,700	355,021

Thrifts & Mortgage Finance - 3.5%
Housing Development Finance Corp. Ltd.	13,896	345,968

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LIC Housing Finance Ltd.*	91,538	374,695
		720,663
Tobacco - 1.6%
ITC Ltd.	128,002	332,319

Transportation Infrastructure - 1.6%
International Container Terminal Services, Inc.	154,598	334,800

Water Utilities - 1.5%
Guangdong Investment Ltd.	200,526	313,071

Wireless Telecommunication Services - 1.6%
America Movil SAB de CV, Series L(b)	526,163	319,564

TOTAL COMMON STOCKS (Cost $21,064,370)		20,374,519

SECURITIES LENDING REINVESTMENTS(d) - 1.1%

INVESTMENT COMPANIES - 1.1%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $233,610)	233,610	233,610

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(e) - 0.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $41,293 (Cost $41,293)	41,293	41,293

Total Investments - 100.1% (Cost $21,339,273)		20,649,422
Liabilities in excess of other assets - (0.1%)		(28,897)
Net Assets - 100.0%		20,620,525

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $378,437, collateralized in the form of cash with a value of $233,610 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $184,855 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.13% – 7.25%, and maturity dates ranging from November 15, 2021 – May 15, 2049; a total value of $418,465.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $233,610.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

China	35.8%
India	21.5%
South Africa	9.6%
Indonesia	6.7%
Philippines	5.5%
South Korea	3.2%
Mexico	3.2%
Malaysia	2.6%
Russia	2.3%
Thailand	1.8%
Colombia	1.7%
United Arab Emirates	1.7%
Taiwan	1.6%
Brazil	1.6%
Other[a]	1.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF

Shedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 3.2%
DSV PANALPINA A/S	1,691	264,979

Beverages - 3.0%
Diageo plc	7,255	243,775

Capital Markets - 3.1%
Partners Group Holding AG	252	256,856

Chemicals - 9.4%
Croda International plc	3,204	253,110
FUCHS PETROLUB SE (Preference)	5,568	263,831
Novozymes A/S, Class B	4,334	256,991
		773,932
Diversified Financial Services - 3.1%
Groupe Bruxelles Lambert SA	2,697	250,233

Diversified Telecommunication Services - 3.0%
Telenor ASA	15,262	249,911

Electric Utilities - 6.1%
Red Electrica Corp. SA	13,016	249,453
SSE plc	14,801	249,506
		498,959
Electronic Equipment, Instruments & Components - 3.1%
Halma plc	8,523	253,115

Food & Staples Retailing - 3.0%
Koninklijke Ahold Delhaize NV	8,087	243,919

Food Products - 9.3%
Chocoladefabriken Lindt & Spruengli AG, Class PC(a)	30	256,372
Kerry Group plc, Class A	1,948	256,268
Nestle SA (Registered)	2,074	250,045
		762,685
Gas Utilities - 2.9%
Enagas SA	9,840	241,129

Health Care Equipment & Supplies - 3.2%
Coloplast A/S, Class B	1,565	266,128

Household Durables - 3.1%
SEB SA	1,436	252,627

Insurance - 6.1%
Legal & General Group plc	84,440	245,681
Prudential plc	15,328	250,694
		496,375
Machinery - 3.0%
Spirax-Sarco Engineering plc	1,797	246,504

Pharmaceuticals - 15.2%
Novartis AG (Registered)	2,933	254,197
Novo Nordisk A/S, Class B	3,779	250,824
Roche Holding AG	713	249,980
Sanofi	2,423	245,935
UCB SA	2,077	247,206
		1,248,142
Professional Services - 6.2%
Intertek Group plc	3,275	257,666
Wolters Kluwer NV	3,009	247,585
		505,251
Software - 3.7%
AVEVA Group plc	4,468	303,429

Textiles, Apparel & Luxury Goods - 3.1%
Cie Financiere Richemont SA (Registered)	3,829	254,119

Tobacco - 3.0%
Imperial Brands plc	14,767	247,747

Trading Companies & Distributors - 3.0%
Ashtead Group plc	6,983	243,565

TOTAL COMMON STOCKS (Cost $7,021,171)		8,103,380

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $16,265 (Cost $16,265)	16,265	16,265

Total Investments - 99.0% (Cost $7,037,436)		8,119,645
Other assets less liabilities - 1.0%		79,202
Net Assets - 100.0%		8,198,847

(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $188,006, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $210,016.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

United Kingdom	34.1%
Switzerland	18.5%
Denmark	12.7%
France	6.1%
Belgium	6.1%
Netherlands	6.0%
Spain	6.0%
Germany	3.2%
Ireland	3.1%
Norway	3.0%
Other[a]	1.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Internet & Direct Marketing Retail - 99.6%
1-800-Flowers.com, Inc., Class A*	200,588	6,003,599
Alibaba Group Holding Ltd., ADR*	141,283	40,552,460
Amazon.com, Inc.*	23,648	81,608,303
Baozun, Inc., ADR*(a)	38,146	1,580,770
Chewy, Inc., Class A*	261,858	15,991,668
Dada Nexus Ltd., ADR*(a)	146,225	3,328,081
eBay, Inc.	260,517	14,271,121
Etsy, Inc.*	120,251	14,394,045
Farfetch Ltd., Class A*	193,366	5,354,305
Fiverr International Ltd.*(a)	22,862	2,758,300
Groupon, Inc.*	161,262	5,132,969
Grubhub, Inc.*	203,481	14,721,850
JD.com, Inc., ADR*	96,220	7,566,741
Magnite, Inc.*	618,777	4,548,011
MercadoLibre, Inc.*	6,361	7,433,401
Overstock.com, Inc.*	139,345	12,192,688
PetMed Express, Inc.(a)	113,776	3,954,854
Pinduoduo, Inc., ADR*	86,657	7,707,274
Quotient Technology, Inc.*	507,644	4,421,579
Qurate Retail, Inc., Series A*	1,430,279	15,804,583
RealReal, Inc. (The)*	491,751	7,897,521
Shutterstock, Inc.	203,256	10,227,842
Stamps.com, Inc.*	56,657	14,126,856
Stitch Fix, Inc., Class A*(a)	319,969	7,727,251
Vipshop Holdings Ltd., ADR*	386,340	6,378,473
Wayfair, Inc., Class A*	44,571	13,217,976

TOTAL COMMON STOCKS (Cost $245,558,465)		328,902,521

SECURITIES LENDING REINVESTMENTS(b) - 2.7%

INVESTMENT COMPANIES - 2.7%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $8,849,667)	8,849,667	8,849,667

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $551,781 (Cost $551,779)	551,779	551,779

Total Investments - 102.5% (Cost $254,959,911)		338,303,967
Liabilities in excess of other assets - (2.5%)		(8,302,013)
Net Assets - 100.0%		330,001,954

*	Non-income producing security.

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $11,874,471, collateralized in the form of cash with a value of $8,849,667 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,521,856 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $12,371,523.

(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $8,849,667.

(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Distributors - 0.0%(a)
Arata Corp.	800	38,295

Food Products - 17.5%
Freshpet, Inc.*	97,722	11,101,219
General Mills, Inc.	37,562	2,402,090
J M Smucker Co. (The)	6,826	820,349
Nestle SA (Registered)	39,737	4,772,220
		19,095,878
Health Care Equipment & Supplies - 12.4%
Heska Corp.*	25,953	2,688,731
IDEXX Laboratories, Inc.*	27,813	10,876,552
		13,565,283
Health Care Providers & Services - 9.9%
Covetrus, Inc.*	209,428	4,797,995
CVS Group plc	207,633	3,313,988
Patterson Cos., Inc.	5,216	151,316
PetIQ, Inc.*	72,676	2,556,742
		10,820,041
Household Products - 7.8%
Central Garden & Pet Co., Class A*	115,125	4,278,045
Colgate-Palmolive Co.	52,731	4,179,459
		8,457,504
Insurance - 6.5%
Anicom Holdings, Inc.	51,587	2,211,254
Trupanion, Inc.*	78,492	4,923,803
		7,135,057
Internet & Direct Marketing Retail - 13.2%
Chewy, Inc., Class A*	147,142	8,985,962
PetMed Express, Inc.	57,577	2,001,376
zooplus AG*	17,977	3,398,132
		14,385,470
Pharmaceuticals - 27.3%
Dechra Pharmaceuticals plc	257,853	10,857,578
Elanco Animal Health, Inc.*	20,015	581,636
Merck & Co., Inc.	56,887	4,850,754
Virbac SA*	12,285	2,756,137
Zoetis, Inc.	67,195	10,757,920
		29,804,025
Specialty Retail - 5.3%
Pets at Home Group plc	1,187,725	4,674,164
Tractor Supply Co.	7,121	1,059,818
		5,733,982
TOTAL COMMON STOCKS (Cost $80,660,932)		109,035,535

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $155,061 (Cost $155,060)	155,060	155,060

Total Investments - 100.0% (Cost $80,815,992)		109,190,595
Other assets less liabilities - 0.0%(a)		21,986
Net Assets - 100.0%		109,212,581

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

United States	70.5%
United Kingdom	17.3%
Switzerland	4.4%
Germany	3.1%
France	2.5%
Japan	2.1%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 97.7%

Aerospace & Defense - 1.4%
Boeing Co. (The)	79	13,574
Curtiss-Wright Corp.	6	614
General Dynamics Corp.	54	8,065
Hexcel Corp.	8	315
Howmet Aerospace, Inc.	95	1,664
Huntington Ingalls Industries, Inc.	9	1,364
L3Harris Technologies, Inc.	11	1,988
Lockheed Martin Corp.	34	13,269
Northrop Grumman Corp.	23	7,880
Raytheon Technologies Corp.	269	16,409
Spirit AeroSystems Holdings, Inc., Class A	22	452
Teledyne Technologies, Inc.*	4	1,255
Textron, Inc.	69	2,721
TransDigm Group, Inc.	8	3,997
		73,567
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	42	4,129
Expeditors International of Washington, Inc.	27	2,387
FedEx Corp.	86	18,906
Hub Group, Inc., Class A*	12	646
United Parcel Service, Inc., Class B	181	29,615
XPO Logistics, Inc.*	33	2,913
		58,596
Airlines - 0.1%
American Airlines Group, Inc.(b)	87	1,135
Delta Air Lines, Inc.	59	1,820
JetBlue Airways Corp.*	35	403
Southwest Airlines Co.	30	1,128
United Airlines Holdings, Inc.*	38	1,368
		5,854
Auto Components - 0.6%
Adient plc*	97	1,682
American Axle & Manufacturing Holdings, Inc.*	203	1,579
Aptiv plc	47	4,048
Autoliv, Inc.	30	2,350
BorgWarner, Inc.	87	3,531
Cooper Tire & Rubber Co.	26	899
Cooper-Standard Holdings, Inc.*	35	634
Dana, Inc.	85	1,186
Delphi Technologies plc*	67	1,164
Garrett Motion, Inc.*	101	278
Gentex Corp.	37	1,001
Goodyear Tire & Rubber Co. (The)	378	3,627
Lear Corp.	36	4,101
Tenneco, Inc., Class A*	106	862
Visteon Corp.*	25	1,886
		28,828
Automobiles - 1.5%
Ford Motor Co.*	4,974	33,923
General Motors Co.	1,004	29,748
Harley-Davidson, Inc.	69	1,912
Tesla, Inc.*	15	7,475
Thor Industries, Inc.	17	1,605
		74,663
Banks - 5.9%
Associated Banc-Corp.	54	726
Bank of America Corp.	2,021	52,021
Bank of Hawaii Corp.	9	495
Bank OZK	36	829
BankUnited, Inc.	30	701
BOK Financial Corp.	9	505
Cathay General Bancorp	17	420
CIT Group, Inc.	45	885
Citigroup, Inc.	832	42,532
Citizens Financial Group, Inc.	171	4,424
Columbia Banking System, Inc.	17	475
Comerica, Inc.	46	1,818
Commerce Bancshares, Inc.	14	834
Credicorp Ltd.	12	1,566
Cullen/Frost Bankers, Inc.	12	834
East West Bancorp, Inc.	35	1,287
Fifth Third Bancorp	219	4,525
First Citizens BancShares, Inc., Class A	1	393
First Hawaiian, Inc.	29	479
First Horizon National Corp.	147	1,404
First Republic Bank	20	2,258
FNB Corp.	119	893
Fulton Financial Corp.	48	469
Hancock Whitney Corp.	23	460
Home BancShares, Inc.	33	535
Huntington Bancshares, Inc.	291	2,738
Investors Bancorp, Inc.	68	527
JPMorgan Chase & Co.	725	72,638
KeyCorp	264	3,253
M&T Bank Corp.	34	3,511
Old National Bancorp	41	573
PacWest Bancorp	48	916
People's United Financial, Inc.	128	1,354
Pinnacle Financial Partners, Inc.	12	479
PNC Financial Services Group, Inc. (The)	109	12,121
Popular, Inc.	27	1,000
Prosperity Bancshares, Inc.	14	763
Regions Financial Corp.	334	3,861
Signature Bank	9	873
Sterling Bancorp	48	560
SVB Financial Group*	9	2,298
Synovus Financial Corp.	27	591
TCF Financial Corp.	17	457
Texas Capital Bancshares, Inc.*	12	389
Truist Financial Corp.	199	7,723
UMB Financial Corp.	10	537
Umpqua Holdings Corp.	81	914
United Bankshares, Inc.	29	758
US Bancorp	362	13,177
Valley National Bancorp	95	713
Webster Financial Corp.	23	633
Wells Fargo & Co.	1,614	38,978
Western Alliance Bancorp	12	424
Wintrust Financial Corp.	12	522
Zions Bancorp NA	45	1,447
		296,496
Beverages - 1.4%
Brown-Forman Corp., Class B	27	1,976
Coca-Cola Co. (The)	506	25,062
Coca-Cola European Partners plc	54	2,223
Constellation Brands, Inc., Class A	22	4,059
Keurig Dr Pepper, Inc.	38	1,133

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Molson Coors Beverage Co., Class B	74	2,785
Monster Beverage Corp.*	22	1,845
PepsiCo, Inc.	215	30,113
		69,196
Biotechnology - 1.8%
AbbVie, Inc.	285	27,295
Alexion Pharmaceuticals, Inc.*	29	3,312
Amgen, Inc.	93	23,559
Biogen, Inc.*	27	7,766
BioMarin Pharmaceutical, Inc.*	8	624
Gilead Sciences, Inc.	291	19,424
Regeneron Pharmaceuticals, Inc.*	8	4,959
United Therapeutics Corp.*	12	1,284
Vertex Pharmaceuticals, Inc.*	5	1,396
		89,619
Building Products - 0.6%
A O Smith Corp.	22	1,077
Allegion plc	8	827
Builders FirstSource, Inc.*	36	1,102
Carrier Global Corp.	160	4,776
Fortune Brands Home & Security, Inc.	23	1,934
Johnson Controls International plc	227	9,246
Lennox International, Inc.	4	1,121
Masco Corp.	42	2,449
Owens Corning	34	2,300
Resideo Technologies, Inc.*	117	1,563
Trane Technologies plc	34	4,025
UFP Industries, Inc.	10	594
		31,014
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	17	1,167
Ameriprise Financial, Inc.	33	5,174
Bank of New York Mellon Corp. (The)	278	10,280
BlackRock, Inc.	22	13,072
Blackstone Group, Inc. (The), Class A	76	4,024
Cboe Global Markets, Inc.	10	918
Charles Schwab Corp. (The)	139	4,939
CME Group, Inc.	41	7,211
E*TRADE Financial Corp.	34	1,839
Eaton Vance Corp.	20	820
FactSet Research Systems, Inc.	3	1,051
Federated Hermes, Inc., Class B	19	454
Franklin Resources, Inc.	146	3,075
Goldman Sachs Group, Inc. (The)	109	22,331
Intercontinental Exchange, Inc.	59	6,268
Invesco Ltd.	205	2,091
Janus Henderson Group plc	56	1,160
LPL Financial Holdings, Inc.	13	1,068
Moody's Corp.	8	2,357
Morgan Stanley	364	19,023
MSCI, Inc.	4	1,493
Nasdaq, Inc.	12	1,613
Northern Trust Corp.	41	3,358
Raymond James Financial, Inc.	25	1,893
S&P Global, Inc.	12	4,397
SEI Investments Co.	10	524
State Street Corp.	106	7,218
Stifel Financial Corp.	13	659
T. Rowe Price Group, Inc.	36	5,012
TD Ameritrade Holding Corp.	42	1,612
Waddell & Reed Financial, Inc., Class A	55	866
		136,967
Chemicals - 2.4%
Air Products and Chemicals, Inc.	26	7,599
Albemarle Corp.	19	1,729
Ashland Global Holdings, Inc.	13	958
Avient Corp.	21	536
Axalta Coating Systems Ltd.*	42	1,002
Cabot Corp.	21	777
Celanese Corp.	25	2,529
CF Industries Holdings, Inc.	70	2,284
Chemours Co. (The)	78	1,612
Corteva, Inc.	208	5,938
Dow, Inc.	210	9,475
DuPont de Nemours, Inc.	372	20,743
Eastman Chemical Co.	57	4,167
Ecolab, Inc.	25	4,927
Element Solutions, Inc.*	67	720
FMC Corp.	11	1,175
HB Fuller Co.	12	578
Huntsman Corp.	113	2,443
International Flavors & Fragrances, Inc.	18	2,228
Linde plc	78	19,480
LyondellBasell Industries NV, Class A	142	9,298
Mosaic Co. (The)	199	3,628
Olin Corp.	86	968
PPG Industries, Inc.	43	5,177
RPM International, Inc.	23	1,950
Scotts Miracle-Gro Co. (The)	8	1,348
Sherwin-Williams Co. (The)	8	5,368
Trinseo SA	30	747
Westlake Chemical Corp.	11	653
		120,037
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	25	953
Cintas Corp.	8	2,666
Clean Harbors, Inc.*	11	672
Copart, Inc.*	9	930
Covanta Holding Corp.	49	463
Deluxe Corp.	19	540
Pitney Bowes, Inc.	341	1,872
Republic Services, Inc.	34	3,152
Stericycle, Inc.*	19	1,218
Waste Management, Inc.	59	6,726
		19,192
Communications Equipment - 0.9%
Ciena Corp.*	23	1,306
Cisco Systems, Inc.	813	34,325
CommScope Holding Co., Inc.*	131	1,349
EchoStar Corp., Class A*	17	500
F5 Networks, Inc.*	9	1,191
Juniper Networks, Inc.	91	2,275
Motorola Solutions, Inc.	12	1,857
ViaSat, Inc.*	11	437
		43,240
Construction & Engineering - 0.3%
AECOM*	72	2,845
Dycom Industries, Inc.*	15	923
EMCOR Group, Inc.	14	1,050

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Fluor Corp.	248	2,361
Jacobs Engineering Group, Inc.	24	2,166
MasTec, Inc.*	18	832
Quanta Services, Inc.	45	2,306
Tutor Perini Corp.*	62	778
Valmont Industries, Inc.	8	1,016
		14,277
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9	1,826
Summit Materials, Inc., Class A*	29	432
Vulcan Materials Co.	14	1,680
		3,938
Consumer Finance - 0.9%
Ally Financial, Inc.	222	5,079
American Express Co.	117	11,886
Capital One Financial Corp.	212	14,634
Discover Financial Services	105	5,573
Navient Corp.	184	1,673
OneMain Holdings, Inc.	24	698
Santander Consumer USA Holdings, Inc.	43	740
SLM Corp.	101	772
Synchrony Financial	286	7,096
		48,151
Containers & Packaging - 0.6%
AptarGroup, Inc.	10	1,184
Avery Dennison Corp.	12	1,385
Ball Corp.	34	2,733
Berry Global Group, Inc.*	45	2,319
Crown Holdings, Inc.*	32	2,459
Graphic Packaging Holding Co.	92	1,286
Greif, Inc., Class A	11	405
International Paper Co.	185	6,710
O-I Glass, Inc.	113	1,230
Packaging Corp. of America	25	2,531
Sealed Air Corp.	42	1,651
Silgan Holdings, Inc.	21	799
Sonoco Products Co.	30	1,591
Westrock Co.	131	3,973
		30,256
Distributors - 0.2%
Core-Mark Holding Co., Inc.	33	1,103
Genuine Parts Co.	42	3,966
LKQ Corp.*	89	2,825
		7,894
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	1	428
H&R Block, Inc.	66	957
Laureate Education, Inc., Class A*	34	426
Service Corp. International	26	1,187
ServiceMaster Global Holdings, Inc.*	24	957
		3,955
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	312	68,028
Equitable Holdings, Inc.	158	3,348
Jefferies Financial Group, Inc.	114	2,000
Voya Financial, Inc.	51	2,647
		76,023
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,877	85,763
CenturyLink, Inc.	1,034	11,116
GCI Liberty, Inc., Class A*	12	969
Liberty Global plc, Class A*	110	2,571
Liberty Global plc, Class C*	266	6,121
Liberty Latin America Ltd., Class A*	19	186
Liberty Latin America Ltd., Class C*	49	467
Verizon Communications, Inc.	1,360	80,607
		187,800
Electric Utilities - 2.4%
ALLETE, Inc.	11	594
Alliant Energy Corp.	42	2,274
American Electric Power Co., Inc.	111	8,750
Avangrid, Inc.	12	576
Duke Energy Corp.	217	17,434
Edison International	91	4,776
Entergy Corp.	48	4,759
Evergy, Inc.	58	3,087
Eversource Energy	61	5,228
Exelon Corp.	349	12,882
FirstEnergy Corp.	132	3,774
Hawaiian Electric Industries, Inc.	26	900
IDACORP, Inc.	10	899
NextEra Energy, Inc.	61	17,029
NRG Energy, Inc.	52	1,789
OGE Energy Corp.	44	1,402
PG&E Corp.*	435	4,028
Pinnacle West Capital Corp.	30	2,200
PNM Resources, Inc.	13	568
Portland General Electric Co.	21	801
PPL Corp.	232	6,410
Southern Co. (The)	248	12,941
Xcel Energy, Inc.	106	7,364
		120,465
Electrical Equipment - 0.6%
Acuity Brands, Inc.	9	984
AMETEK, Inc.	22	2,215
Eaton Corp. plc	99	10,108
Emerson Electric Co.	134	9,309
EnerSys	11	792
Hubbell, Inc.	11	1,594
nVent Electric plc	31	593
Regal Beloit Corp.	12	1,186
Rockwell Automation, Inc.	13	2,997
Sensata Technologies Holding plc*	31	1,291
		31,069
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	29	3,184
Arrow Electronics, Inc.*	68	5,342
Avnet, Inc.	105	2,888
Benchmark Electronics, Inc.	21	412
CDW Corp.	20	2,273
Corning, Inc.	222	7,206
Flex Ltd.*	395	4,290
FLIR Systems, Inc.	12	443
Insight Enterprises, Inc.*	21	1,256
Jabil, Inc.	85	2,903
Keysight Technologies, Inc.*	12	1,182
National Instruments Corp.	17	610
Plexus Corp.*	10	761
Sanmina Corp.*	46	1,302
SYNNEX Corp.	14	1,780
TE Connectivity Ltd.	68	6,569
Trimble, Inc.*	28	1,467

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
TTM Technologies, Inc.*	54	619
Vishay Intertechnology, Inc.	37	592
Zebra Technologies Corp., Class A*	6	1,719
		46,798
Energy Equipment & Services - 0.6%
Baker Hughes Co.	447	6,383
Halliburton Co.	356	5,760
Helmerich & Payne, Inc.	53	873
Nabors Industries Ltd.(b)	11	440
National Oilwell Varco, Inc.	223	2,676
Oceaneering International, Inc.*	80	431
Patterson-UTI Energy, Inc.	177	682
Schlumberger NV	683	12,984
Transocean Ltd.*(b)	849	1,036
		31,265
Entertainment - 1.0%
Activision Blizzard, Inc.	68	5,679
AMC Entertainment Holdings, Inc., Class A(b)	93	547
Cinemark Holdings, Inc.	39	571
Electronic Arts, Inc.*	25	3,487
Liberty Media Corp.-Liberty Formula One, Class A*	2	72
Liberty Media Corp.-Liberty Formula One, Class C*	27	1,052
Lions Gate Entertainment Corp., Class A*	21	205
Lions Gate Entertainment Corp., Class B*	52	471
Live Nation Entertainment, Inc.*	15	852
Netflix, Inc.*	9	4,766
Spotify Technology SA*	6	1,693
Take-Two Interactive Software, Inc.*	8	1,370
Walt Disney Co. (The)*	224	29,539
		50,304
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexander & Baldwin, Inc.	32	387
Alexandria Real Estate Equities, Inc.	12	2,021
American Campus Communities, Inc.	29	983
American Homes 4 Rent, Class A	29	831
American Tower Corp.	26	6,478
Apartment Investment and Management Co., Class A	24	865
Apple Hospitality REIT, Inc.	102	1,037
AvalonBay Communities, Inc.	19	3,003
Boston Properties, Inc.	27	2,345
Brandywine Realty Trust	51	568
Brixmor Property Group, Inc.	87	1,027
Camden Property Trust	12	1,091
Colony Capital, Inc.*	301	816
Columbia Property Trust, Inc.	42	496
CoreCivic, Inc.	80	745
Corporate Office Properties Trust	24	591
Cousins Properties, Inc.	17	507
Crown Castle International Corp.	43	7,020
CubeSmart	26	822
CyrusOne, Inc.	12	1,002
DiamondRock Hospitality Co.	77	408
Digital Realty Trust, Inc.	30	4,669
Diversified Healthcare Trust	183	695
Douglas Emmett, Inc.	23	642
Duke Realty Corp.	50	1,927
EPR Properties	12	388
Equinix, Inc.	8	6,318
Equity LifeStyle Properties, Inc.	12	795
Equity Residential	58	3,274
Essex Property Trust, Inc.	9	1,949
Extra Space Storage, Inc.	13	1,385
Federal Realty Investment Trust	11	872
Gaming and Leisure Properties, Inc.	26	945
GEO Group, Inc. (The)	68	759
Healthcare Realty Trust, Inc.	21	606
Healthcare Trust of America, Inc., Class A	30	792
Healthpeak Properties, Inc.	89	2,460
Highwoods Properties, Inc.	22	820
Host Hotels & Resorts, Inc.	268	3,010
Hudson Pacific Properties, Inc.	25	587
Invitation Homes, Inc.	63	1,804
Iron Mountain, Inc.	98	2,949
JBG SMITH Properties	18	498
Kilroy Realty Corp.	17	995
Kimco Realty Corp.	108	1,295
Lamar Advertising Co., Class A	14	969
Lexington Realty Trust	59	671
Life Storage, Inc.	8	843
Macerich Co. (The)(b)	86	682
Medical Properties Trust, Inc.	56	1,040
Mid-America Apartment Communities, Inc.	17	1,991
National Retail Properties, Inc.	20	709
Office Properties Income Trust	18	429
Omega Healthcare Investors, Inc.	33	1,022
Outfront Media, Inc.	47	796
Paramount Group, Inc.	65	481
Park Hotels & Resorts, Inc.	93	883
Pebblebrook Hotel Trust	37	467
Physicians Realty Trust	29	526
Piedmont Office Realty Trust, Inc., Class A	34	521
Prologis, Inc.	68	6,926
Public Storage	14	2,974
Rayonier, Inc.	30	878
Realty Income Corp.	34	2,109
Regency Centers Corp.	30	1,191
Retail Properties of America, Inc., Class A	78	492
RLJ Lodging Trust	86	812
Ryman Hospitality Properties, Inc.	6	229
Sabra Health Care REIT, Inc.	38	564
SBA Communications Corp.	4	1,224
Service Properties Trust	94	772
Simon Property Group, Inc.	57	3,867
SITE Centers Corp.	71	533
SL Green Realty Corp.	26	1,216
Spirit Realty Capital, Inc.	20	710
STORE Capital Corp.	21	568
Sun Communities, Inc.	8	1,193
Sunstone Hotel Investors, Inc.	94	783
Taubman Centers, Inc.	10	383
UDR, Inc.	31	1,079
Uniti Group, Inc.	110	1,080
Ventas, Inc.	96	3,956

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
VEREIT, Inc.	279	1,875
VICI Properties, Inc.	59	1,318
Vornado Realty Trust	38	1,362
Washington Prime Group, Inc.(b)	369	251
Weingarten Realty Investors	27	472
Welltower, Inc.	86	4,947
Weyerhaeuser Co.	182	5,516
WP Carey, Inc.	25	1,734
Xenia Hotels & Resorts, Inc.	42	377
		136,898
Food & Staples Retailing - 2.9%
BJ's Wholesale Club Holdings, Inc.*	82	3,642
Casey's General Stores, Inc.	9	1,601
Costco Wholesale Corp.	76	26,422
Kroger Co. (The)	589	21,016
Performance Food Group Co.*	42	1,533
Rite Aid Corp.*	257	3,346
Sprouts Farmers Market, Inc.*	50	1,168
Sysco Corp.	120	7,217
United Natural Foods, Inc.*	144	2,599
US Foods Holding Corp.*	114	2,776
Walgreens Boots Alliance, Inc.	418	15,892
Walmart, Inc.	437	60,677
		147,889
Food Products - 1.9%
Archer-Daniels-Midland Co.	319	14,278
B&G Foods, Inc.(b)	56	1,744
Bunge Ltd.	101	4,608
Campbell Soup Co.	35	1,841
Conagra Brands, Inc.	125	4,795
Darling Ingredients, Inc.*	43	1,375
Flowers Foods, Inc.	48	1,174
General Mills, Inc.	155	9,912
Hain Celestial Group, Inc. (The)*	24	787
Hershey Co. (The)	19	2,824
Hormel Foods Corp.	40	2,039
Ingredion, Inc.	23	1,850
J M Smucker Co. (The)	34	4,086
Kellogg Co.	60	4,255
Kraft Heinz Co. (The)	365	12,790
Lamb Weston Holdings, Inc.	10	629
McCormick & Co., Inc. (Non-Voting)	12	2,474
Mondelez International, Inc., Class A	232	13,553
Nomad Foods Ltd.*	43	1,060
Post Holdings, Inc.*	13	1,144
Sanderson Farms, Inc.	8	936
TreeHouse Foods, Inc.*	29	1,242
Tyson Foods, Inc., Class A	94	5,903
		95,299
Gas Utilities - 0.2%
Atmos Energy Corp.	19	1,897
National Fuel Gas Co.	25	1,141
New Jersey Resources Corp.	20	603
ONE Gas, Inc.	11	815
South Jersey Industries, Inc.	19	421
Southwest Gas Holdings, Inc.	17	1,069
Spire, Inc.	11	640
UGI Corp.	63	2,175
		8,761
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	178	19,486
Align Technology, Inc.*	4	1,188
Baxter International, Inc.	48	4,179
Becton Dickinson and Co.	30	7,283
Boston Scientific Corp.*	96	3,938
Cooper Cos., Inc. (The)	4	1,258
Danaher Corp.	51	10,530
DENTSPLY SIRONA, Inc.	24	1,077
Edwards Lifesciences Corp.*	26	2,232
Hill-Rom Holdings, Inc.	9	844
Hologic, Inc.*	33	1,971
Intuitive Surgical, Inc.*	5	3,654
Medtronic plc	200	21,494
ResMed, Inc.	9	1,627
STERIS plc	8	1,277
Stryker Corp.	27	5,350
Teleflex, Inc.	4	1,572
Varian Medical Systems, Inc.*	9	1,563
Zimmer Biomet Holdings, Inc.	25	3,522
		94,045
Health Care Providers & Services - 4.5%
Acadia Healthcare Co., Inc.*	26	804
AmerisourceBergen Corp.	133	12,905
Anthem, Inc.	68	19,143
Brookdale Senior Living, Inc.*	128	352
Cardinal Health, Inc.	267	13,553
Centene Corp.*	141	8,646
Cigna Corp.	61	10,820
Community Health Systems, Inc.*	215	1,112
Covetrus, Inc.*	64	1,466
CVS Health Corp.	571	35,470
DaVita, Inc.*	39	3,384
Encompass Health Corp.	17	1,109
HCA Healthcare, Inc.	57	7,736
Henry Schein, Inc.*	36	2,392
Humana, Inc.	29	12,040
Laboratory Corp. of America Holdings*	22	3,866
Magellan Health, Inc.*	13	981
McKesson Corp.	152	23,323
MEDNAX, Inc.*	76	1,412
Molina Healthcare, Inc.*	22	4,069
Owens & Minor, Inc.	176	2,918
Patterson Cos., Inc.	44	1,276
Quest Diagnostics, Inc.	30	3,337
Select Medical Holdings Corp.*	22	442
Tenet Healthcare Corp.*	120	3,382
UnitedHealth Group, Inc.	157	49,070
Universal Health Services, Inc., Class B	19	2,097
		227,105
Health Care Technology - 0.0%(c)
Cerner Corp.	36	2,641

Hotels, Restaurants & Leisure - 1.4%
Aramark	70	1,929
Bloomin' Brands, Inc.	31	444
Brinker International, Inc.	19	856
Carnival Corp.	175	2,884
Chipotle Mexican Grill, Inc.*	1	1,310
Cracker Barrel Old Country Store, Inc.	8	1,070

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Darden Restaurants, Inc.	24	2,080
Domino's Pizza, Inc.	3	1,227
Dunkin' Brands Group, Inc.	10	761
Extended Stay America, Inc.	93	1,162
Hilton Worldwide Holdings, Inc.	19	1,717
International Game Technology plc	69	768
Las Vegas Sands Corp.	84	4,260
Marriott International, Inc., Class A	29	2,984
Marriott Vacations Worldwide Corp.	9	852
McDonald's Corp.	90	19,217
MGM Resorts International	117	2,632
Norwegian Cruise Line Holdings Ltd.*(b)	65	1,112
Penn National Gaming, Inc.*	29	1,482
Royal Caribbean Cruises Ltd.	42	2,891
Six Flags Entertainment Corp.	33	717
Starbucks Corp.	114	9,630
Vail Resorts, Inc.	5	1,088
Wyndham Destinations, Inc.	20	580
Wynn Resorts Ltd.	22	1,924
Yum China Holdings, Inc.	42	2,424
Yum! Brands, Inc.	37	3,546
		71,547
Household Durables - 0.6%
DR Horton, Inc.	59	4,211
Garmin Ltd.	22	2,279
KB Home	17	608
Leggett & Platt, Inc.	34	1,394
Lennar Corp., Class A	57	4,265
Meritage Homes Corp.*	12	1,152
Mohawk Industries, Inc.*	25	2,308
Newell Brands, Inc.	128	2,046
PulteGroup, Inc.	50	2,230
Taylor Morrison Home Corp., Class A*	39	918
Toll Brothers, Inc.	29	1,224
TRI Pointe Group, Inc.*	51	861
Tupperware Brands Corp.	160	2,606
Whirlpool Corp.	32	5,687
		31,789
Household Products - 1.6%
Church & Dwight Co., Inc.	25	2,396
Clorox Co. (The)	17	3,800
Colgate-Palmolive Co.	115	9,115
Kimberly-Clark Corp.	60	9,466
Procter & Gamble Co. (The)	386	53,395
Spectrum Brands Holdings, Inc.	19	1,132
		79,304
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	237	4,207
Vistra Corp.	139	2,673
		6,880
Industrial Conglomerates - 1.2%
3M Co.	122	19,888
Carlisle Cos., Inc.	9	1,179
General Electric Co.	3,544	22,469
Honeywell International, Inc.	98	16,224
Roper Technologies, Inc.	8	3,417
		63,177
Insurance - 3.5%
Aflac, Inc.	213	7,736
Alleghany Corp.	4	2,218
Allstate Corp. (The)	91	8,463
American Equity Investment Life Holding Co.	36	861
American Financial Group, Inc.	22	1,471
American International Group, Inc.	498	14,512
Aon plc, Class A	19	3,800
Arch Capital Group Ltd.*	63	1,987
Arthur J Gallagher & Co.	25	2,632
Assurant, Inc.	18	2,188
Assured Guaranty Ltd.	38	815
Athene Holding Ltd., Class A*	55	2,011
Axis Capital Holdings Ltd.	27	1,290
Brighthouse Financial, Inc.*	86	2,611
Brown & Brown, Inc.	21	974
Chubb Ltd.	102	12,750
Cincinnati Financial Corp.	30	2,382
CNO Financial Group, Inc.	79	1,288
Everest Re Group Ltd.	11	2,421
Fidelity National Financial, Inc.	55	1,806
First American Financial Corp.	30	1,577
Genworth Financial, Inc., Class A*	382	1,154
Globe Life, Inc.	22	1,815
Hanover Insurance Group, Inc. (The)	11	1,127
Hartford Financial Services Group, Inc. (The)	124	5,016
Kemper Corp.	12	932
Lincoln National Corp.	98	3,533
Loews Corp.	97	3,478
Markel Corp.*	3	3,260
Marsh & McLennan Cos., Inc.	59	6,780
MetLife, Inc.	392	15,076
Old Republic International Corp.	104	1,675
Primerica, Inc.	8	999
Principal Financial Group, Inc.	112	4,716
ProAssurance Corp.	30	460
Progressive Corp. (The)	92	8,744
Prudential Financial, Inc.	244	16,536
Reinsurance Group of America, Inc.	25	2,292
RenaissanceRe Holdings Ltd.	8	1,470
Selective Insurance Group, Inc.	10	598
Travelers Cos., Inc. (The)	109	12,648
Unum Group	134	2,476
W R Berkley Corp.	30	1,861
Willis Towers Watson plc	18	3,700
		176,139
Interactive Media & Services - 2.4%
Alphabet, Inc., Class A*	23	37,479
Alphabet, Inc., Class C*	23	37,586
Facebook, Inc., Class A*	139	40,755
IAC/InterActiveCorp.*	5	665
Twitter, Inc.*	45	1,826
Yandex NV, Class A*	22	1,501
		119,812
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.*	17	58,666
Booking Holdings, Inc.*	5	9,552
eBay, Inc.	116	6,355
Expedia Group, Inc.	25	2,454
Qurate Retail, Inc., Series A*	418	4,619
		81,646

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
IT Services - 2.6%
Accenture plc, Class A	65	15,595
Akamai Technologies, Inc.*	14	1,630
Alliance Data Systems Corp.	19	857
Amdocs Ltd.	25	1,531
Automatic Data Processing, Inc.	37	5,146
Black Knight, Inc.*	11	925
Booz Allen Hamilton Holding Corp.	20	1,761
Broadridge Financial Solutions, Inc.	11	1,511
CACI International, Inc., Class A*	5	1,171
Cognizant Technology Solutions Corp., Class A	76	5,081
Conduent, Inc.*	219	740
DXC Technology Co.	198	3,956
Euronet Worldwide, Inc.*	6	620
Fidelity National Information Services, Inc.	34	5,129
Fiserv, Inc.*	20	1,992
FleetCor Technologies, Inc.*	6	1,509
Gartner, Inc.*	6	779
Genpact Ltd.	17	717
Global Payments, Inc.	8	1,413
International Business Machines Corp.	268	33,047
Jack Henry & Associates, Inc.	6	993
KBR, Inc.	29	725
Leidos Holdings, Inc.	25	2,262
Mastercard, Inc., Class A	24	8,597
Paychex, Inc.	38	2,906
PayPal Holdings, Inc.*	57	11,636
Perspecta, Inc.	32	665
Sabre Corp.	66	461
Science Applications International Corp.	11	918
Visa, Inc., Class A	66	13,991
Western Union Co. (The)	88	2,076
WEX, Inc.*	5	799
		131,139
Leisure Products - 0.1%
Brunswick Corp.	19	1,176
Hasbro, Inc.	24	1,894
Mattel, Inc.*(b)	172	1,848
Polaris, Inc.	17	1,718
		6,636
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	27	2,711
Bio-Rad Laboratories, Inc., Class A*	3	1,526
Charles River Laboratories International, Inc.*	6	1,314
ICON plc*	6	1,118
Illumina, Inc.*	8	2,858
IQVIA Holdings, Inc.*	20	3,275
Mettler-Toledo International, Inc.*	1	971
PerkinElmer, Inc.	11	1,295
PRA Health Sciences, Inc.*	8	855
Thermo Fisher Scientific, Inc.	30	12,869
Waters Corp.*	8	1,730
		30,522
Machinery - 2.0%
AGCO Corp.	23	1,635
Allison Transmission Holdings, Inc.	22	789
Caterpillar, Inc.	129	18,358
Colfax Corp.*	28	932
Crane Co.	11	622
Cummins, Inc.	42	8,705
Deere & Co.	65	13,654
Donaldson Co., Inc.	18	907
Dover Corp.	22	2,416
Flowserve Corp.	27	801
Fortive Corp.	32	2,308
Graco, Inc.	12	696
Greenbrier Cos., Inc. (The)	24	653
IDEX Corp.	8	1,442
Illinois Tool Works, Inc.	38	7,507
ITT, Inc.	13	817
Kennametal, Inc.	22	638
Lincoln Electric Holdings, Inc.	11	1,064
Meritor, Inc.*	28	637
Middleby Corp. (The)*	10	979
Mueller Industries, Inc.	20	594
Navistar International Corp.*	23	736
Nordson Corp.	6	1,119
Oshkosh Corp.	20	1,540
Otis Worldwide Corp.	82	5,158
PACCAR, Inc.	106	9,099
Parker-Hannifin Corp.	23	4,738
Pentair plc	29	1,309
Rexnord Corp.	20	579
Snap-on, Inc.	11	1,631
Stanley Black & Decker, Inc.	30	4,839
Terex Corp.	33	646
Timken Co. (The)	18	975
Toro Co. (The)	11	828
Trinity Industries, Inc.	47	962
Westinghouse Air Brake Technologies Corp.	14	932
Xylem, Inc.	19	1,523
		102,768
Marine - 0.0%(c)
Kirby Corp.*	18	764

Media - 1.8%
Altice USA, Inc., Class A*	98	2,703
AMC Networks, Inc., Class A*	22	534
Charter Communications, Inc., Class A*	23	14,159
Comcast Corp., Class A	991	44,407
Discovery, Inc., Class A*	33	728
Discovery, Inc., Class C*	74	1,478
DISH Network Corp., Class A*	76	2,699
Fox Corp., Class A	81	2,257
Fox Corp., Class B	37	1,029
Interpublic Group of Cos., Inc. (The)	110	1,954
John Wiley & Sons, Inc., Class A	15	475
Liberty Broadband Corp., Class A*	3	414
Liberty Broadband Corp., Class C*	9	1,261
Liberty Media Corp.-Liberty SiriusXM, Class A*	24	871
Liberty Media Corp.-Liberty SiriusXM, Class C*	42	1,512
Meredith Corp.	19	266
News Corp., Class A	130	1,965

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
News Corp., Class B	38	573
Nexstar Media Group, Inc., Class A	8	768
Omnicom Group, Inc.	65	3,516
Sinclair Broadcast Group, Inc., Class A(b)	25	520
TEGNA, Inc.	58	726
ViacomCBS, Inc.	147	4,094
		88,909
Metals & Mining - 0.6%
Alcoa Corp.*	203	2,968
Allegheny Technologies, Inc.*	39	325
Arconic Corp.*	19	423
Carpenter Technology Corp.	14	294
Commercial Metals Co.	51	1,064
Compass Minerals International, Inc.	10	569
Constellium SE, Class A*	67	537
Freeport-McMoRan, Inc.	461	7,196
Newmont Corp.	76	5,113
Nucor Corp.	138	6,274
Reliance Steel & Aluminum Co.	25	2,622
Steel Dynamics, Inc.	83	2,450
United States Steel Corp.(b)	274	2,145
Warrior Met Coal, Inc.	65	1,006
		32,986
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp.	131	1,849
Annaly Capital Management, Inc.	385	2,830
Blackstone Mortgage Trust, Inc., Class A	24	571
Chimera Investment Corp.	74	658
Invesco Mortgage Capital, Inc.(b)	42	126
MFA Financial, Inc.	140	375
New Residential Investment Corp.	160	1,238
Starwood Property Trust, Inc.	79	1,232
Two Harbors Investment Corp.	78	425
		9,304
Multiline Retail - 0.9%
Big Lots, Inc.	38	1,792
Dollar General Corp.	34	6,864
Dollar Tree, Inc.*	54	5,199
Kohl's Corp.	125	2,670
Macy's, Inc.(b)	456	3,178
Nordstrom, Inc.	72	1,152
Target Corp.	155	23,437
		44,292
Multi-Utilities - 1.1%
Ameren Corp.	54	4,272
Avista Corp.	17	627
Black Hills Corp.	11	617
CenterPoint Energy, Inc.	177	3,552
CMS Energy Corp.	57	3,448
Consolidated Edison, Inc.	99	7,063
Dominion Energy, Inc.	148	11,609
DTE Energy Co.	44	5,222
MDU Resources Group, Inc.	49	1,157
NiSource, Inc.	84	1,861
NorthWestern Corp.	10	516
Public Service Enterprise Group, Inc.	137	7,157
Sempra Energy	51	6,306
WEC Energy Group, Inc.	52	4,892
		58,299
Oil, Gas & Consumable Fuels - 5.6%
Antero Resources Corp.*	1,514	4,875
Apache Corp.	110	1,628
Cabot Oil & Gas Corp.	64	1,214
Cheniere Energy, Inc.*	18	937
Chevron Corp.	752	63,115
Cimarex Energy Co.	22	611
CNX Resources Corp.*	160	1,754
Concho Resources, Inc.	67	3,483
ConocoPhillips	366	13,868
Continental Resources, Inc.(b)	28	481
Cosan Ltd., Class A	44	799
Delek US Holdings, Inc.	50	787
Devon Energy Corp.	176	1,913
Diamondback Energy, Inc.	31	1,208
EOG Resources, Inc.	111	5,033
EQT Corp.	353	5,602
Exxon Mobil Corp.	2,105	84,073
Gulfport Energy Corp.*	730	515
Hess Corp.	56	2,578
HollyFrontier Corp.	95	2,268
Kinder Morgan, Inc.	627	8,665
Marathon Oil Corp.	501	2,645
Marathon Petroleum Corp.	343	12,163
Murphy Oil Corp.	105	1,443
Noble Energy, Inc.	203	2,020
Oasis Petroleum, Inc.*(b)	760	422
Occidental Petroleum Corp.	360	4,586
ONEOK, Inc.	72	1,979
Parsley Energy, Inc., Class A	67	720
PBF Energy, Inc., Class A	127	1,087
PDC Energy, Inc.*	37	560
Peabody Energy Corp.	147	384
Phillips 66	243	14,208
Pioneer Natural Resources Co.	25	2,598
QEP Resources, Inc.	301	391
Range Resources Corp.	317	2,365
SM Energy Co.	142	345
Southwestern Energy Co.*	588	1,635
Targa Resources Corp.	95	1,616
Valero Energy Corp.	263	13,831
Whiting Petroleum Corp.*(b)	484	387
Williams Cos., Inc. (The)	436	9,051
World Fuel Services Corp.	47	1,241
WPX Energy, Inc.*	145	806
		281,890
Paper & Forest Products - 0.1%
Boise Cascade Co.	15	687
Domtar Corp.	45	1,283
Louisiana-Pacific Corp.	24	791
		2,761
Personal Products - 0.1%
Coty, Inc., Class A	100	358
Edgewell Personal Care Co.*	20	574
Estee Lauder Cos., Inc. (The), Class A	13	2,882
Nu Skin Enterprises, Inc., Class A	28	1,324
		5,138
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	233	14,493
Catalent, Inc.*	13	1,202
Elanco Animal Health, Inc.*	48	1,395
Eli Lilly and Co.	87	12,910

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Jazz Pharmaceuticals plc*	10	1,344
Johnson & Johnson	413	63,358
Mallinckrodt plc*(b)	276	436
Merck & Co., Inc.	402	34,278
Mylan NV*	287	4,701
Perrigo Co. plc	29	1,517
Pfizer, Inc.	1,454	54,947
Zoetis, Inc.	18	2,882
		193,463
Professional Services - 0.3%
ASGN, Inc.*	12	861
CoreLogic, Inc.	12	797
CoStar Group, Inc.*	1	849
Equifax, Inc.	12	2,019
FTI Consulting, Inc.*	8	918
IHS Markit Ltd.	30	2,398
ManpowerGroup, Inc.	39	2,859
Nielsen Holdings plc	155	2,368
Robert Half International, Inc.	25	1,330
TransUnion	9	781
Verisk Analytics, Inc.	9	1,680
		16,860
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	67	3,151
Howard Hughes Corp. (The)*	8	473
Jones Lang LaSalle, Inc.	12	1,236
Realogy Holdings Corp.*	110	1,219
		6,079
Road & Rail - 1.0%
AMERCO	3	1,065
Avis Budget Group, Inc.*	64	2,183
CSX Corp.	105	8,028
JB Hunt Transport Services, Inc.	14	1,968
Kansas City Southern	12	2,185
Knight-Swift Transportation Holdings, Inc.	29	1,318
Landstar System, Inc.	8	1,065
Norfolk Southern Corp.	42	8,926
Old Dominion Freight Line, Inc.	7	1,415
Ryder System, Inc.	61	2,495
Uber Technologies, Inc.*	26	874
Union Pacific Corp.	103	19,821
		51,343
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.*	19	1,726
Analog Devices, Inc.	40	4,675
Applied Materials, Inc.	98	6,037
Broadcom, Inc.	40	13,886
Cree, Inc.*	14	883
First Solar, Inc.*	26	1,991
Intel Corp.	797	40,607
KLA Corp.	27	5,539
Lam Research Corp.	11	3,700
Marvell Technology Group Ltd.	78	3,025
Maxim Integrated Products, Inc.	36	2,464
Microchip Technology, Inc.	27	2,962
Micron Technology, Inc.*	293	13,334
MKS Instruments, Inc.	8	956
NVIDIA Corp.	14	7,490
NXP Semiconductors NV	36	4,527
ON Semiconductor Corp.*	93	1,987
Qorvo, Inc.*	19	2,437
QUALCOMM, Inc.	199	23,701
Skyworks Solutions, Inc.	22	3,187
Teradyne, Inc.	12	1,020
Texas Instruments, Inc.	105	14,926
Xilinx, Inc.	27	2,812
		163,872
Software - 3.1%
Adobe, Inc.*	11	5,647
ANSYS, Inc.*	5	1,695
Avaya Holdings Corp.*	70	1,086
Cadence Design Systems, Inc.*	11	1,220
CDK Global, Inc.	12	559
Check Point Software Technologies Ltd.*	11	1,389
Citrix Systems, Inc.	8	1,162
Intuit, Inc.	10	3,454
Microsoft Corp.	463	104,420
NortonLifeLock, Inc.	199	4,681
Nuance Communications, Inc.*	25	749
Oracle Corp.	311	17,795
salesforce.com, Inc.*	26	7,089
SS&C Technologies Holdings, Inc.	19	1,211
Synopsys, Inc.*	10	2,213
Teradata Corp.*	25	609
		154,979
Specialty Retail - 2.8%
Aaron's, Inc.	18	1,006
Abercrombie & Fitch Co., Class A	55	716
Advance Auto Parts, Inc.	14	2,188
American Eagle Outfitters, Inc.	73	921
Asbury Automotive Group, Inc.*	12	1,269
AutoNation, Inc.*	54	3,070
AutoZone, Inc.*	4	4,785
Bed Bath & Beyond, Inc.*(b)	208	2,533
Best Buy Co., Inc.	76	8,429
Burlington Stores, Inc.*	6	1,182
CarMax, Inc.*	40	4,277
Designer Brands, Inc., Class A	44	310
Dick's Sporting Goods, Inc.	30	1,624
Foot Locker, Inc.	57	1,729
GameStop Corp., Class A*(b)	504	3,367
Gap, Inc. (The)	164	2,852
Group 1 Automotive, Inc.	13	1,124
Home Depot, Inc. (The)	130	37,055
L Brands, Inc.	195	5,733
Lithia Motors, Inc., Class A	11	2,739
Lowe's Cos., Inc.	126	20,751
Michaels Cos., Inc. (The)*	158	1,778
Murphy USA, Inc.*	20	2,697
ODP Corp. (The)	69	1,613
O'Reilly Automotive, Inc.*	8	3,725
Penske Automotive Group, Inc.	26	1,226
Ross Stores, Inc.*	32	2,915
Sally Beauty Holdings, Inc.*	80	893
Signet Jewelers Ltd.	48	829
Sonic Automotive, Inc., Class A	25	1,057
Tiffany & Co.	17	2,082
TJX Cos., Inc. (The)	152	8,328
Tractor Supply Co.	19	2,828
Ulta Beauty, Inc.*	8	1,857
Urban Outfitters, Inc.*	26	612
Williams-Sonoma, Inc.	24	2,106
		142,206

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	1,684	217,303
Dell Technologies, Inc., Class C*	59	3,899
Hewlett Packard Enterprise Co.	746	7,214
HP, Inc.	419	8,191
NCR Corp.*	50	1,022
NetApp, Inc.	45	2,133
Seagate Technology plc	99	4,751
Western Digital Corp.	109	4,188
Xerox Holdings Corp.	69	1,301
		250,002
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	70	1,109
Carter's, Inc.	10	796
Deckers Outdoor Corp.*	4	815
G-III Apparel Group Ltd.*	25	276
Hanesbrands, Inc.	129	1,972
Kontoor Brands, Inc.(b)	17	376
Lululemon Athletica, Inc.*	5	1,878
NIKE, Inc., Class B	95	10,630
PVH Corp.	30	1,673
Ralph Lauren Corp.	12	826
Skechers USA, Inc., Class A*	27	806
Tapestry, Inc.	108	1,591
Under Armour, Inc., Class A*	35	343
Under Armour, Inc., Class C*	36	319
VF Corp.	45	2,959
		26,369
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	11	393
MGIC Investment Corp.	94	862
New York Community Bancorp, Inc.	222	2,009
Radian Group, Inc.	39	602
Washington Federal, Inc.	18	422
		4,288
Tobacco - 1.1%
Altria Group, Inc.	571	24,976
Philip Morris International, Inc.	372	29,682
Universal Corp.	12	521
Vector Group Ltd.	49	493
		55,672
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	61	1,804
Air Lease Corp.	27	839
Applied Industrial Technologies, Inc.	11	662
Beacon Roofing Supply, Inc.*	30	1,017
Fastenal Co.	66	3,225
GATX Corp.	12	802
HD Supply Holdings, Inc.*	37	1,467
MRC Global, Inc.*	82	467
MSC Industrial Direct Co., Inc., Class A	13	857
Rush Enterprises, Inc., Class A	13	628
Triton International Ltd.	21	757
United Rentals, Inc.*	29	5,134
Univar Solutions, Inc.*	82	1,492
Watsco, Inc.	8	1,960
WESCO International, Inc.*	40	1,874
WW Grainger, Inc.	9	3,289
		26,274
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	37	1,037

Water Utilities - 0.1%
American Water Works Co., Inc.	24	3,392
Essential Utilities, Inc.	21	893
		4,285
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	76	1,758
T-Mobile US, Inc.*	89	10,384
		12,142
TOTAL COMMON STOCKS (Cost $3,606,544)		4,946,675

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(c)

Oil, Gas & Consumable Fuels - 0.0%(c)
Occidental Petroleum Corp., expiring 8/3/2027* (Cost $233)	47	139

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $10,174)	10,174	10,174

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 44.0%

REPURCHASE AGREEMENTS(e) - 44.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,229,709 (Cost $2,229,705)	2,229,705	2,229,705

Total Investments - 141.9% (Cost $5,846,656)		7,186,693
Liabilities in excess of other assets - (41.9%)		(2,120,968)
Net Assets - 100.0%		5,065,725

RAFITM Long/Short Schedule of Portfolio Investments August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,548,108.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $11,040, collateralized in the form of cash with a value of $10,174 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,537 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $11,711.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $10,174.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(87,092)	12/7/2020	Goldman Sachs International	(0.31)%	Russell 1000 Total Return Index	(99,544)
217,872	12/7/2020	Goldman Sachs International	0.56%	FTSE RAFI US 1000 Total Return Index	34,002
(5,194,274)	3/8/2021	Societe Generale	0.14%	Russell 1000 Total Return Index	(2,391,865)
60,319	1/6/2021	Societe Generale	0.36%	FTSE RAFI US 1000 Total Return Index	265,962
(5,003,175)					(2,191,445)
				Total Unrealized Appreciation	299,964
				Total Unrealized Depreciation	(2,491,409)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Russell 2000 Dividend Growers ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Banks - 21.4%
Atlantic Union Bankshares Corp.	324,864	7,556,337
BancFirst Corp.	192,886	8,486,984
Bar Harbor Bankshares	388,883	7,878,770
Bryn Mawr Bank Corp.	279,782	7,593,283
Columbia Banking System, Inc.	279,140	7,790,797
Community Bank System, Inc.	131,803	7,930,586
First Financial Corp.	212,603	7,311,417
First of Long Island Corp. (The)	484,638	7,446,463
Heritage Financial Corp.	416,299	8,301,002
International Bancshares Corp.	253,296	7,999,088
Southside Bancshares, Inc.	269,829	7,435,138
Stock Yards Bancorp, Inc.	215,323	9,243,816
Tompkins Financial Corp.	117,903	7,802,821
United Bankshares, Inc.	277,176	7,245,381
Washington Trust Bancorp, Inc.	234,757	7,836,189
WesBanco, Inc.	357,304	7,939,295
		125,797,367
Chemicals - 7.2%
Balchem Corp.	81,777	7,989,613
HB Fuller Co.	185,942	8,956,826
Quaker Chemical Corp.	42,696	8,112,240
Sensient Technologies Corp.	149,039	8,229,934
Stepan Co.	78,543	9,055,222
		42,343,835
Commercial Services & Supplies - 8.3%
ABM Industries, Inc.	235,266	8,973,045
Brady Corp., Class A	155,362	7,284,924
Healthcare Services Group, Inc.	307,036	6,386,349
HNI Corp.	268,170	8,541,214
Matthews International Corp., Class A	384,464	8,419,762
McGrath RentCorp	135,530	8,993,771
		48,599,065
Electric Utilities - 2.3%
ALLETE, Inc.	128,879	6,954,311
Portland General Electric Co.	166,695	6,359,414
		13,313,725
Electronic Equipment, Instruments & Components - 1.3%
Badger Meter, Inc.	120,911	7,459,000

Equity Real Estate Investment Trusts (REITs) - 2.3%
National Health Investors, Inc.	125,671	7,823,020
Universal Health Realty Income Trust	81,539	5,440,282
		13,263,302
Food & Staples Retailing - 1.6%
Andersons, Inc. (The)	540,255	9,578,721

Food Products - 5.4%
Calavo Growers, Inc.	129,207	8,200,768
J & J Snack Foods Corp.	58,698	7,979,993
Lancaster Colony Corp.	48,020	8,534,115
Tootsie Roll Industries, Inc.	217,322	6,952,131
		31,667,007
Gas Utilities - 7.0%
Chesapeake Utilities Corp.	90,234	7,381,141
New Jersey Resources Corp.	235,343	7,093,238
Northwest Natural Holding Co.	130,207	6,654,880
South Jersey Industries, Inc.	296,851	6,575,249
Southwest Gas Holdings, Inc.	111,387	7,002,901
Spire, Inc.	109,990	6,402,518
		41,109,927
Health Care Equipment & Supplies - 1.2%
Atrion Corp.	11,429	7,219,928

Health Care Providers & Services - 3.0%
Ensign Group, Inc. (The)	177,168	10,371,415
National HealthCare Corp.	118,777	7,566,095
		17,937,510
Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	55,309	9,665,801

Household Products - 1.4%
WD-40 Co.	39,175	8,006,586

Insurance - 1.4%
Horace Mann Educators Corp.	204,662	7,994,098

Internet & Direct Marketing Retail - 1.3%
PetMed Express, Inc.(a)	219,698	7,636,702

IT Services - 1.2%
Cass Information Systems, Inc.	186,161	7,290,065

Machinery - 8.5%
Douglas Dynamics, Inc.	205,674	7,895,825
Franklin Electric Co., Inc.	147,186	8,736,961
Gorman-Rupp Co. (The)	246,502	7,875,739
Hillenbrand, Inc.	283,824	9,000,059
Lindsay Corp.	83,270	8,321,171
Standex International Corp.	136,287	7,882,840
		49,712,595
Multi-Utilities - 3.7%
Avista Corp.	203,917	7,516,381
Black Hills Corp.	130,955	7,343,956
NorthWestern Corp.	133,836	6,911,291
		21,771,628
Professional Services - 1.5%
Insperity, Inc.	132,289	8,912,310

Specialty Retail - 4.1%
Aaron's, Inc.	170,810	9,546,571
Lithia Motors, Inc., Class A	58,275	14,508,144
		24,054,715
Thrifts & Mortgage Finance - 2.5%
Northwest Bancshares, Inc.	735,112	7,431,982
Provident Financial Services, Inc.	562,732	7,416,808
		14,848,790
Tobacco - 1.3%
Universal Corp.	174,293	7,566,059

Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	125,211	7,538,954
GATX Corp.	121,608	8,133,143
		15,672,097
Water Utilities - 7.6%
American States Water Co.	97,249	7,398,704
Artesian Resources Corp., Class A	216,770	7,628,136
California Water Service Group	161,906	7,340,818
Middlesex Water Co.	109,335	7,011,654
SJW Group	118,483	7,408,742

Russell 2000 Dividend Growers ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
York Water Co. (The)	170,081	7,757,394
		44,545,448
TOTAL COMMON STOCKS (Cost $590,913,804)		585,966,281

SECURITIES LENDING REINVESTMENTS(b) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $2,216,620)	2,216,620	2,216,620

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $700,070 (Cost $700,069)	700,069	700,069

Total Investments - 100.3% (Cost $593,830,493)		588,882,970
Liabilities in excess of other assets - (0.3%)		(1,496,084)
Net Assets - 100.0%		587,386,886

(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $2,672,175, collateralized in the form of cash with a value of $2,216,620 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $527,664 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.63%, and maturity dates ranging from October 8, 2020 – May 15, 2048; a total value of $2,744,284.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $2,216,620.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 2.6%
Commerce Bancshares, Inc.	5,193	309,347
United Bankshares, Inc.	11,788	308,138
		617,485
Beverages - 4.4%
Brown-Forman Corp., Class B	4,849	354,802
Coca-Cola Co. (The)	6,940	343,738
PepsiCo, Inc.	2,453	343,567
		1,042,107
Capital Markets - 4.2%
Eaton Vance Corp.	8,018	328,898
Franklin Resources, Inc.	14,520	305,791
S&P Global, Inc.	999	366,054
		1,000,743
Chemicals - 9.6%
Air Products and Chemicals, Inc.	1,346	393,382
HB Fuller Co.	7,908	380,929
PPG Industries, Inc.	3,113	374,805
RPM International, Inc.	4,312	365,528
Sherwin-Williams Co. (The)	578	387,867
Stepan Co.	3,341	385,184
		2,287,695
Commercial Services & Supplies - 6.0%
ABM Industries, Inc.	10,007	381,667
Brady Corp., Class A	6,608	309,849
Cintas Corp.	1,189	396,222
MSA Safety, Inc.	2,811	354,046
		1,441,784
Containers & Packaging - 1.4%
Sonoco Products Co.	6,360	337,271

Distributors - 1.5%
Genuine Parts Co.	3,697	349,145

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	10,374	309,249

Electric Utilities - 1.4%
MGE Energy, Inc.	4,977	323,455

Electrical Equipment - 1.5%
Emerson Electric Co.	5,158	358,326

Equity Real Estate Investment Trusts (REITs) - 1.2%
Federal Realty Investment Trust	3,498	277,181

Food & Staples Retailing - 4.2%
Sysco Corp.	5,832	350,736
Walgreens Boots Alliance, Inc.	7,643	290,587
Walmart, Inc.	2,689	373,368
		1,014,691
Food Products - 5.7%
Archer-Daniels-Midland Co.	8,024	359,154
Hormel Foods Corp.	6,780	345,644
Lancaster Colony Corp.	2,042	362,904
Tootsie Roll Industries, Inc.	9,244	295,716
		1,363,418
Gas Utilities - 2.6%
National Fuel Gas Co.	7,632	348,325
Northwest Natural Holding Co.	5,538	283,047
		631,372
Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	3,555	389,166
Becton Dickinson and Co.	1,370	332,595
Medtronic plc	3,395	364,860
		1,086,621
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	1,673	357,219

Household Durables - 1.7%
Leggett & Platt, Inc.	9,641	395,281

Household Products - 6.0%
Clorox Co. (The)	1,543	344,861
Colgate-Palmolive Co.	4,347	344,543
Kimberly-Clark Corp.	2,328	367,265
Procter & Gamble Co. (The)	2,738	378,748
		1,435,417
Industrial Conglomerates - 2.8%
3M Co.	2,043	333,050
Carlisle Cos., Inc.	2,553	334,315
		667,365
Insurance - 5.9%
Aflac, Inc.	8,635	313,623
Cincinnati Financial Corp.	5,185	411,741
Old Republic International Corp.	19,257	310,230
RLI Corp.	3,970	372,347
		1,407,941
IT Services - 1.2%
Automatic Data Processing, Inc.	2,153	299,461

Machinery - 8.9%
Dover Corp.	3,275	359,726
Gorman-Rupp Co. (The)	10,484	334,964
Illinois Tool Works, Inc.	1,919	379,098
Nordson Corp.	1,704	317,779
Stanley Black & Decker, Inc.	2,414	389,378
Tennant Co.	5,038	334,876
		2,115,821
Metals & Mining - 1.5%
Nucor Corp.	7,680	349,133

Multiline Retail - 1.7%
Target Corp.	2,708	409,477

Multi-Utilities - 2.6%
Black Hills Corp.	5,569	312,310
Consolidated Edison, Inc.	4,198	299,485
		611,795
Oil, Gas & Consumable Fuels - 1.1%
Exxon Mobil Corp.	6,708	267,917

Pharmaceuticals - 1.4%
Johnson & Johnson	2,226	341,491

Specialty Retail - 1.7%
Lowe's Cos., Inc.	2,510	413,371

Tobacco - 1.3%
Universal Corp.	7,413	321,798

Russell U.S. Dividend Growers ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.6%
WW Grainger, Inc.	1,042	380,778

Water Utilities - 5.2%
American States Water Co.	4,137	314,743
California Water Service Group	6,886	312,211
Middlesex Water Co.	4,651	298,269
SJW Group	5,040	315,151
		1,240,374
Wireless Telecommunication Services - 1.5%
Telephone and Data Systems, Inc.	15,703	363,210

TOTAL COMMON STOCKS (Cost $24,186,655)		23,818,392

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $20,215 (Cost $20,215)	20,215	20,215

Total Investments - 99.8% (Cost $24,206,870)		23,838,607
Other assets less liabilities - 0.2%		51,346
Net Assets - 100.0%		23,889,953

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.4%

Aerospace & Defense - 4.4%
Boeing Co. (The)
2.70%, 2/1/2027	115,000	111,675
3.20%, 3/1/2029	234,000	232,206
5.15%, 5/1/2030	200,000	224,135
5.71%, 5/1/2040	200,000	232,268
General Dynamics Corp.
4.25%, 4/1/2040	150,000	189,438
Lockheed Martin Corp.
3.55%, 1/15/2026	150,000	171,627
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	226,392
Raytheon Technologies Corp.
4.50%, 6/1/2042	100,000	127,136
4.63%, 11/16/2048	150,000	197,627
		1,712,504
Air Freight & Logistics - 0.3%
FedEx Corp.
4.05%, 2/15/2048	100,000	112,117

Airlines - 0.4%
Southwest Airlines Co.
4.75%, 5/4/2023	156,000	166,204

Automobiles - 1.0%
General Motors Co.
4.88%, 10/2/2023	200,000	218,464
6.80%, 10/1/2027	150,000	183,401
		401,865
Banks - 9.1%
Bank of America Corp.
3.30%, 1/11/2023	115,000	122,691
4.00%, 4/1/2024	100,000	111,633
Series L, 3.95%, 4/21/2025	150,000	168,514
3.25%, 10/21/2027	100,000	111,349
Citigroup, Inc.
2.70%, 10/27/2022	150,000	156,917
3.20%, 10/21/2026	100,000	111,435
JPMorgan Chase & Co.
2.70%, 5/18/2023	250,000	264,125
3.88%, 9/10/2024	150,000	167,189
3.90%, 7/15/2025	154,000	175,169
2.95%, 10/1/2026	202,000	223,842
PNC Bank NA
2.70%, 10/22/2029	150,000	162,624
Truist Bank
1.50%, 3/10/2025	150,000	155,559
2.25%, 3/11/2030	150,000	155,924
US Bancorp
3.00%, 7/30/2029	138,000	152,908
Wells Fargo & Co.
2.63%, 7/22/2022	100,000	104,034
3.30%, 9/9/2024	318,000	348,662
3.55%, 9/29/2025	168,000	188,129
3.00%, 4/22/2026	200,000	219,196
3.00%, 10/23/2026	250,000	275,346
Wells Fargo Bank NA
3.63%, 10/22/2021	180,000	186,469
		3,561,715
Beverages - 1.4%
Coca-Cola Co. (The)
2.95%, 3/25/2025	100,000	110,370
1.45%, 6/1/2027	150,000	155,214
PepsiCo, Inc.
3.50%, 3/19/2040	250,000	294,845
		560,429
Biotechnology - 3.5%
AbbVie, Inc.
3.38%, 11/14/2021	130,000	134,607
2.90%, 11/6/2022	150,000	157,744
3.20%, 5/14/2026	200,000	222,546
4.45%, 5/14/2046	140,000	169,564
Amgen, Inc.
2.65%, 5/11/2022	200,000	207,303
2.20%, 2/21/2027	135,000	143,296
Biogen, Inc.
3.15%, 5/1/2050	150,000	152,657
Gilead Sciences, Inc.
4.75%, 3/1/2046	150,000	200,757
		1,388,474
Capital Markets - 7.3%
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	150,000	156,501
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	260,000	279,117
4.00%, 3/3/2024	105,000	116,350
3.50%, 11/16/2026	100,000	111,565
3.85%, 1/26/2027	250,000	284,895
3.80%, 3/15/2030	150,000	174,778
6.75%, 10/1/2037	200,000	291,836
5.15%, 5/22/2045	100,000	133,042
Intercontinental Exchange, Inc.
2.65%, 9/15/2040	230,000	233,780
Morgan Stanley
2.75%, 5/19/2022	250,000	259,640
3.13%, 1/23/2023	200,000	212,076
4.10%, 5/22/2023	120,000	130,469
Series F, 3.88%, 4/29/2024	100,000	111,239
5.00%, 11/24/2025	100,000	117,683
3.13%, 7/27/2026	100,000	111,558
3.63%, 1/20/2027	25,000	28,560
4.30%, 1/27/2045	100,000	130,376
		2,883,465
Chemicals - 1.2%
DuPont de Nemours, Inc.
4.49%, 11/15/2025	146,000	169,930
4.73%, 11/15/2028	150,000	182,202
LYB International Finance III LLC
4.20%, 5/1/2050	100,000	109,629
		461,761
Consumer Finance - 2.4%
American Express Co.
3.70%, 11/5/2021	210,000	217,984
3.40%, 2/27/2023	100,000	106,965
Capital One Financial Corp.
3.30%, 10/30/2024	100,000	108,855
3.80%, 1/31/2028	100,000	111,691

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
3.45%, 1/14/2022	100,000	102,594
2.75%, 6/20/2025	232,000	239,678
Synchrony Financial
4.25%, 8/15/2024	66,000	70,881
		958,648
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	105,760
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	150,000	159,182
4.42%, 11/15/2035	200,000	206,617
		471,559
Diversified Telecommunication Services - 7.8%
AT&T, Inc.
3.00%, 6/30/2022	150,000	156,579
3.40%, 5/15/2025	380,000	422,866
5.25%, 3/1/2037	400,000	505,485
4.80%, 6/15/2044	150,000	181,002
4.35%, 6/15/2045	150,000	171,991
4.55%, 3/9/2049	150,000	177,100
3.50%, 2/1/2061	150,000	149,127
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	224,888
3.00%, 3/22/2027	260,000	290,476
5.25%, 3/16/2037	300,000	407,525
4.81%, 3/15/2039	120,000	158,635
4.86%, 8/21/2046	150,000	202,526
4.52%, 9/15/2048	23,000	30,246
		3,078,446
Electric Utilities - 1.4%
Duke Energy Corp.
2.65%, 9/1/2026	100,000	109,124
Florida Power & Light Co.
2.85%, 4/1/2025	146,000	160,321
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	140,000	156,437
Southern Co. (The)
3.25%, 7/1/2026	110,000	123,429
		549,311
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	100,000	109,127
Halliburton Co.
5.00%, 11/15/2045	100,000	110,033
		219,160
Entertainment - 1.5%
Walt Disney Co. (The)
2.65%, 1/13/2031	150,000	162,541
2.75%, 9/1/2049	150,000	147,967
3.80%, 5/13/2060	250,000	293,626
		604,134
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.
3.80%, 8/15/2029	100,000	115,677
Equinix, Inc.
2.15%, 7/15/2030	156,000	159,959
Simon Property Group LP
3.80%, 7/15/2050	170,000	176,569
		452,205
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.
1.60%, 4/20/2030	150,000	152,831
Sysco Corp.
6.60%, 4/1/2050	120,000	166,279
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	142,936
Walmart, Inc.
3.55%, 6/26/2025	465,000	529,999
		992,045
Food Products - 0.8%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	116,866
Conagra Brands, Inc.
5.40%, 11/1/2048	150,000	206,886
		323,752
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories
4.90%, 11/30/2046	110,000	157,783
Medtronic, Inc.
4.63%, 3/15/2045	150,000	206,913
		364,696
Health Care Providers & Services - 5.4%
Anthem, Inc.
3.65%, 12/1/2027	120,000	137,807
Cigna Corp.
4.38%, 10/15/2028	250,000	299,465
3.40%, 3/15/2050	150,000	161,477
CVS Health Corp.
3.50%, 7/20/2022	20,000	21,081
3.70%, 3/9/2023	170,000	183,032
4.10%, 3/25/2025	160,000	182,457
3.63%, 4/1/2027	250,000	283,586
3.75%, 4/1/2030	300,000	346,780
5.05%, 3/25/2048	50,000	65,200
4.25%, 4/1/2050	150,000	179,088
UnitedHealth Group, Inc.
3.88%, 12/15/2028	100,000	119,490
3.88%, 8/15/2059	115,000	144,020
		2,123,483
Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp.
3.90%, 8/8/2029	150,000	151,730
Marriott International, Inc.
Series GG, 3.50%, 10/15/2032	150,000	151,053
McDonald's Corp.
3.30%, 7/1/2025	190,000	212,453
Starbucks Corp.
2.25%, 3/12/2030	150,000	155,137
		670,373
Household Products - 0.5%
Procter & Gamble Co. (The)
3.55%, 3/25/2040	150,000	183,726

Industrial Conglomerates - 1.1%
General Electric Co.
6.88%, 1/10/2039	150,000	191,157
4.35%, 5/1/2050	150,000	152,272

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Honeywell International, Inc.
1.85%, 11/1/2021	100,000	101,665
		445,094
Insurance - 1.7%
American International Group, Inc.
4.75%, 4/1/2048	150,000	183,572
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	240,000	312,067
Prudential Financial, Inc.
3.70%, 3/13/2051	150,000	169,081
		664,720
Interactive Media & Services - 0.8%
Alphabet, Inc.
2.00%, 8/15/2026	150,000	161,195
0.80%, 8/15/2027	150,000	149,958
		311,153
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc.
0.40%, 6/3/2023	250,000	250,902
3.88%, 8/22/2037	150,000	187,546
Booking Holdings, Inc.
4.63%, 4/13/2030	100,000	120,834
		559,282
IT Services - 4.5%
Fiserv, Inc.
4.40%, 7/1/2049	150,000	188,597
International Business Machines Corp.
3.50%, 5/15/2029	250,000	290,171
4.25%, 5/15/2049	135,000	171,526
Mastercard, Inc.
2.95%, 6/1/2029	300,000	339,885
PayPal Holdings, Inc.
2.40%, 10/1/2024	150,000	160,066
1.65%, 6/1/2025	124,000	129,038
Visa, Inc.
3.15%, 12/14/2025	150,000	168,641
2.70%, 4/15/2040	150,000	162,025
2.00%, 8/15/2050	150,000	140,995
		1,750,944
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	150,000	159,290

Machinery - 0.4%
Caterpillar, Inc.
3.25%, 4/9/2050	120,000	135,956

Media - 4.5%
Comcast Corp.
3.00%, 2/1/2024	300,000	324,329
3.95%, 10/15/2025	118,000	136,085
3.15%, 2/15/2028	100,000	113,397
3.75%, 4/1/2040	150,000	177,670
4.00%, 3/1/2048	100,000	121,243
4.70%, 10/15/2048	220,000	295,893
2.65%, 8/15/2062	150,000	144,912
Discovery Communications LLC
4.13%, 5/15/2029	155,000	177,345
ViacomCBS, Inc.
4.20%, 5/19/2032	160,000	182,149
4.38%, 3/15/2043	100,000	106,617
		1,779,640
Multiline Retail - 0.7%
Dollar Tree, Inc.
3.70%, 5/15/2023	100,000	107,786
Target Corp.
2.65%, 9/15/2030	150,000	166,878
		274,664
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.
3.19%, 6/24/2023	100,000	107,143
2.24%, 5/11/2030	60,000	64,072
Chevron USA, Inc.
2.34%, 8/12/2050	180,000	171,625
ConocoPhillips
6.50%, 2/1/2039	100,000	151,456
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	276,271
4.33%, 3/19/2050	150,000	192,322
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	115,858
5.20%, 3/1/2048	100,000	122,759
Marathon Petroleum Corp.
4.70%, 5/1/2025	250,000	285,171
Phillips 66
4.88%, 11/15/2044	100,000	121,867
Williams Cos., Inc. (The)
3.75%, 6/15/2027	174,000	192,244
5.10%, 9/15/2045	10,000	11,695
		1,812,483
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	188,000	250,186
Eli Lilly and Co.
3.38%, 3/15/2029	200,000	233,046
Johnson & Johnson
3.70%, 3/1/2046	100,000	124,375
2.45%, 9/1/2060	160,000	157,403
Merck & Co., Inc.
2.75%, 2/10/2025	120,000	130,951
Mylan NV
3.95%, 6/15/2026	20,000	22,652
5.25%, 6/15/2046	130,000	163,124
Pfizer, Inc.
2.55%, 5/28/2040	250,000	262,368
		1,344,105
Road & Rail - 0.3%
Union Pacific Corp.
3.95%, 9/10/2028	100,000	118,953

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom Corp.
3.50%, 1/15/2028	160,000	173,213
Broadcom, Inc.
5.00%, 4/15/2030	230,000	273,850
Intel Corp.
3.10%, 2/15/2060	194,000	207,786
4.95%, 3/25/2060	210,000	302,542
Lam Research Corp.
2.88%, 6/15/2050	194,000	205,078

S&P 500® Bond ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Micron Technology, Inc.
4.66%, 2/15/2030	100,000	116,572
NVIDIA Corp.
2.85%, 4/1/2030	200,000	222,975
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	169,476
		1,671,492
Software - 5.9%
Microsoft Corp.
2.38%, 2/12/2022	392,000	403,708
3.50%, 2/12/2035	188,000	231,997
4.25%, 2/6/2047	150,000	202,351
2.68%, 6/1/2060	196,000	206,169
Oracle Corp.
2.40%, 9/15/2023	248,000	262,058
2.65%, 7/15/2026	148,000	162,339
2.95%, 4/1/2030	150,000	167,827
3.80%, 11/15/2037	268,000	310,677
3.60%, 4/1/2040	150,000	169,766
3.60%, 4/1/2050	200,000	222,398
		2,339,290
Specialty Retail - 1.6%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	166,344
Lowe's Cos., Inc.
2.50%, 4/15/2026	184,000	200,118
4.05%, 5/3/2047	100,000	119,453
TJX Cos., Inc. (The)
3.75%, 4/15/2027	106,000	121,984
		607,899
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.
2.40%, 5/3/2023	150,000	158,352
3.00%, 2/9/2024	150,000	162,081
3.25%, 2/23/2026	150,000	169,564
3.35%, 2/9/2027	100,000	114,549
2.90%, 9/12/2027	100,000	112,536
3.45%, 2/9/2045	100,000	116,944
4.65%, 2/23/2046	250,000	343,755
3.75%, 11/13/2047	100,000	121,385
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(a)	20,000	23,121
6.35%, 10/15/2045(a)	100,000	129,007
HP, Inc.
6.00%, 9/15/2041	136,000	167,233
		1,618,527
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc.
3.25%, 3/27/2040	150,000	169,043

Tobacco - 1.8%
Altria Group, Inc.
4.00%, 1/31/2024	300,000	331,698
2.35%, 5/6/2025	230,000	244,234
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	122,230
		698,162
TOTAL CORPORATE BONDS (Cost $36,449,528)		38,700,769

SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENTS(b) - 0.6%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $255,317 (Cost $255,317)	255,317	255,317

Total Investments - 99.0% (Cost $36,704,845)		38,956,086
Other assets less liabilities - 1.0%		402,416
Net Assets - 100.0%		39,358,502

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2020.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 2.9%
General Dynamics Corp.	617,817	92,270,969
Raytheon Technologies Corp.	1,494,534	91,166,574
		183,437,543
Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	1,156,822	102,251,496

Banks - 1.3%
People's United Financial, Inc.	7,730,481	81,788,489

Beverages - 4.7%
Brown-Forman Corp., Class B	1,364,202	99,818,661
Coca-Cola Co. (The)	1,913,089	94,755,298
PepsiCo, Inc.	681,802	95,493,188
		290,067,147
Biotechnology - 1.5%
AbbVie, Inc.	955,262	91,485,442

Building Products - 3.1%
A O Smith Corp.	1,807,945	88,535,067
Carrier Global Corp.	3,490,060	104,178,291
		192,713,358
Capital Markets - 4.6%
Franklin Resources, Inc.	4,503,192	94,837,223
S&P Global, Inc.	265,071	97,127,316
T. Rowe Price Group, Inc.	692,434	96,393,737
		288,358,276
Chemicals - 9.2%
Air Products and Chemicals, Inc.	318,212	93,000,639
Albemarle Corp.	1,065,782	96,996,820
Ecolab, Inc.	441,613	87,033,090
Linde plc	380,080	94,921,179
PPG Industries, Inc.	839,054	101,022,102
Sherwin-Williams Co. (The)	149,619	100,401,830
		573,375,660
Commercial Services & Supplies - 1.6%
Cintas Corp.	306,562	102,158,721

Containers & Packaging - 1.5%
Amcor plc	8,694,072	96,156,436

Distributors - 1.6%
Genuine Parts Co.	1,046,548	98,835,993

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,137,158	93,518,680

Electrical Equipment - 1.6%
Emerson Electric Co.	1,464,105	101,711,374

Equity Real Estate Investment Trusts (REITs) - 4.7%
Essex Property Trust, Inc.	433,239	93,800,576
Federal Realty Investment Trust	1,270,937	100,709,048
Realty Income Corp.	1,615,566	100,213,559
		294,723,183
Food & Staples Retailing - 4.6%
Sysco Corp.	1,688,493	101,545,969
Walgreens Boots Alliance, Inc.	2,289,947	87,063,785
Walmart, Inc.	706,841	98,144,873
		286,754,627
Food Products - 4.7%
Archer-Daniels-Midland Co.	2,203,988	98,650,503
Hormel Foods Corp.	1,845,349	94,075,892
McCormick & Co., Inc. (Non-Voting)	479,359	98,843,826
		291,570,221
Gas Utilities - 1.4%
Atmos Energy Corp.	900,640	89,901,885

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	937,503	102,628,453
Becton Dickinson and Co.	341,191	82,830,939
Medtronic plc	962,801	103,472,224
		288,931,616
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	1,641,870	83,341,321

Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	466,819	99,675,193

Household Durables - 1.7%
Leggett & Platt, Inc.	2,581,849	105,855,809

Household Products - 6.3%
Clorox Co. (The)	408,588	91,319,418
Colgate-Palmolive Co.	1,248,196	98,932,015
Kimberly-Clark Corp.	629,606	99,326,643
Procter & Gamble Co. (The)	736,467	101,875,480
		391,453,556
Industrial Conglomerates - 3.0%
3M Co.	580,368	94,611,591
Roper Technologies, Inc.	223,385	95,427,838
		190,039,429
Insurance - 4.3%
Aflac, Inc.	2,522,863	91,630,384
Chubb Ltd.	687,610	85,951,250
Cincinnati Financial Corp.	1,114,569	88,507,924
		266,089,558
IT Services - 1.4%
Automatic Data Processing, Inc.	637,875	88,722,034

Machinery - 9.4%
Caterpillar, Inc.	674,267	95,954,937
Dover Corp.	879,211	96,572,536
Illinois Tool Works, Inc.	502,008	99,171,680
Otis Worldwide Corp.	1,595,830	100,377,707
Pentair plc	2,188,901	98,806,991
Stanley Black & Decker, Inc.	606,669	97,855,710
		588,739,561
Metals & Mining - 1.6%
Nucor Corp.	2,164,897	98,416,217

Multiline Retail - 1.8%
Target Corp.	749,867	113,387,388

Multi-Utilities - 1.4%
Consolidated Edison, Inc.	1,227,387	87,561,788

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	1,029,246	86,384,617

S&P 500® Dividend Aristocrats ETF
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Exxon Mobil Corp.	2,135,985	85,311,241
		171,695,858
Pharmaceuticals - 1.5%
Johnson & Johnson	626,285	96,078,382

Specialty Retail - 1.7%
Lowe's Cos., Inc.	630,933	103,908,356

Textiles, Apparel & Luxury Goods - 1.6%
VF Corp.	1,548,676	101,825,447

Trading Companies & Distributors - 1.6%
WW Grainger, Inc.	271,732	99,299,025

TOTAL COMMON STOCKS (Cost $5,713,927,218)		6,233,829,069

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $3,419,272 (Cost $3,419,267)	3,419,267	3,419,267

Total Investments - 99.8% (Cost $5,717,346,485)		6,237,248,336
Other assets less liabilities - 0.2%		12,525,242
Net Assets - 100.0%		6,249,773,578

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.6%
Boeing Co. (The)	339	58,247
General Dynamics Corp.	147	21,955
Howmet Aerospace, Inc.	243	4,257
Huntington Ingalls Industries, Inc.	26	3,940
L3Harris Technologies, Inc.	136	24,581
Lockheed Martin Corp.	155	60,490
Northrop Grumman Corp.	98	33,576
Raytheon Technologies Corp.	928	56,608
Teledyne Technologies, Inc.*	23	7,213
Textron, Inc.	144	5,678
TransDigm Group, Inc.	32	15,989
		292,534
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	84	8,257
Expeditors International of Washington, Inc.	106	9,369
FedEx Corp.	153	33,636
United Parcel Service, Inc., Class B	444	72,647
		123,909
Airlines - 0.2%
Alaska Air Group, Inc.	78	3,038
American Airlines Group, Inc.(a)	315	4,111
Delta Air Lines, Inc.	359	11,075
Southwest Airlines Co.	339	12,740
United Airlines Holdings, Inc.*	159	5,724
		36,688
Auto Components - 0.1%
Aptiv plc	170	14,640
BorgWarner, Inc.	130	5,277
		19,917
Automobiles - 0.2%
Ford Motor Co.*	2,465	16,811
General Motors Co.	795	23,556
		40,367
Banks - 3.4%
Bank of America Corp.	4,928	126,847
Citigroup, Inc.	1,314	67,172
Citizens Financial Group, Inc.	270	6,985
Comerica, Inc.	87	3,439
Fifth Third Bancorp	450	9,297
First Republic Bank	107	12,081
Huntington Bancshares, Inc.	641	6,032
JPMorgan Chase & Co.	1,923	192,665
KeyCorp	616	7,589
M&T Bank Corp.	82	8,467
People's United Financial, Inc.	269	2,846
PNC Financial Services Group, Inc. (The)	269	29,913
Regions Financial Corp.	603	6,971
SVB Financial Group*	33	8,428
Truist Financial Corp.	851	33,027
US Bancorp	865	31,486
Wells Fargo & Co.	2,356	56,897
Zions Bancorp NA	104	3,345
		613,487
Beverages - 1.7%
Brown-Forman Corp., Class B	115	8,414
Coca-Cola Co. (The)	2,439	120,804
Constellation Brands, Inc., Class A	105	19,370
Molson Coors Beverage Co., Class B	119	4,479
Monster Beverage Corp.*	236	19,791
PepsiCo, Inc.	876	122,693
		295,551
Biotechnology - 2.2%
AbbVie, Inc.	1,113	106,592
Alexion Pharmaceuticals, Inc.*	139	15,876
Amgen, Inc.	371	93,982
Biogen, Inc.*	104	29,914
Gilead Sciences, Inc.	791	52,799
Incyte Corp.*	114	10,984
Regeneron Pharmaceuticals, Inc.*	63	39,056
Vertex Pharmaceuticals, Inc.*	164	45,776
		394,979
Building Products - 0.5%
A O Smith Corp.	85	4,163
Allegion plc	59	6,100
Carrier Global Corp.	514	15,343
Fortune Brands Home & Security, Inc.	88	7,399
Johnson Controls International plc	469	19,102
Masco Corp.	167	9,736
Trane Technologies plc	152	17,995
		79,838
Capital Markets - 2.6%
Ameriprise Financial, Inc.	78	12,230
Bank of New York Mellon Corp. (The)	508	18,786
BlackRock, Inc.	98	58,231
Cboe Global Markets, Inc.	69	6,333
Charles Schwab Corp. (The)	723	25,688
CME Group, Inc.	226	39,747
E*TRADE Financial Corp.	139	7,520
Franklin Resources, Inc.	176	3,706
Goldman Sachs Group, Inc. (The)	196	40,154
Intercontinental Exchange, Inc.	345	36,649
Invesco Ltd.	238	2,428
MarketAxess Holdings, Inc.	24	11,663
Moody's Corp.	102	30,053
Morgan Stanley	756	39,509
MSCI, Inc.	54	20,157
Nasdaq, Inc.	73	9,813
Northern Trust Corp.	130	10,646
Raymond James Financial, Inc.	78	5,906
S&P Global, Inc.	153	56,062
State Street Corp.	223	15,184
T. Rowe Price Group, Inc.	144	20,046
		470,511
Chemicals - 1.8%
Air Products and Chemicals, Inc.	139	40,624
Albemarle Corp.	67	6,098
Celanese Corp.	75	7,586
CF Industries Holdings, Inc.	134	4,373
Corteva, Inc.	473	13,504
Dow, Inc.	467	21,071
DuPont de Nemours, Inc.	463	25,817
Eastman Chemical Co.	85	6,214
Ecolab, Inc.	155	30,547
FMC Corp.	83	8,869
International Flavors & Fragrances, Inc.	67	8,294
Linde plc	332	82,914

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	162	10,608
Mosaic Co. (The)	221	4,029
PPG Industries, Inc.	150	18,060
Sherwin-Williams Co. (The)	51	34,224
		322,832
Commercial Services & Supplies - 0.4%
Cintas Corp.	54	17,995
Copart, Inc.*	130	13,432
Republic Services, Inc.	132	12,239
Rollins, Inc.	89	4,907
Waste Management, Inc.	246	28,044
		76,617
Communications Equipment - 0.8%
Arista Networks, Inc.*	35	7,821
Cisco Systems, Inc.	2,677	113,023
F5 Networks, Inc.*	38	5,029
Juniper Networks, Inc.	209	5,225
Motorola Solutions, Inc.	106	16,403
		147,501
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	81	7,312
Quanta Services, Inc.	86	4,407
		11,719
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	39	7,912
Vulcan Materials Co.	83	9,960
		17,872
Consumer Finance - 0.5%
American Express Co.	416	42,261
Capital One Financial Corp.	288	19,881
Discover Financial Services	194	10,298
Synchrony Financial	340	8,435
		80,875
Containers & Packaging - 0.3%
Amcor plc	994	10,993
Avery Dennison Corp.	53	6,116
Ball Corp.	205	16,476
International Paper Co.	247	8,959
Packaging Corp. of America	59	5,973
Sealed Air Corp.	99	3,891
Westrock Co.	164	4,974
		57,382
Distributors - 0.1%
Genuine Parts Co.	91	8,594
LKQ Corp.*	192	6,094
		14,688
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	122	1,769

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	1,227	267,535

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	4,496	134,026
CenturyLink, Inc.	623	6,697
Verizon Communications, Inc.	2,612	154,813
		295,536
Electric Utilities - 1.8%
Alliant Energy Corp.	157	8,502
American Electric Power Co., Inc.	313	24,674
Duke Energy Corp.	463	37,197
Edison International	239	12,543
Entergy Corp.	127	12,591
Evergy, Inc.	143	7,610
Eversource Energy	212	18,170
Exelon Corp.	615	22,700
FirstEnergy Corp.	341	9,749
NextEra Energy, Inc.	309	86,263
NRG Energy, Inc.	153	5,265
Pinnacle West Capital Corp.	71	5,208
PPL Corp.	485	13,401
Southern Co. (The)	667	34,804
Xcel Energy, Inc.	332	23,066
		321,743
Electrical Equipment - 0.5%
AMETEK, Inc.	145	14,602
Eaton Corp. plc	252	25,729
Emerson Electric Co.	377	26,190
Rockwell Automation, Inc.	73	16,829
		83,350
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	187	20,532
CDW Corp.	89	10,115
Corning, Inc.	480	15,581
FLIR Systems, Inc.	82	3,026
IPG Photonics Corp.*	22	3,558
Keysight Technologies, Inc.*	118	11,625
TE Connectivity Ltd.	208	20,093
Zebra Technologies Corp., Class A*	34	9,742
		94,272
Entertainment - 2.1%
Activision Blizzard, Inc.	486	40,591
Electronic Arts, Inc.*	182	25,383
Live Nation Entertainment, Inc.*	89	5,055
Netflix, Inc.*	277	146,688
Take-Two Interactive Software, Inc.*	72	12,326
Walt Disney Co. (The)*	1,139	150,200
		380,243
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	80	13,470
American Tower Corp.	280	69,762
Apartment Investment and Management Co., Class A	94	3,387
AvalonBay Communities, Inc.	88	13,909
Boston Properties, Inc.	91	7,905
Crown Castle International Corp.	263	42,935
Digital Realty Trust, Inc.	170	26,461
Duke Realty Corp.	232	8,944
Equinix, Inc.	57	45,017
Equity Residential	222	12,532
Essex Property Trust, Inc.	41	8,877
Extra Space Storage, Inc.	82	8,737
Federal Realty Investment Trust	44	3,487
Healthpeak Properties, Inc.	341	9,425
Host Hotels & Resorts, Inc.	445	4,997
Iron Mountain, Inc.	181	5,446
Kimco Realty Corp.	272	3,261
Mid-America Apartment Communities, Inc.	72	8,433
Prologis, Inc.	466	47,467
Public Storage	95	20,178
Realty Income Corp.	217	13,461

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Regency Centers Corp.	106	4,209
SBA Communications Corp.	70	21,425
Simon Property Group, Inc.	193	13,095
SL Green Realty Corp.	48	2,244
UDR, Inc.	186	6,475
Ventas, Inc.	235	9,684
Vornado Realty Trust	101	3,619
Welltower, Inc.	264	15,185
Weyerhaeuser Co.	471	14,276
		468,303
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	278	96,650
Kroger Co. (The)	496	17,697
Sysco Corp.	320	19,245
Walgreens Boots Alliance, Inc.	465	17,679
Walmart, Inc.	894	124,132
		275,403
Food Products - 1.1%
Archer-Daniels-Midland Co.	350	15,666
Campbell Soup Co.	106	5,577
Conagra Brands, Inc.	308	11,815
General Mills, Inc.	383	24,493
Hershey Co. (The)	93	13,823
Hormel Foods Corp.	176	8,972
J M Smucker Co. (The)	72	8,653
Kellogg Co.	157	11,133
Kraft Heinz Co. (The)	393	13,771
Lamb Weston Holdings, Inc.	92	5,782
McCormick & Co., Inc. (Non-Voting)	79	16,290
Mondelez International, Inc., Class A	901	52,636
Tyson Foods, Inc., Class A	186	11,681
		200,292
Gas Utilities - 0.1%
Atmos Energy Corp.	78	7,786

Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	1,115	122,059
ABIOMED, Inc.*	29	8,921
Align Technology, Inc.*	45	13,364
Baxter International, Inc.	321	27,949
Becton Dickinson and Co.	186	45,155
Boston Scientific Corp.*	903	37,041
Cooper Cos., Inc. (The)	32	10,060
Danaher Corp.	397	81,969
DENTSPLY SIRONA, Inc.	138	6,192
DexCom, Inc.*	59	25,099
Edwards Lifesciences Corp.*	390	33,478
Hologic, Inc.*	163	9,734
IDEXX Laboratories, Inc.*	54	21,117
Intuitive Surgical, Inc.*	74	54,082
Medtronic plc	847	91,027
ResMed, Inc.	91	16,451
STERIS plc	54	8,621
Stryker Corp.	203	40,227
Teleflex, Inc.	30	11,789
Varian Medical Systems, Inc.*	58	10,073
West Pharmaceutical Services, Inc.	46	13,062
Zimmer Biomet Holdings, Inc.	130	18,314
		705,784
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	94	9,121
Anthem, Inc.	159	44,762
Cardinal Health, Inc.	184	9,340
Centene Corp.*	365	22,382
Cigna Corp.	233	41,327
CVS Health Corp.	825	51,249
DaVita, Inc.*	54	4,685
HCA Healthcare, Inc.	166	22,529
Henry Schein, Inc.*	90	5,980
Humana, Inc.	83	34,459
Laboratory Corp. of America Holdings*	61	10,721
McKesson Corp.	103	15,804
Quest Diagnostics, Inc.	84	9,344
UnitedHealth Group, Inc.	597	186,592
Universal Health Services, Inc., Class B	49	5,407
		473,702
Health Care Technology - 0.1%
Cerner Corp.	192	14,087

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	298	4,911
Chipotle Mexican Grill, Inc.*	16	20,964
Darden Restaurants, Inc.	83	7,194
Domino's Pizza, Inc.	25	10,224
Hilton Worldwide Holdings, Inc.	176	15,903
Las Vegas Sands Corp.	212	10,751
Marriott International, Inc., Class A	170	17,495
McDonald's Corp.	469	100,141
MGM Resorts International	312	7,020
Norwegian Cruise Line Holdings Ltd.*(a)	173	2,960
Royal Caribbean Cruises Ltd.	108	7,435
Starbucks Corp.	738	62,339
Wynn Resorts Ltd.	61	5,334
Yum! Brands, Inc.	190	18,211
		290,882
Household Durables - 0.4%
DR Horton, Inc.	209	14,916
Garmin Ltd.	91	9,429
Leggett & Platt, Inc.	83	3,403
Lennar Corp., Class A	174	13,019
Mohawk Industries, Inc.*	37	3,416
Newell Brands, Inc.	241	3,851
NVR, Inc.*	2	8,337
PulteGroup, Inc.	159	7,090
Whirlpool Corp.	39	6,931
		70,392
Household Products - 1.8%
Church & Dwight Co., Inc.	154	14,758
Clorox Co. (The)	80	17,880
Colgate-Palmolive Co.	541	42,880
Kimberly-Clark Corp.	215	33,918
Procter & Gamble Co. (The)	1,562	216,071
		325,507
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	419	7,437

Industrial Conglomerates - 1.1%
3M Co.	364	59,339
General Electric Co.	5,519	34,990
Honeywell International, Inc.	443	73,339

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Roper Technologies, Inc.	66	28,195
		195,863
Insurance - 1.8%
Aflac, Inc.	453	16,453
Allstate Corp. (The)	199	18,507
American International Group, Inc.	544	15,852
Aon plc, Class A	146	29,199
Arthur J Gallagher & Co.	120	12,636
Assurant, Inc.	37	4,498
Chubb Ltd.	285	35,625
Cincinnati Financial Corp.	95	7,544
Everest Re Group Ltd.	25	5,502
Globe Life, Inc.	61	5,031
Hartford Financial Services Group, Inc. (The)	225	9,101
Lincoln National Corp.	122	4,398
Loews Corp.	152	5,451
Marsh & McLennan Cos., Inc.	321	36,886
MetLife, Inc.	486	18,692
Principal Financial Group, Inc.	160	6,738
Progressive Corp. (The)	369	35,070
Prudential Financial, Inc.	249	16,875
Travelers Cos., Inc. (The)	159	18,450
Unum Group	129	2,384
W R Berkley Corp.	89	5,522
Willis Towers Watson plc	82	16,853
		327,267
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A*	190	309,611
Alphabet, Inc., Class C*	184	300,689
Facebook, Inc., Class A*	1,517	444,784
Twitter, Inc.*	495	20,087
		1,075,171
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc.*	265	914,504
Booking Holdings, Inc.*	26	49,672
eBay, Inc.	416	22,788
Expedia Group, Inc.	85	8,343
		995,307
IT Services - 5.7%
Accenture plc, Class A	402	96,452
Akamai Technologies, Inc.*	103	11,992
Automatic Data Processing, Inc.	270	37,554
Broadridge Financial Solutions, Inc.	73	10,030
Cognizant Technology Solutions Corp., Class A	340	22,732
DXC Technology Co.	160	3,197
Fidelity National Information Services, Inc.	389	58,681
Fiserv, Inc.*	355	35,351
FleetCor Technologies, Inc.*	53	13,327
Gartner, Inc.*	57	7,400
Global Payments, Inc.	189	33,381
International Business Machines Corp.	560	69,054
Jack Henry & Associates, Inc.	48	7,940
Leidos Holdings, Inc.	83	7,511
Mastercard, Inc., Class A	557	199,512
Paychex, Inc.	201	15,370
PayPal Holdings, Inc.*	740	151,064
VeriSign, Inc.*	64	13,747
Visa, Inc., Class A	1,066	225,981
Western Union Co. (The)	259	6,110
		1,026,386
Leisure Products - 0.0%(b)
Hasbro, Inc.	81	6,394

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	195	19,582
Bio-Rad Laboratories, Inc., Class A*	13	6,612
Illumina, Inc.*	93	33,221
IQVIA Holdings, Inc.*	112	18,340
Mettler-Toledo International, Inc.*	14	13,591
PerkinElmer, Inc.	70	8,240
Thermo Fisher Scientific, Inc.	249	106,816
Waters Corp.*	38	8,218
		214,620
Machinery - 1.6%
Caterpillar, Inc.	341	48,528
Cummins, Inc.	93	19,274
Deere & Co.	198	41,592
Dover Corp.	91	9,995
Flowserve Corp.	81	2,404
Fortive Corp.	187	13,485
IDEX Corp.	48	8,651
Illinois Tool Works, Inc.	181	35,757
Ingersoll Rand, Inc.*	219	7,678
Otis Worldwide Corp.	257	16,165
PACCAR, Inc.	219	18,799
Parker-Hannifin Corp.	82	16,893
Pentair plc	106	4,785
Snap-on, Inc.	35	5,190
Stanley Black & Decker, Inc.	98	15,807
Westinghouse Air Brake Technologies Corp.	114	7,587
Xylem, Inc.	113	9,060
		281,650
Media - 1.3%
Charter Communications, Inc., Class A*	95	58,483
Comcast Corp., Class A	2,874	128,784
Discovery, Inc., Class A*	102	2,251
Discovery, Inc., Class C*	199	3,974
DISH Network Corp., Class A*	162	5,754
Fox Corp., Class A	217	6,046
Fox Corp., Class B	101	2,808
Interpublic Group of Cos., Inc. (The)	247	4,387
News Corp., Class A	246	3,719
News Corp., Class B	77	1,160
Omnicom Group, Inc.	135	7,302
ViacomCBS, Inc.	340	9,469
		234,137
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	916	14,299
Newmont Corp.	506	34,044
Nucor Corp.	190	8,637
		56,980
Multiline Retail - 0.5%
Dollar General Corp.	158	31,897
Dollar Tree, Inc.*	150	14,441
Kohl's Corp.	100	2,136
Target Corp.	316	47,782
		96,256

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Multi-Utilities - 0.9%
Ameren Corp.	155	12,262
CenterPoint Energy, Inc.	343	6,884
CMS Energy Corp.	180	10,888
Consolidated Edison, Inc.	211	15,053
Dominion Energy, Inc.	529	41,495
DTE Energy Co.	122	14,478
NiSource, Inc.	242	5,363
Public Service Enterprise Group, Inc.	318	16,612
Sempra Energy	184	22,751
WEC Energy Group, Inc.	200	18,816
		164,602
Personal Products - 0.2%
Coty, Inc., Class A	188	673
Estee Lauder Cos., Inc. (The), Class A	142	31,484
		32,157
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	1,428	88,822
Eli Lilly and Co.	531	78,795
Johnson & Johnson	1,663	255,121
Merck & Co., Inc.	1,593	135,835
Mylan NV*	326	5,340
Perrigo Co. plc	85	4,445
Pfizer, Inc.	3,505	132,454
Zoetis, Inc.	299	47,870
		748,682
Professional Services - 0.3%
Equifax, Inc.	77	12,957
IHS Markit Ltd.	251	20,060
Nielsen Holdings plc	224	3,423
Robert Half International, Inc.	72	3,830
Verisk Analytics, Inc.	103	19,227
		59,497
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	212	9,970

Road & Rail - 1.0%
CSX Corp.	482	36,854
JB Hunt Transport Services, Inc.	54	7,589
Kansas City Southern	59	10,740
Norfolk Southern Corp.	161	34,217
Old Dominion Freight Line, Inc.	59	11,929
Union Pacific Corp.	429	82,557
		183,886
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	738	67,025
Analog Devices, Inc.	232	27,116
Applied Materials, Inc.	578	35,605
Broadcom, Inc.	252	87,482
Intel Corp.	2,672	136,138
KLA Corp.	98	20,104
Lam Research Corp.	91	30,607
Maxim Integrated Products, Inc.	169	11,566
Microchip Technology, Inc.	154	16,894
Micron Technology, Inc.*	702	31,948
NVIDIA Corp.	387	207,037
Qorvo, Inc.*	73	9,364
QUALCOMM, Inc.	710	84,561
Skyworks Solutions, Inc.	106	15,354
Texas Instruments, Inc.	579	82,305
Xilinx, Inc.	153	15,937
		879,043
Software - 9.6%
Adobe, Inc.*	304	156,071
ANSYS, Inc.*	55	18,646
Autodesk, Inc.*	138	33,907
Cadence Design Systems, Inc.*	175	19,409
Citrix Systems, Inc.	73	10,600
Fortinet, Inc.*	84	11,088
Intuit, Inc.	165	56,989
Microsoft Corp.	4,786	1,079,387
NortonLifeLock, Inc.	341	8,020
Oracle Corp.	1,314	75,187
Paycom Software, Inc.*	31	9,283
salesforce.com, Inc.*	569	155,138
ServiceNow, Inc.*	121	58,324
Synopsys, Inc.*	95	21,023
Tyler Technologies, Inc.*	25	8,633
		1,721,705
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	43	6,721
AutoZone, Inc.*	14	16,748
Best Buy Co., Inc.	144	15,971
CarMax, Inc.*	103	11,014
Gap, Inc. (The)	134	2,330
Home Depot, Inc. (The)	679	193,542
L Brands, Inc.	148	4,351
Lowe's Cos., Inc.	477	78,557
O'Reilly Automotive, Inc.*	47	21,885
Ross Stores, Inc.*	223	20,311
Tiffany & Co.	69	8,453
TJX Cos., Inc. (The)	756	41,421
Tractor Supply Co.	73	10,865
Ulta Beauty, Inc.*	35	8,126
		440,295
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	10,284	1,327,048
Hewlett Packard Enterprise Co.	810	7,833
HP, Inc.	901	17,614
NetApp, Inc.	139	6,587
Seagate Technology plc	143	6,863
Western Digital Corp.	189	7,261
Xerox Holdings Corp.	115	2,169
		1,375,375
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	220	3,364
NIKE, Inc., Class B	783	87,610
PVH Corp.	45	2,509
Ralph Lauren Corp.	31	2,134
Tapestry, Inc.	175	2,578
Under Armour, Inc., Class A*	119	1,167
Under Armour, Inc., Class C*	125	1,106
VF Corp.	200	13,150
		113,618
Tobacco - 0.7%
Altria Group, Inc.	1,173	51,307
Philip Morris International, Inc.	982	78,354
		129,661
Trading Companies & Distributors - 0.2%
Fastenal Co.	362	17,688
United Rentals, Inc.*	45	7,967
WW Grainger, Inc.	28	10,232
		35,887

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	114	16,113

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	360	42,005

TOTAL COMMON STOCKS (Cost $15,097,725)		17,843,817

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $2,829)	2,829	2,829

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $49,814 (Cost $49,814)	49,814	49,814

Total Investments - 99.9% (Cost $15,150,368)		17,896,460
Other assets less liabilities - 0.1%		16,169
Net Assets - 100.0%		17,912,629

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $6,345, collateralized in the form of cash with a value of $2,829 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,941 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $6,770.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $2,829.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.8%
Boeing Co. (The)	119	20,447
General Dynamics Corp.	52	7,766
Howmet Aerospace, Inc.	85	1,489
Huntington Ingalls Industries, Inc.	9	1,364
L3Harris Technologies, Inc.	48	8,675
Lockheed Martin Corp.	55	21,464
Northrop Grumman Corp.	34	11,649
Raytheon Technologies Corp.	327	19,947
Teledyne Technologies, Inc.*	8	2,509
Textron, Inc.	51	2,011
TransDigm Group, Inc.	11	5,496
		102,817
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	30	2,949
Expeditors International of Washington, Inc.	37	3,270
FedEx Corp.	53	11,652
United Parcel Service, Inc., Class B	156	25,525
		43,396
Airlines - 0.2%
Alaska Air Group, Inc.	27	1,052
American Airlines Group, Inc.(a)	110	1,435
Delta Air Lines, Inc.	126	3,887
Southwest Airlines Co.	119	4,472
United Airlines Holdings, Inc.*	56	2,016
		12,862
Auto Components - 0.1%
Aptiv plc	60	5,167
BorgWarner, Inc.	46	1,867
		7,034
Automobiles - 0.3%
Ford Motor Co.*	868	5,920
General Motors Co.	280	8,296
		14,216
Beverages - 1.8%
Brown-Forman Corp., Class B	41	3,000
Coca-Cola Co. (The)	859	42,546
Constellation Brands, Inc., Class A	37	6,826
Molson Coors Beverage Co., Class B	42	1,581
Monster Beverage Corp.*	83	6,960
PepsiCo, Inc.	308	43,139
		104,052
Biotechnology - 2.5%
AbbVie, Inc.	392	37,542
Alexion Pharmaceuticals, Inc.*	49	5,597
Amgen, Inc.	131	33,185
Biogen, Inc.*	36	10,355
Gilead Sciences, Inc.	279	18,623
Incyte Corp.*	40	3,854
Regeneron Pharmaceuticals, Inc.*	22	13,638
Vertex Pharmaceuticals, Inc.*	58	16,189
		138,983
Building Products - 0.5%
A O Smith Corp.	30	1,469
Allegion plc	20	2,068
Carrier Global Corp.	181	5,403
Fortune Brands Home & Security, Inc.	31	2,606
Johnson Controls International plc	165	6,720
Masco Corp.	59	3,440
Trane Technologies plc	53	6,275
		27,981
Chemicals - 2.0%
Air Products and Chemicals, Inc.	49	14,321
Albemarle Corp.	24	2,184
Celanese Corp.	26	2,630
CF Industries Holdings, Inc.	48	1,566
Corteva, Inc.	166	4,739
Dow, Inc.	165	7,445
DuPont de Nemours, Inc.	163	9,089
Eastman Chemical Co.	30	2,193
Ecolab, Inc.	55	10,839
FMC Corp.	29	3,099
International Flavors & Fragrances, Inc.	24	2,971
Linde plc	117	29,220
LyondellBasell Industries NV, Class A	57	3,732
Mosaic Co. (The)	77	1,404
PPG Industries, Inc.	52	6,261
Sherwin-Williams Co. (The)	18	12,079
		113,772
Commercial Services & Supplies - 0.5%
Cintas Corp.	19	6,331
Copart, Inc.*	46	4,753
Republic Services, Inc.	47	4,358
Rollins, Inc.	31	1,709
Waste Management, Inc.	86	9,804
		26,955
Communications Equipment - 0.9%
Arista Networks, Inc.*	12	2,681
Cisco Systems, Inc.	943	39,813
F5 Networks, Inc.*	14	1,853
Juniper Networks, Inc.	74	1,850
Motorola Solutions, Inc.	38	5,881
		52,078
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	29	2,618
Quanta Services, Inc.	31	1,589
		4,207
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	14	2,840
Vulcan Materials Co.	29	3,480
		6,320
Containers & Packaging - 0.4%
Amcor plc	350	3,871
Avery Dennison Corp.	19	2,192
Ball Corp.	72	5,787
International Paper Co.	87	3,155
Packaging Corp. of America	21	2,126
Sealed Air Corp.	35	1,376
Westrock Co.	58	1,759
		20,266
Distributors - 0.1%
Genuine Parts Co.	32	3,022
LKQ Corp.*	68	2,158
		5,180
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	43	624

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,583	47,189
CenturyLink, Inc.	220	2,365
Verizon Communications, Inc.	920	54,529
		104,083
Electric Utilities - 2.0%
Alliant Energy Corp.	55	2,978
American Electric Power Co., Inc.	110	8,671
Duke Energy Corp.	163	13,095
Edison International	84	4,408
Entergy Corp.	44	4,362
Evergy, Inc.	50	2,661
Eversource Energy	75	6,428
Exelon Corp.	217	8,010
FirstEnergy Corp.	120	3,431
NextEra Energy, Inc.	109	30,430
NRG Energy, Inc.	54	1,858
Pinnacle West Capital Corp.	25	1,834
PPL Corp.	171	4,725
Southern Co. (The)	235	12,262
Xcel Energy, Inc.	117	8,129
		113,282
Electrical Equipment - 0.5%
AMETEK, Inc.	51	5,136
Eaton Corp. plc	89	9,087
Emerson Electric Co.	133	9,239
Rockwell Automation, Inc.	26	5,994
		29,456
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	66	7,247
CDW Corp.	32	3,637
Corning, Inc.	169	5,485
FLIR Systems, Inc.	29	1,070
IPG Photonics Corp.*	8	1,294
Keysight Technologies, Inc.*	42	4,138
TE Connectivity Ltd.	73	7,052
Zebra Technologies Corp., Class A*	12	3,438
		33,361
Energy Equipment & Services - 0.2%
Baker Hughes Co.	146	2,085
Halliburton Co.	195	3,155
National Oilwell Varco, Inc.	86	1,032
Schlumberger NV	308	5,855
TechnipFMC plc	94	724
		12,851
Entertainment - 2.4%
Activision Blizzard, Inc.	171	14,282
Electronic Arts, Inc.*	64	8,926
Live Nation Entertainment, Inc.*	32	1,817
Netflix, Inc.*	98	51,897
Take-Two Interactive Software, Inc.*	25	4,280
Walt Disney Co. (The)*	401	52,880
		134,082
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	98	34,071
Kroger Co. (The)	175	6,244
Sysco Corp.	113	6,796
Walgreens Boots Alliance, Inc.	164	6,235
Walmart, Inc.	315	43,738
		97,084
Food Products - 1.2%
Archer-Daniels-Midland Co.	123	5,505
Campbell Soup Co.	38	1,999
Conagra Brands, Inc.	108	4,143
General Mills, Inc.	135	8,633
Hershey Co. (The)	33	4,905
Hormel Foods Corp.	62	3,161
J M Smucker Co. (The)	25	3,005
Kellogg Co.	56	3,971
Kraft Heinz Co. (The)	138	4,836
Lamb Weston Holdings, Inc.	32	2,011
McCormick & Co., Inc. (Non-Voting)	27	5,567
Mondelez International, Inc., Class A	317	18,519
Tyson Foods, Inc., Class A	65	4,082
		70,337
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	27	2,695

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	393	43,022
ABIOMED, Inc.*	10	3,076
Align Technology, Inc.*	16	4,752
Baxter International, Inc.	113	9,839
Becton Dickinson and Co.	66	16,023
Boston Scientific Corp.*	318	13,044
Cooper Cos., Inc. (The)	11	3,458
Danaher Corp.	140	28,906
DENTSPLY SIRONA, Inc.	49	2,199
DexCom, Inc.*	21	8,934
Edwards Lifesciences Corp.*	138	11,846
Hologic, Inc.*	57	3,404
IDEXX Laboratories, Inc.*	19	7,430
Intuitive Surgical, Inc.*	26	19,002
Medtronic plc	298	32,026
ResMed, Inc.	32	5,785
STERIS plc	19	3,033
Stryker Corp.	72	14,268
Teleflex, Inc.	10	3,929
Varian Medical Systems, Inc.*	20	3,473
West Pharmaceutical Services, Inc.	16	4,543
Zimmer Biomet Holdings, Inc.	46	6,480
		248,472
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	33	3,202
Anthem, Inc.	56	15,765
Cardinal Health, Inc.	65	3,299
Centene Corp.*	129	7,910
Cigna Corp.	82	14,544
CVS Health Corp.	290	18,015
DaVita, Inc.*	19	1,648
HCA Healthcare, Inc.	59	8,008
Henry Schein, Inc.*	32	2,126
Humana, Inc.	29	12,040
Laboratory Corp. of America Holdings*	22	3,867
McKesson Corp.	36	5,524
Quest Diagnostics, Inc.	30	3,337
UnitedHealth Group, Inc.	211	65,948
Universal Health Services, Inc., Class B	17	1,876
		167,109

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Health Care Technology - 0.1%
Cerner Corp.	68	4,989

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	105	1,730
Chipotle Mexican Grill, Inc.*	6	7,862
Darden Restaurants, Inc.	29	2,513
Domino's Pizza, Inc.	9	3,681
Hilton Worldwide Holdings, Inc.	62	5,602
Las Vegas Sands Corp.	75	3,803
Marriott International, Inc., Class A	60	6,175
McDonald's Corp.	165	35,231
MGM Resorts International	110	2,475
Norwegian Cruise Line Holdings Ltd.*	61	1,044
Royal Caribbean Cruises Ltd.	38	2,616
Starbucks Corp.	260	21,962
Wynn Resorts Ltd.	22	1,924
Yum! Brands, Inc.	67	6,422
		103,040
Household Durables - 0.5%
DR Horton, Inc.	74	5,282
Garmin Ltd.	32	3,316
Leggett & Platt, Inc.	29	1,189
Lennar Corp., Class A	61	4,564
Mohawk Industries, Inc.*	13	1,200
Newell Brands, Inc.	85	1,358
NVR, Inc.*	1	4,168
PulteGroup, Inc.	56	2,497
Whirlpool Corp.	14	2,488
		26,062
Household Products - 2.0%
Church & Dwight Co., Inc.	55	5,271
Clorox Co. (The)	28	6,258
Colgate-Palmolive Co.	190	15,059
Kimberly-Clark Corp.	76	11,990
Procter & Gamble Co. (The)	550	76,081
		114,659
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	148	2,627

Industrial Conglomerates - 1.2%
3M Co.	128	20,867
General Electric Co.	1,944	12,325
Honeywell International, Inc.	156	25,826
Roper Technologies, Inc.	23	9,825
		68,843
Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*	67	109,178
Alphabet, Inc., Class C*	65	106,222
Facebook, Inc., Class A*	534	156,569
Twitter, Inc.*	174	7,061
		379,030
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc.*	93	320,939
Booking Holdings, Inc.*	9	17,194
eBay, Inc.	147	8,053
Expedia Group, Inc.	30	2,945
		349,131
IT Services - 6.4%
Accenture plc, Class A	142	34,070
Akamai Technologies, Inc.*	36	4,192
Automatic Data Processing, Inc.	96	13,353
Broadridge Financial Solutions, Inc.	26	3,572
Cognizant Technology Solutions Corp., Class A	120	8,023
DXC Technology Co.	56	1,119
Fidelity National Information Services, Inc.	137	20,666
Fiserv, Inc.*	125	12,448
FleetCor Technologies, Inc.*	19	4,778
Gartner, Inc.*	20	2,596
Global Payments, Inc.	66	11,657
International Business Machines Corp.	197	24,292
Jack Henry & Associates, Inc.	17	2,812
Leidos Holdings, Inc.	30	2,715
Mastercard, Inc., Class A	196	70,205
Paychex, Inc.	71	5,429
PayPal Holdings, Inc.*	261	53,281
VeriSign, Inc.*	23	4,940
Visa, Inc., Class A	375	79,496
Western Union Co. (The)	91	2,147
		361,791
Leisure Products - 0.0%(b)
Hasbro, Inc.	28	2,210

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	69	6,929
Bio-Rad Laboratories, Inc., Class A*	5	2,543
Illumina, Inc.*	33	11,788
IQVIA Holdings, Inc.*	39	6,386
Mettler-Toledo International, Inc.*	5	4,854
PerkinElmer, Inc.	25	2,943
Thermo Fisher Scientific, Inc.	88	37,750
Waters Corp.*	14	3,028
		76,221
Machinery - 1.8%
Caterpillar, Inc.	120	17,077
Cummins, Inc.	33	6,839
Deere & Co.	70	14,704
Dover Corp.	32	3,515
Flowserve Corp.	29	861
Fortive Corp.	66	4,759
IDEX Corp.	17	3,064
Illinois Tool Works, Inc.	64	12,643
Ingersoll Rand, Inc.*	77	2,700
Otis Worldwide Corp.	90	5,661
PACCAR, Inc.	77	6,610
Parker-Hannifin Corp.	29	5,975
Pentair plc	37	1,670
Snap-on, Inc.	12	1,779
Stanley Black & Decker, Inc.	34	5,484
Westinghouse Air Brake Technologies Corp.	40	2,662
Xylem, Inc.	40	3,207
		99,210
Media - 1.5%
Charter Communications, Inc., Class A*	33	20,315
Comcast Corp., Class A	1,012	45,348
Discovery, Inc., Class A*	36	794
Discovery, Inc., Class C*	70	1,398
DISH Network Corp., Class A*	57	2,025

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Fox Corp., Class A	76	2,118
Fox Corp., Class B	35	973
Interpublic Group of Cos., Inc. (The)	87	1,545
News Corp., Class A	86	1,300
News Corp., Class B	27	407
Omnicom Group, Inc.	48	2,596
ViacomCBS, Inc.	120	3,342
		82,161
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	323	5,042
Newmont Corp.	178	11,976
Nucor Corp.	67	3,046
		20,064
Multiline Retail - 0.6%
Dollar General Corp.	56	11,305
Dollar Tree, Inc.*	53	5,102
Kohl's Corp.	35	748
Target Corp.	111	16,785
		33,940
Multi-Utilities - 1.0%
Ameren Corp.	55	4,351
CenterPoint Energy, Inc.	121	2,429
CMS Energy Corp.	64	3,871
Consolidated Edison, Inc.	74	5,279
Dominion Energy, Inc.	187	14,668
DTE Energy Co.	43	5,103
NiSource, Inc.	85	1,884
Public Service Enterprise Group, Inc.	112	5,851
Sempra Energy	65	8,037
WEC Energy Group, Inc.	70	6,586
		58,059
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	84	1,243
Cabot Oil & Gas Corp.	89	1,688
Chevron Corp.	415	34,831
Concho Resources, Inc.	44	2,287
ConocoPhillips	238	9,018
Devon Energy Corp.	85	924
Diamondback Energy, Inc.	35	1,364
EOG Resources, Inc.	129	5,849
Exxon Mobil Corp.	940	37,544
Hess Corp.	58	2,670
HollyFrontier Corp.	33	788
Kinder Morgan, Inc.	432	5,970
Marathon Oil Corp.	176	929
Marathon Petroleum Corp.	145	5,142
Noble Energy, Inc.	107	1,065
Occidental Petroleum Corp.	200	2,548
ONEOK, Inc.	98	2,693
Phillips 66	97	5,671
Pioneer Natural Resources Co.	37	3,845
Valero Energy Corp.	91	4,786
Williams Cos., Inc. (The)	270	5,605
		136,460
Personal Products - 0.2%
Coty, Inc., Class A	66	236
Estee Lauder Cos., Inc. (The), Class A	50	11,086
		11,322
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	503	31,287
Eli Lilly and Co.	187	27,749
Johnson & Johnson	586	89,898
Merck & Co., Inc.	561	47,836
Mylan NV*	115	1,884
Perrigo Co. plc	30	1,569
Pfizer, Inc.	1,235	46,671
Zoetis, Inc.	106	16,970
		263,864
Professional Services - 0.4%
Equifax, Inc.	27	4,543
IHS Markit Ltd.	89	7,113
Nielsen Holdings plc	79	1,207
Robert Half International, Inc.	25	1,330
Verisk Analytics, Inc.	36	6,720
		20,913
Road & Rail - 1.1%
CSX Corp.	170	12,998
JB Hunt Transport Services, Inc.	19	2,670
Kansas City Southern	21	3,823
Norfolk Southern Corp.	57	12,114
Old Dominion Freight Line, Inc.	21	4,246
Union Pacific Corp.	151	29,059
		64,910
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.*	260	23,613
Analog Devices, Inc.	82	9,584
Applied Materials, Inc.	204	12,566
Broadcom, Inc.	89	30,896
Intel Corp.	941	47,944
KLA Corp.	34	6,975
Lam Research Corp.	32	10,763
Maxim Integrated Products, Inc.	59	4,038
Microchip Technology, Inc.	55	6,034
Micron Technology, Inc.*	247	11,241
NVIDIA Corp.	137	73,292
Qorvo, Inc.*	25	3,207
QUALCOMM, Inc.	250	29,775
Skyworks Solutions, Inc.	37	5,359
Texas Instruments, Inc.	204	28,999
Xilinx, Inc.	54	5,625
		309,911
Software - 10.7%
Adobe, Inc.*	107	54,933
ANSYS, Inc.*	19	6,441
Autodesk, Inc.*	49	12,039
Cadence Design Systems, Inc.*	62	6,877
Citrix Systems, Inc.	26	3,775
Fortinet, Inc.*	30	3,960
Intuit, Inc.	58	20,033
Microsoft Corp.	1,685	380,018
NortonLifeLock, Inc.	120	2,822
Oracle Corp.	463	26,493
Paycom Software, Inc.*	11	3,294
salesforce.com, Inc.*	200	54,530
ServiceNow, Inc.*	42	20,245
Synopsys, Inc.*	34	7,524
Tyler Technologies, Inc.*	9	3,108
		606,092
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	15	2,345
AutoZone, Inc.*	5	5,982
Best Buy Co., Inc.	51	5,656
CarMax, Inc.*	36	3,849

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Gap, Inc. (The)	47	817
Home Depot, Inc. (The)	239	68,125
L Brands, Inc.	52	1,529
Lowe's Cos., Inc.	168	27,668
O'Reilly Automotive, Inc.*	16	7,450
Ross Stores, Inc.*	79	7,195
Tiffany & Co.	24	2,940
TJX Cos., Inc. (The)	266	14,574
Tractor Supply Co.	26	3,870
Ulta Beauty, Inc.*	13	3,018
		155,018
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	3,620	467,125
Hewlett Packard Enterprise Co.	286	2,766
HP, Inc.	318	6,217
NetApp, Inc.	49	2,322
Seagate Technology plc	50	2,399
Western Digital Corp.	67	2,574
Xerox Holdings Corp.	41	773
		484,176
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	77	1,177
NIKE, Inc., Class B	276	30,882
PVH Corp.	16	892
Ralph Lauren Corp.	11	757
Tapestry, Inc.	61	899
Under Armour, Inc., Class A*	42	412
Under Armour, Inc., Class C*	44	390
VF Corp.	71	4,668
		40,077
Tobacco - 0.8%
Altria Group, Inc.	413	18,065
Philip Morris International, Inc.	346	27,607
		45,672
Trading Companies & Distributors - 0.2%
Fastenal Co.	127	6,205
United Rentals, Inc.*	16	2,833
WW Grainger, Inc.	10	3,654
		12,692
Water Utilities - 0.1%
American Water Works Co., Inc.	40	5,654

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	129	15,052

TOTAL COMMON STOCKS (Cost $4,426,608)		5,647,405

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $432)	432	432

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $18,220 (Cost $18,220)	18,220	18,220

Total Investments - 100.0% (Cost $4,445,260)		5,666,057
Liabilities in excess of other assets - 0.0%		(2,015)
Net Assets - 100.0%		5,664,042

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $1,292, collateralized in the form of cash with a value of $432 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $947 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $1,379.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $432.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.9%
Boeing Co. (The)	40	6,873
General Dynamics Corp.	17	2,539
Howmet Aerospace, Inc.	27	473
Huntington Ingalls Industries, Inc.	3	454
L3Harris Technologies, Inc.	16	2,892
Lockheed Martin Corp.	18	7,025
Northrop Grumman Corp.	11	3,769
Raytheon Technologies Corp.	107	6,527
Teledyne Technologies, Inc.*	3	941
Textron, Inc.	16	631
TransDigm Group, Inc.	4	1,998
		34,122
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	983
Expeditors International of Washington, Inc.	12	1,061
FedEx Corp.	18	3,957
United Parcel Service, Inc., Class B	52	8,508
		14,509
Airlines - 0.2%
Alaska Air Group, Inc.	8	311
American Airlines Group, Inc.(a)	36	470
Delta Air Lines, Inc.	41	1,265
Southwest Airlines Co.	39	1,466
United Airlines Holdings, Inc.*	18	648
		4,160
Auto Components - 0.1%
Aptiv plc	20	1,723
BorgWarner, Inc.	14	568
		2,291
Automobiles - 0.2%
Ford Motor Co.*	285	1,944
General Motors Co.	91	2,696
		4,640
Banks - 3.9%
Bank of America Corp.	570	14,672
Citigroup, Inc.	152	7,770
Citizens Financial Group, Inc.	30	776
Comerica, Inc.	9	356
Fifth Third Bancorp	51	1,054
First Republic Bank	13	1,468
Huntington Bancshares, Inc.	74	696
JPMorgan Chase & Co.	223	22,342
KeyCorp	71	875
M&T Bank Corp.	9	929
People's United Financial, Inc.	30	317
PNC Financial Services Group, Inc. (The)	31	3,447
Regions Financial Corp.	69	798
SVB Financial Group*	4	1,022
Truist Financial Corp.	98	3,803
US Bancorp	100	3,640
Wells Fargo & Co.	272	6,569
Zions Bancorp NA	11	354
		70,888
Beverages - 1.9%
Brown-Forman Corp., Class B	13	951
Coca-Cola Co. (The)	283	14,017
Constellation Brands, Inc., Class A	12	2,214
Molson Coors Beverage Co., Class B	13	489
Monster Beverage Corp.*	28	2,348
PepsiCo, Inc.	101	14,146
		34,165
Building Products - 0.5%
A O Smith Corp.	9	441
Allegion plc	7	724
Carrier Global Corp.	59	1,761
Fortune Brands Home & Security, Inc.	10	841
Johnson Controls International plc	54	2,199
Masco Corp.	18	1,049
Trane Technologies plc	18	2,131
		9,146
Capital Markets - 3.0%
Ameriprise Financial, Inc.	9	1,411
Bank of New York Mellon Corp. (The)	58	2,145
BlackRock, Inc.	11	6,536
Cboe Global Markets, Inc.	8	734
Charles Schwab Corp. (The)	83	2,949
CME Group, Inc.	26	4,573
E*TRADE Financial Corp.	15	812
Franklin Resources, Inc.	19	400
Goldman Sachs Group, Inc. (The)	23	4,712
Intercontinental Exchange, Inc.	40	4,249
Invesco Ltd.	27	275
MarketAxess Holdings, Inc.	3	1,458
Moody's Corp.	12	3,536
Morgan Stanley	87	4,547
MSCI, Inc.	6	2,240
Nasdaq, Inc.	8	1,075
Northern Trust Corp.	15	1,228
Raymond James Financial, Inc.	9	681
S&P Global, Inc.	18	6,596
State Street Corp.	26	1,770
T. Rowe Price Group, Inc.	17	2,367
		54,294
Chemicals - 2.0%
Air Products and Chemicals, Inc.	16	4,676
Albemarle Corp.	8	728
Celanese Corp.	9	910
CF Industries Holdings, Inc.	15	490
Corteva, Inc.	54	1,542
Dow, Inc.	54	2,437
DuPont de Nemours, Inc.	53	2,955
Eastman Chemical Co.	10	731
Ecolab, Inc.	18	3,547
FMC Corp.	10	1,069
International Flavors & Fragrances, Inc.	8	990
Linde plc	39	9,740
LyondellBasell Industries NV, Class A	19	1,244
Mosaic Co. (The)	25	456
PPG Industries, Inc.	17	2,047
Sherwin-Williams Co. (The)	6	4,026
		37,588
Commercial Services & Supplies - 0.5%
Cintas Corp.	6	1,999
Copart, Inc.*	15	1,550
Republic Services, Inc.	15	1,391

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Rollins, Inc.	9	496
Waste Management, Inc.	29	3,306
		8,742
Communications Equipment - 0.9%
Arista Networks, Inc.*	4	894
Cisco Systems, Inc.	311	13,130
F5 Networks, Inc.*	4	529
Juniper Networks, Inc.	23	575
Motorola Solutions, Inc.	13	2,012
		17,140
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	10	903
Quanta Services, Inc.	9	461
		1,364
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	1,014
Vulcan Materials Co.	10	1,200
		2,214
Consumer Finance - 0.5%
American Express Co.	49	4,978
Capital One Financial Corp.	34	2,347
Discover Financial Services	22	1,168
Synchrony Financial	39	967
		9,460
Containers & Packaging - 0.4%
Amcor plc	114	1,261
Avery Dennison Corp.	6	692
Ball Corp.	24	1,929
International Paper Co.	28	1,015
Packaging Corp. of America	7	709
Sealed Air Corp.	10	393
Westrock Co.	18	546
		6,545
Distributors - 0.1%
Genuine Parts Co.	11	1,039
LKQ Corp.*	21	666
		1,705
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	13	189

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	142	30,962

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	521	15,531
CenturyLink, Inc.	72	774
Verizon Communications, Inc.	303	17,959
		34,264
Electric Utilities - 2.0%
Alliant Energy Corp.	17	920
American Electric Power Co., Inc.	37	2,917
Duke Energy Corp.	54	4,338
Edison International	27	1,417
Entergy Corp.	15	1,487
Evergy, Inc.	17	905
Eversource Energy	25	2,143
Exelon Corp.	71	2,621
FirstEnergy Corp.	39	1,115
NextEra Energy, Inc.	36	10,050
NRG Energy, Inc.	17	585
Pinnacle West Capital Corp.	8	587
PPL Corp.	56	1,547
Southern Co. (The)	77	4,018
Xcel Energy, Inc.	38	2,640
		37,290
Electrical Equipment - 0.5%
AMETEK, Inc.	17	1,712
Eaton Corp. plc	29	2,961
Emerson Electric Co.	43	2,987
Rockwell Automation, Inc.	9	2,075
		9,735
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	22	2,416
CDW Corp.	10	1,137
Corning, Inc.	55	1,785
FLIR Systems, Inc.	9	332
IPG Photonics Corp.*	3	485
Keysight Technologies, Inc.*	14	1,379
TE Connectivity Ltd.	24	2,319
Zebra Technologies Corp., Class A*	4	1,146
		10,999
Energy Equipment & Services - 0.2%
Baker Hughes Co.	47	671
Halliburton Co.	64	1,036
National Oilwell Varco, Inc.	28	336
Schlumberger NV	100	1,901
TechnipFMC plc	30	231
		4,175
Entertainment - 2.4%
Activision Blizzard, Inc.	57	4,761
Electronic Arts, Inc.*	21	2,929
Live Nation Entertainment, Inc.*	9	511
Netflix, Inc.*	32	16,946
Take-Two Interactive Software, Inc.*	8	1,369
Walt Disney Co. (The)*	132	17,407
		43,923
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	9	1,515
American Tower Corp.	33	8,222
Apartment Investment and Management Co., Class A	10	360
AvalonBay Communities, Inc.	10	1,581
Boston Properties, Inc.	11	956
Crown Castle International Corp.	31	5,061
Digital Realty Trust, Inc.	20	3,113
Duke Realty Corp.	26	1,002
Equinix, Inc.	7	5,528
Equity Residential	26	1,468
Essex Property Trust, Inc.	5	1,083
Extra Space Storage, Inc.	10	1,065
Federal Realty Investment Trust	5	396
Healthpeak Properties, Inc.	39	1,078
Host Hotels & Resorts, Inc.	51	573
Iron Mountain, Inc.	20	602
Kimco Realty Corp.	31	372
Mid-America Apartment Communities, Inc.	8	937
Prologis, Inc.	54	5,500
Public Storage	11	2,336
Realty Income Corp.	25	1,551
Regency Centers Corp.	11	437
SBA Communications Corp.	8	2,449
Simon Property Group, Inc.	23	1,560

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
SL Green Realty Corp.	6	281
UDR, Inc.	21	731
Ventas, Inc.	26	1,071
Vornado Realty Trust	11	394
Welltower, Inc.	30	1,726
Weyerhaeuser Co.	54	1,637
		54,585
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	33	11,473
Kroger Co. (The)	57	2,034
Sysco Corp.	36	2,165
Walgreens Boots Alliance, Inc.	53	2,015
Walmart, Inc.	103	14,301
		31,988
Food Products - 1.3%
Archer-Daniels-Midland Co.	40	1,790
Campbell Soup Co.	11	579
Conagra Brands, Inc.	35	1,342
General Mills, Inc.	44	2,814
Hershey Co. (The)	11	1,635
Hormel Foods Corp.	20	1,020
J M Smucker Co. (The)	8	961
Kellogg Co.	18	1,276
Kraft Heinz Co. (The)	45	1,577
Lamb Weston Holdings, Inc.	11	691
McCormick & Co., Inc. (Non-Voting)	9	1,856
Mondelez International, Inc., Class A	104	6,076
Tyson Foods, Inc., Class A	22	1,382
		22,999
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	9	898

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	34	560
Chipotle Mexican Grill, Inc.*	2	2,621
Darden Restaurants, Inc.	10	867
Domino's Pizza, Inc.	3	1,227
Hilton Worldwide Holdings, Inc.	20	1,807
Las Vegas Sands Corp.	24	1,217
Marriott International, Inc., Class A	20	2,058
McDonald's Corp.	55	11,744
MGM Resorts International	35	787
Norwegian Cruise Line Holdings Ltd.*	20	342
Royal Caribbean Cruises Ltd.	12	826
Starbucks Corp.	85	7,180
Wynn Resorts Ltd.	7	612
Yum! Brands, Inc.	22	2,109
		33,957
Household Durables - 0.4%
DR Horton, Inc.	23	1,642
Garmin Ltd.	11	1,140
Leggett & Platt, Inc.	9	369
Lennar Corp., Class A	20	1,496
Mohawk Industries, Inc.*	4	369
Newell Brands, Inc.	27	431
PulteGroup, Inc.	18	803
Whirlpool Corp.	5	889
		7,139
Household Products - 2.1%
Church & Dwight Co., Inc.	18	1,725
Clorox Co. (The)	9	2,011
Colgate-Palmolive Co.	62	4,914
Kimberly-Clark Corp.	25	3,944
Procter & Gamble Co. (The)	181	25,038
		37,632
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	48	852

Industrial Conglomerates - 1.2%
3M Co.	42	6,847
General Electric Co.	641	4,064
Honeywell International, Inc.	52	8,609
Roper Technologies, Inc.	8	3,417
		22,937
Insurance - 2.1%
Aflac, Inc.	52	1,889
Allstate Corp. (The)	23	2,139
American International Group, Inc.	62	1,807
Aon plc, Class A	17	3,400
Arthur J Gallagher & Co.	14	1,474
Assurant, Inc.	4	486
Chubb Ltd.	33	4,125
Cincinnati Financial Corp.	11	873
Everest Re Group Ltd.	3	660
Globe Life, Inc.	7	577
Hartford Financial Services Group, Inc. (The)	25	1,011
Lincoln National Corp.	13	469
Loews Corp.	17	610
Marsh & McLennan Cos., Inc.	38	4,366
MetLife, Inc.	56	2,154
Principal Financial Group, Inc.	18	758
Progressive Corp. (The)	43	4,087
Prudential Financial, Inc.	29	1,965
Travelers Cos., Inc. (The)	19	2,205
Unum Group	14	259
W R Berkley Corp.	10	620
Willis Towers Watson plc	9	1,850
		37,784
Interactive Media & Services - 6.9%
Alphabet, Inc., Class A*	22	35,850
Alphabet, Inc., Class C*	22	35,952
Facebook, Inc., Class A*	176	51,603
Twitter, Inc.*	57	2,313
		125,718
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc.*	31	106,980
Booking Holdings, Inc.*	3	5,731
eBay, Inc.	48	2,629
Expedia Group, Inc.	10	982
		116,322
IT Services - 6.5%
Accenture plc, Class A	47	11,277
Akamai Technologies, Inc.*	12	1,397
Automatic Data Processing, Inc.	32	4,451
Broadridge Financial Solutions, Inc.	8	1,099
Cognizant Technology Solutions Corp., Class A	39	2,607
DXC Technology Co.	18	360
Fidelity National Information Services, Inc.	45	6,788
Fiserv, Inc.*	41	4,083

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
FleetCor Technologies, Inc.*	6	1,509
Gartner, Inc.*	7	909
Global Payments, Inc.	22	3,886
International Business Machines Corp.	65	8,015
Jack Henry & Associates, Inc.	6	992
Leidos Holdings, Inc.	10	905
Mastercard, Inc., Class A	65	23,282
Paychex, Inc.	24	1,835
PayPal Holdings, Inc.*	86	17,556
VeriSign, Inc.*	7	1,504
Visa, Inc., Class A	123	26,075
Western Union Co. (The)	29	684
		119,214
Leisure Products - 0.0%(b)
Hasbro, Inc.	9	711

Machinery - 1.8%
Caterpillar, Inc.	40	5,692
Cummins, Inc.	11	2,280
Deere & Co.	23	4,831
Dover Corp.	11	1,208
Flowserve Corp.	9	267
Fortive Corp.	22	1,587
IDEX Corp.	6	1,081
Illinois Tool Works, Inc.	21	4,149
Ingersoll Rand, Inc.*	24	842
Otis Worldwide Corp.	29	1,824
PACCAR, Inc.	25	2,146
Parker-Hannifin Corp.	9	1,854
Pentair plc	11	497
Snap-on, Inc.	4	593
Stanley Black & Decker, Inc.	11	1,774
Westinghouse Air Brake Technologies Corp.	13	865
Xylem, Inc.	13	1,042
		32,532
Media - 1.5%
Charter Communications, Inc., Class A*	11	6,772
Comcast Corp., Class A	333	14,922
Discovery, Inc., Class A*	11	243
Discovery, Inc., Class C*	22	439
DISH Network Corp., Class A*	18	639
Fox Corp., Class A	24	669
Fox Corp., Class B	11	306
Interpublic Group of Cos., Inc. (The)	28	497
News Corp., Class A	28	423
News Corp., Class B	9	136
Omnicom Group, Inc.	15	811
ViacomCBS, Inc.	39	1,086
		26,943
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	105	1,639
Newmont Corp.	58	3,902
Nucor Corp.	21	955
		6,496
Multiline Retail - 0.6%
Dollar General Corp.	19	3,836
Dollar Tree, Inc.*	17	1,636
Kohl's Corp.	11	235
Target Corp.	37	5,595
		11,302
Multi-Utilities - 1.0%
Ameren Corp.	18	1,424
CenterPoint Energy, Inc.	39	783
CMS Energy Corp.	21	1,270
Consolidated Edison, Inc.	25	1,784
Dominion Energy, Inc.	62	4,863
DTE Energy Co.	14	1,661
NiSource, Inc.	27	598
Public Service Enterprise Group, Inc.	36	1,881
Sempra Energy	22	2,720
WEC Energy Group, Inc.	23	2,164
		19,148
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	27	400
Cabot Oil & Gas Corp.	28	531
Chevron Corp.	137	11,498
Concho Resources, Inc.	14	728
ConocoPhillips	78	2,955
Devon Energy Corp.	27	293
Diamondback Energy, Inc.	11	429
EOG Resources, Inc.	42	1,904
Exxon Mobil Corp.	310	12,381
Hess Corp.	18	829
HollyFrontier Corp.	10	239
Kinder Morgan, Inc.	141	1,949
Marathon Oil Corp.	57	301
Marathon Petroleum Corp.	47	1,667
Noble Energy, Inc.	34	338
Occidental Petroleum Corp.	65	828
ONEOK, Inc.	32	879
Phillips 66	32	1,871
Pioneer Natural Resources Co.	12	1,247
Valero Energy Corp.	30	1,578
Williams Cos., Inc. (The)	87	1,806
		44,651
Personal Products - 0.2%
Coty, Inc., Class A	22	79
Estee Lauder Cos., Inc. (The), Class A	17	3,769
		3,848
Professional Services - 0.4%
Equifax, Inc.	9	1,514
IHS Markit Ltd.	29	2,318
Nielsen Holdings plc	25	382
Robert Half International, Inc.	8	426
Verisk Analytics, Inc.	12	2,240
		6,880
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	24	1,129

Road & Rail - 1.2%
CSX Corp.	55	4,206
JB Hunt Transport Services, Inc.	6	843
Kansas City Southern	7	1,274
Norfolk Southern Corp.	19	4,038
Old Dominion Freight Line, Inc.	7	1,415
Union Pacific Corp.	50	9,622
		21,398
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc.*	85	7,720

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Analog Devices, Inc.	27	3,156
Applied Materials, Inc.	67	4,127
Broadcom, Inc.	29	10,067
Intel Corp.	310	15,794
KLA Corp.	11	2,257
Lam Research Corp.	11	3,700
Maxim Integrated Products, Inc.	20	1,369
Microchip Technology, Inc.	18	1,975
Micron Technology, Inc.*	81	3,686
NVIDIA Corp.	45	24,074
Qorvo, Inc.*	8	1,026
QUALCOMM, Inc.	82	9,766
Skyworks Solutions, Inc.	12	1,738
Texas Instruments, Inc.	68	9,666
Xilinx, Inc.	18	1,875
		101,996
Software - 10.9%
Adobe, Inc.*	36	18,482
ANSYS, Inc.*	6	2,034
Autodesk, Inc.*	16	3,931
Cadence Design Systems, Inc.*	21	2,329
Citrix Systems, Inc.	9	1,307
Fortinet, Inc.*	10	1,320
Intuit, Inc.	19	6,562
Microsoft Corp.	556	125,395
NortonLifeLock, Inc.	39	917
Oracle Corp.	152	8,698
Paycom Software, Inc.*	4	1,198
salesforce.com, Inc.*	66	17,995
ServiceNow, Inc.*	14	6,748
Synopsys, Inc.*	11	2,434
Tyler Technologies, Inc.*	3	1,036
		200,386
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5	782
AutoZone, Inc.*	2	2,393
Best Buy Co., Inc.	17	1,885
CarMax, Inc.*	12	1,283
Gap, Inc. (The)	15	261
Home Depot, Inc. (The)	79	22,518
L Brands, Inc.	16	470
Lowe's Cos., Inc.	56	9,223
O'Reilly Automotive, Inc.*	5	2,328
Ross Stores, Inc.*	26	2,368
Tiffany & Co.	8	980
TJX Cos., Inc. (The)	87	4,767
Tractor Supply Co.	9	1,339
Ulta Beauty, Inc.*	4	929
		51,526
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	1,192	153,817
Hewlett Packard Enterprise Co.	93	899
HP, Inc.	103	2,014
NetApp, Inc.	15	711
Seagate Technology plc	16	768
Western Digital Corp.	21	807
Xerox Holdings Corp.	12	226
		159,242
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	25	382
NIKE, Inc., Class B	90	10,070
PVH Corp.	4	223
Ralph Lauren Corp.	4	275
Tapestry, Inc.	19	280
Under Armour, Inc., Class A*	13	128
Under Armour, Inc., Class C*	13	115
VF Corp.	23	1,512
		12,985
Tobacco - 0.8%
Altria Group, Inc.	135	5,905
Philip Morris International, Inc.	114	9,096
		15,001
Trading Companies & Distributors - 0.2%
Fastenal Co.	41	2,003
United Rentals, Inc.*	5	885
WW Grainger, Inc.	3	1,097
		3,985
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,837

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	42	4,901

TOTAL COMMON STOCKS (Cost $1,519,420)		1,823,432

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $446)	446	446

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $4,980 (Cost $4,980)	4,980	4,980

Total Investments - 99.9% (Cost $1,524,846)		1,828,858
Other assets less liabilities - 0.1%		1,886
Net Assets - 100.0%		1,830,744

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $418, collateralized in the form of cash with a value of $446 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $446.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 2.2%
Boeing Co. (The)	77	13,230
General Dynamics Corp.	34	5,078
Howmet Aerospace, Inc.	55	964
Huntington Ingalls Industries, Inc.	6	909
L3Harris Technologies, Inc.	31	5,603
Lockheed Martin Corp.	36	14,049
Northrop Grumman Corp.	22	7,537
Raytheon Technologies Corp.	213	12,993
Teledyne Technologies, Inc.*	5	1,568
Textron, Inc.	33	1,301
TransDigm Group, Inc.	7	3,498
		66,730
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	19	1,868
Expeditors International of Washington, Inc.	24	2,121
FedEx Corp.	35	7,695
United Parcel Service, Inc., Class B	102	16,689
		28,373
Airlines - 0.3%
Alaska Air Group, Inc.	18	701
American Airlines Group, Inc.(a)	72	939
Delta Air Lines, Inc.	82	2,530
Southwest Airlines Co.	77	2,894
United Airlines Holdings, Inc.*	37	1,332
		8,396
Auto Components - 0.2%
Aptiv plc	39	3,358
BorgWarner, Inc.	30	1,218
		4,576
Automobiles - 0.3%
Ford Motor Co.*	564	3,846
General Motors Co.	182	5,393
		9,239
Banks - 4.7%
Bank of America Corp.	1,128	29,035
Citigroup, Inc.	301	15,387
Citizens Financial Group, Inc.	62	1,604
Comerica, Inc.	20	790
Fifth Third Bancorp	103	2,128
First Republic Bank	25	2,823
Huntington Bancshares, Inc.	147	1,383
JPMorgan Chase & Co.	440	44,084
KeyCorp	141	1,737
M&T Bank Corp.	19	1,962
People's United Financial, Inc.	61	645
PNC Financial Services Group, Inc. (The)	61	6,783
Regions Financial Corp.	138	1,595
SVB Financial Group*	7	1,788
Truist Financial Corp.	195	7,568
US Bancorp	198	7,207
Wells Fargo & Co.	539	13,017
Zions Bancorp NA	24	772
		140,308
Beverages - 2.3%
Brown-Forman Corp., Class B	26	1,902
Coca-Cola Co. (The)	559	27,687
Constellation Brands, Inc., Class A	24	4,428
Molson Coors Beverage Co., Class B	27	1,016
Monster Beverage Corp.*	54	4,529
PepsiCo, Inc.	200	28,012
		67,574
Biotechnology - 3.0%
AbbVie, Inc.	255	24,421
Alexion Pharmaceuticals, Inc.*	32	3,655
Amgen, Inc.	85	21,532
Biogen, Inc.*	24	6,903
Gilead Sciences, Inc.	181	12,082
Incyte Corp.*	26	2,505
Regeneron Pharmaceuticals, Inc.*	15	9,299
Vertex Pharmaceuticals, Inc.*	37	10,328
		90,725
Building Products - 0.6%
A O Smith Corp.	20	980
Allegion plc	13	1,344
Carrier Global Corp.	118	3,522
Fortune Brands Home & Security, Inc.	20	1,682
Johnson Controls International plc	107	4,358
Masco Corp.	38	2,215
Trane Technologies plc	35	4,144
		18,245
Capital Markets - 3.6%
Ameriprise Financial, Inc.	18	2,822
Bank of New York Mellon Corp. (The)	116	4,290
BlackRock, Inc.	22	13,072
Cboe Global Markets, Inc.	16	1,469
Charles Schwab Corp. (The)	166	5,898
CME Group, Inc.	52	9,145
E*TRADE Financial Corp.	32	1,731
Franklin Resources, Inc.	40	842
Goldman Sachs Group, Inc. (The)	45	9,219
Intercontinental Exchange, Inc.	79	8,392
Invesco Ltd.	54	551
MarketAxess Holdings, Inc.	5	2,430
Moody's Corp.	23	6,777
Morgan Stanley	173	9,041
MSCI, Inc.	12	4,479
Nasdaq, Inc.	17	2,285
Northern Trust Corp.	30	2,457
Raymond James Financial, Inc.	18	1,363
S&P Global, Inc.	35	12,825
State Street Corp.	51	3,473
T. Rowe Price Group, Inc.	33	4,594
		107,155
Chemicals - 2.5%
Air Products and Chemicals, Inc.	32	9,352
Albemarle Corp.	15	1,365
Celanese Corp.	17	1,720
CF Industries Holdings, Inc.	31	1,011
Corteva, Inc.	108	3,083
Dow, Inc.	107	4,828
DuPont de Nemours, Inc.	106	5,911
Eastman Chemical Co.	20	1,462
Ecolab, Inc.	36	7,095
FMC Corp.	19	2,030
International Flavors & Fragrances, Inc.	15	1,857
Linde plc	76	18,980

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	37	2,423
Mosaic Co. (The)	50	911
PPG Industries, Inc.	34	4,094
Sherwin-Williams Co. (The)	12	8,053
		74,175
Commercial Services & Supplies - 0.6%
Cintas Corp.	12	3,999
Copart, Inc.*	30	3,100
Republic Services, Inc.	30	2,781
Rollins, Inc.	20	1,103
Waste Management, Inc.	56	6,384
		17,367
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	19	1,715
Quanta Services, Inc.	20	1,025
		2,740
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9	1,826
Vulcan Materials Co.	19	2,280
		4,106
Consumer Finance - 0.6%
American Express Co.	95	9,651
Capital One Financial Corp.	66	4,556
Discover Financial Services	44	2,336
Synchrony Financial	78	1,935
		18,478
Containers & Packaging - 0.4%
Amcor plc	227	2,511
Avery Dennison Corp.	12	1,385
Ball Corp.	47	3,777
International Paper Co.	57	2,067
Packaging Corp. of America	14	1,417
Sealed Air Corp.	22	865
Westrock Co.	37	1,122
		13,144
Distributors - 0.1%
Genuine Parts Co.	21	1,983
LKQ Corp.*	44	1,397
		3,380
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	28	406

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	281	61,269

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,029	30,675
CenturyLink, Inc.	143	1,537
Verizon Communications, Inc.	598	35,443
		67,655
Electric Utilities - 2.5%
Alliant Energy Corp.	36	1,949
American Electric Power Co., Inc.	72	5,676
Duke Energy Corp.	106	8,516
Edison International	55	2,887
Entergy Corp.	29	2,875
Evergy, Inc.	33	1,756
Eversource Energy	49	4,200
Exelon Corp.	141	5,204
FirstEnergy Corp.	78	2,230
NextEra Energy, Inc.	71	19,821
NRG Energy, Inc.	35	1,204
Pinnacle West Capital Corp.	16	1,174
PPL Corp.	111	3,067
Southern Co. (The)	153	7,984
Xcel Energy, Inc.	76	5,280
		73,823
Electrical Equipment - 0.6%
AMETEK, Inc.	33	3,323
Eaton Corp. plc	58	5,922
Emerson Electric Co.	86	5,974
Rockwell Automation, Inc.	17	3,919
		19,138
Energy Equipment & Services - 0.3%
Baker Hughes Co.	95	1,356
Halliburton Co.	127	2,055
National Oilwell Varco, Inc.	56	672
Schlumberger NV	201	3,821
TechnipFMC plc	61	470
		8,374
Entertainment - 2.9%
Activision Blizzard, Inc.	111	9,270
Electronic Arts, Inc.*	42	5,858
Live Nation Entertainment, Inc.*	21	1,193
Netflix, Inc.*	64	33,892
Take-Two Interactive Software, Inc.*	16	2,739
Walt Disney Co. (The)*	261	34,418
		87,370
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc.	18	3,031
American Tower Corp.	64	15,946
Apartment Investment and Management Co., Class A	22	793
AvalonBay Communities, Inc.	20	3,161
Boston Properties, Inc.	21	1,824
Crown Castle International Corp.	60	9,795
Digital Realty Trust, Inc.	39	6,070
Duke Realty Corp.	53	2,043
Equinix, Inc.	13	10,267
Equity Residential	51	2,879
Essex Property Trust, Inc.	9	1,949
Extra Space Storage, Inc.	19	2,024
Federal Realty Investment Trust	10	792
Healthpeak Properties, Inc.	78	2,156
Host Hotels & Resorts, Inc.	102	1,146
Iron Mountain, Inc.	42	1,264
Kimco Realty Corp.	62	743
Mid-America Apartment Communities, Inc.	17	1,991
Prologis, Inc.	107	10,899
Public Storage	22	4,673
Realty Income Corp.	50	3,102
Regency Centers Corp.	25	993
SBA Communications Corp.	16	4,897
Simon Property Group, Inc.	44	2,985
SL Green Realty Corp.	11	514
UDR, Inc.	43	1,497
Ventas, Inc.	54	2,225
Vornado Realty Trust	23	824
Welltower, Inc.	60	3,451
Weyerhaeuser Co.	108	3,274
		107,208

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	64	22,250
Kroger Co. (The)	114	4,068
Sysco Corp.	73	4,390
Walgreens Boots Alliance, Inc.	106	4,030
Walmart, Inc.	205	28,464
		63,202
Food Products - 1.5%
Archer-Daniels-Midland Co.	80	3,581
Campbell Soup Co.	24	1,263
Conagra Brands, Inc.	70	2,685
General Mills, Inc.	88	5,628
Hershey Co. (The)	21	3,121
Hormel Foods Corp.	40	2,039
J M Smucker Co. (The)	16	1,923
Kellogg Co.	36	2,553
Kraft Heinz Co. (The)	90	3,154
Lamb Weston Holdings, Inc.	21	1,320
McCormick & Co., Inc. (Non-Voting)	18	3,712
Mondelez International, Inc., Class A	206	12,034
Tyson Foods, Inc., Class A	43	2,700
		45,713
Gas Utilities - 0.1%
Atmos Energy Corp.	18	1,797

Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	256	28,024
ABIOMED, Inc.*	6	1,846
Align Technology, Inc.*	10	2,970
Baxter International, Inc.	74	6,443
Becton Dickinson and Co.	43	10,439
Boston Scientific Corp.*	206	8,450
Cooper Cos., Inc. (The)	7	2,201
Danaher Corp.	91	18,789
DENTSPLY SIRONA, Inc.	32	1,436
DexCom, Inc.*	13	5,530
Edwards Lifesciences Corp.*	90	7,726
Hologic, Inc.*	37	2,210
IDEXX Laboratories, Inc.*	12	4,693
Intuitive Surgical, Inc.*	17	12,424
Medtronic plc	194	20,849
ResMed, Inc.	21	3,796
STERIS plc	12	1,916
Stryker Corp.	47	9,313
Teleflex, Inc.	7	2,751
Varian Medical Systems, Inc.*	13	2,258
West Pharmaceutical Services, Inc.	11	3,123
Zimmer Biomet Holdings, Inc.	30	4,226
		161,413
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	21	2,038
Anthem, Inc.	36	10,135
Cardinal Health, Inc.	42	2,132
Centene Corp.*	84	5,151
Cigna Corp.	53	9,401
CVS Health Corp.	189	11,741
DaVita, Inc.*	12	1,041
HCA Healthcare, Inc.	38	5,157
Henry Schein, Inc.*	21	1,395
Humana, Inc.	19	7,888
Laboratory Corp. of America Holdings*	14	2,460
McKesson Corp.	23	3,529
Quest Diagnostics, Inc.	19	2,114
UnitedHealth Group, Inc.	137	42,819
Universal Health Services, Inc., Class B	11	1,214
		108,215
Health Care Technology - 0.1%
Cerner Corp.	44	3,228

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	68	1,121
Chipotle Mexican Grill, Inc.*	4	5,241
Darden Restaurants, Inc.	19	1,647
Domino's Pizza, Inc.	6	2,454
Hilton Worldwide Holdings, Inc.	40	3,614
Las Vegas Sands Corp.	49	2,485
Marriott International, Inc., Class A	39	4,013
McDonald's Corp.	107	22,847
MGM Resorts International	71	1,598
Norwegian Cruise Line Holdings Ltd.*	39	667
Royal Caribbean Cruises Ltd.	25	1,721
Starbucks Corp.	169	14,275
Wynn Resorts Ltd.	14	1,224
Yum! Brands, Inc.	43	4,122
		67,029
Household Durables - 0.5%
DR Horton, Inc.	48	3,426
Garmin Ltd.	21	2,176
Leggett & Platt, Inc.	19	779
Lennar Corp., Class A	40	2,993
Mohawk Industries, Inc.*	9	831
Newell Brands, Inc.	55	879
PulteGroup, Inc.	36	1,605
Whirlpool Corp.	9	1,599
		14,288
Household Products - 2.5%
Church & Dwight Co., Inc.	36	3,450
Clorox Co. (The)	18	4,023
Colgate-Palmolive Co.	124	9,828
Kimberly-Clark Corp.	49	7,731
Procter & Gamble Co. (The)	358	49,522
		74,554
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	96	1,704

Industrial Conglomerates - 1.5%
3M Co.	83	13,531
General Electric Co.	1,264	8,014
Honeywell International, Inc.	101	16,720
Roper Technologies, Inc.	15	6,408
		44,673
Insurance - 2.5%
Aflac, Inc.	104	3,777
Allstate Corp. (The)	45	4,185
American International Group, Inc.	124	3,613
Aon plc, Class A	33	6,600
Arthur J Gallagher & Co.	27	2,843
Assurant, Inc.	9	1,094
Chubb Ltd.	65	8,125
Cincinnati Financial Corp.	22	1,747

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Everest Re Group Ltd.	6	1,321
Globe Life, Inc.	14	1,155
Hartford Financial Services Group, Inc. (The)	52	2,104
Lincoln National Corp.	28	1,009
Loews Corp.	35	1,255
Marsh & McLennan Cos., Inc.	74	8,503
MetLife, Inc.	111	4,269
Principal Financial Group, Inc.	37	1,558
Progressive Corp. (The)	85	8,078
Prudential Financial, Inc.	57	3,863
Travelers Cos., Inc. (The)	37	4,294
Unum Group	29	536
W R Berkley Corp.	20	1,241
Willis Towers Watson plc	19	3,905
		75,075
Interactive Media & Services - 8.2%
Alphabet, Inc., Class A*	43	70,070
Alphabet, Inc., Class C*	42	68,636
Facebook, Inc., Class A*	347	101,740
Twitter, Inc.*	113	4,585
		245,031
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc.*	61	210,510
Booking Holdings, Inc.*	6	11,463
eBay, Inc.	95	5,204
Expedia Group, Inc.	20	1,963
		229,140
Leisure Products - 0.0%(b)
Hasbro, Inc.	18	1,421

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	45	4,519
Bio-Rad Laboratories, Inc., Class A*	3	1,526
Illumina, Inc.*	21	7,502
IQVIA Holdings, Inc.*	26	4,257
Mettler-Toledo International, Inc.*	3	2,912
PerkinElmer, Inc.	16	1,884
Thermo Fisher Scientific, Inc.	57	24,452
Waters Corp.*	9	1,946
		48,998
Machinery - 2.2%
Caterpillar, Inc.	78	11,100
Cummins, Inc.	21	4,352
Deere & Co.	45	9,453
Dover Corp.	21	2,307
Flowserve Corp.	19	564
Fortive Corp.	43	3,101
IDEX Corp.	11	1,982
Illinois Tool Works, Inc.	42	8,297
Ingersoll Rand, Inc.*	50	1,753
Otis Worldwide Corp.	59	3,711
PACCAR, Inc.	50	4,292
Parker-Hannifin Corp.	19	3,914
Pentair plc	24	1,083
Snap-on, Inc.	8	1,186
Stanley Black & Decker, Inc.	22	3,549
Westinghouse Air Brake Technologies Corp.	26	1,730
Xylem, Inc.	26	2,085
		64,459
Media - 1.8%
Charter Communications, Inc., Class A*	22	13,543
Comcast Corp., Class A	658	29,485
Discovery, Inc., Class A*	23	508
Discovery, Inc., Class C*	46	919
DISH Network Corp., Class A*	37	1,314
Fox Corp., Class A	50	1,393
Fox Corp., Class B	23	639
Interpublic Group of Cos., Inc. (The)	56	995
News Corp., Class A	56	847
News Corp., Class B	18	271
Omnicom Group, Inc.	31	1,677
ViacomCBS, Inc.	78	2,172
		53,763
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	210	3,278
Newmont Corp.	116	7,805
Nucor Corp.	44	2,000
		13,083
Multiline Retail - 0.7%
Dollar General Corp.	36	7,268
Dollar Tree, Inc.*	34	3,273
Kohl's Corp.	23	491
Target Corp.	72	10,887
		21,919
Multi-Utilities - 1.3%
Ameren Corp.	36	2,848
CenterPoint Energy, Inc.	79	1,586
CMS Energy Corp.	41	2,480
Consolidated Edison, Inc.	48	3,424
Dominion Energy, Inc.	121	9,491
DTE Energy Co.	28	3,323
NiSource, Inc.	55	1,219
Public Service Enterprise Group, Inc.	73	3,813
Sempra Energy	42	5,193
WEC Energy Group, Inc.	46	4,328
		37,705
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.	55	814
Cabot Oil & Gas Corp.	58	1,100
Chevron Corp.	270	22,661
Concho Resources, Inc.	28	1,455
ConocoPhillips	155	5,873
Devon Energy Corp.	55	598
Diamondback Energy, Inc.	23	896
EOG Resources, Inc.	84	3,809
Exxon Mobil Corp.	611	24,403
Hess Corp.	38	1,750
HollyFrontier Corp.	22	525
Kinder Morgan, Inc.	281	3,883
Marathon Oil Corp.	114	602
Marathon Petroleum Corp.	94	3,333
Noble Energy, Inc.	69	687
Occidental Petroleum Corp.	130	1,656
ONEOK, Inc.	64	1,759
Phillips 66	63	3,684
Pioneer Natural Resources Co.	24	2,494
Valero Energy Corp.	59	3,103
Williams Cos., Inc. (The)	175	3,633
		88,718

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Personal Products - 0.2%
Coty, Inc., Class A	43	154
Estee Lauder Cos., Inc. (The), Class A	32	7,095
		7,249
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	327	20,339
Eli Lilly and Co.	122	18,104
Johnson & Johnson	381	58,449
Merck & Co., Inc.	365	31,124
Mylan NV*	75	1,229
Perrigo Co. plc	20	1,046
Pfizer, Inc.	803	30,345
Zoetis, Inc.	69	11,047
		171,683
Professional Services - 0.5%
Equifax, Inc.	18	3,029
IHS Markit Ltd.	58	4,635
Nielsen Holdings plc	52	795
Robert Half International, Inc.	17	904
Verisk Analytics, Inc.	23	4,294
		13,657
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	48	2,257

Road & Rail - 1.4%
CSX Corp.	111	8,487
JB Hunt Transport Services, Inc.	12	1,686
Kansas City Southern	14	2,549
Norfolk Southern Corp.	37	7,864
Old Dominion Freight Line, Inc.	14	2,830
Union Pacific Corp.	98	18,859
		42,275
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	10	1,563
AutoZone, Inc.*	3	3,589
Best Buy Co., Inc.	33	3,660
CarMax, Inc.*	24	2,566
Gap, Inc. (The)	31	539
Home Depot, Inc. (The)	155	44,181
L Brands, Inc.	34	1,000
Lowe's Cos., Inc.	109	17,951
O'Reilly Automotive, Inc.*	11	5,122
Ross Stores, Inc.*	51	4,645
Tiffany & Co.	16	1,960
TJX Cos., Inc. (The)	173	9,479
Tractor Supply Co.	17	2,530
Ulta Beauty, Inc.*	8	1,858
		100,643
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	50	764
NIKE, Inc., Class B	179	20,028
PVH Corp.	10	558
Ralph Lauren Corp.	7	482
Tapestry, Inc.	40	589
Under Armour, Inc., Class A*	27	265
Under Armour, Inc., Class C*	28	248
VF Corp.	46	3,025
		25,959
Tobacco - 1.0%
Altria Group, Inc.	269	11,766
Philip Morris International, Inc.	225	17,953
		29,719
Trading Companies & Distributors - 0.3%
Fastenal Co.	83	4,055
United Rentals, Inc.*	10	1,770
WW Grainger, Inc.	6	2,193
		8,018
Water Utilities - 0.1%
American Water Works Co., Inc.	26	3,675

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	84	9,801

TOTAL COMMON STOCKS (Cost $2,868,287)		2,980,018

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $11,202 (Cost $11,202)	11,202	11,202

Total Investments - 100.0% (Cost $2,879,489)		2,991,220
Liabilities in excess of other assets - 0.0%		(1,088)
Net Assets - 100.0%		2,990,132

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $835, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $891.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 11.5%
Bank OZK	575,400	13,257,216
Commerce Bancshares, Inc.	239,784	14,283,933
Cullen/Frost Bankers, Inc.	191,698	13,315,343
Prosperity Bancshares, Inc.	248,373	13,541,296
UMB Financial Corp.	287,641	15,452,074
United Bankshares, Inc.	486,905	12,727,697
		82,577,559
Capital Markets - 6.0%
Eaton Vance Corp.	378,513	15,526,604
FactSet Research Systems, Inc.	40,218	14,092,387
SEI Investments Co.	264,184	13,832,674
		43,451,665
Chemicals - 2.1%
RPM International, Inc.	175,601	14,885,697

Commercial Services & Supplies - 3.7%
Healthcare Services Group, Inc.	534,931	11,126,565
MSA Safety, Inc.	121,883	15,351,164
		26,477,729
Containers & Packaging - 5.8%
AptarGroup, Inc.	117,741	13,939,357
Silgan Holdings, Inc.	371,188	14,127,415
Sonoco Products Co.	260,543	13,816,595
		41,883,367
Electrical Equipment - 4.1%
nVent Electric plc	749,122	14,323,213
Regal Beloit Corp.	152,403	15,066,560
		29,389,773
Equity Real Estate Investment Trusts (REITs) - 3.9%
National Retail Properties, Inc.	406,792	14,416,709
Omega Healthcare Investors, Inc.	448,519	13,890,633
		28,307,342
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	85,498	15,205,819

Food Products - 6.3%
Flowers Foods, Inc.	623,877	15,260,031
Lancaster Colony Corp.	89,415	15,890,834
Tootsie Roll Industries, Inc.	452,580	14,478,037
		45,628,902
Gas Utilities - 9.7%
National Fuel Gas Co.	337,688	15,412,080
New Jersey Resources Corp.	444,103	13,385,264
ONE Gas, Inc.	181,146	13,426,542
Spire, Inc.	220,825	12,854,223
UGI Corp.	426,245	14,718,240
		69,796,349
Industrial Conglomerates - 2.1%
Carlisle Cos., Inc.	115,805	15,164,665

Insurance - 10.0%
Brown & Brown, Inc.	308,233	14,302,011
Mercury General Corp.	335,821	15,021,273
Old Republic International Corp.	845,540	13,621,650
RenaissanceRe Holdings Ltd.	77,681	14,273,107
RLI Corp.	153,323	14,380,164
		71,598,205
Leisure Products - 2.1%
Polaris, Inc.	146,626	14,815,091

Machinery - 10.2%
Donaldson Co., Inc.	289,602	14,584,357
Graco, Inc.	262,347	15,221,373
Lincoln Electric Holdings, Inc.	152,880	14,785,025
Nordson Corp.	72,794	13,575,353
Toro Co. (The)	196,848	14,818,717
		72,984,825
Media - 1.8%
John Wiley & Sons, Inc., Class A	401,769	12,715,989

Metals & Mining - 2.0%
Royal Gold, Inc.	102,709	14,001,291

Multi-Utilities - 3.9%
Black Hills Corp.	230,996	12,954,256
MDU Resources Group, Inc.	641,618	15,155,017
		28,109,273
Personal Products - 2.1%
Nu Skin Enterprises, Inc., Class A	320,075	15,129,945

Road & Rail - 1.9%
Ryder System, Inc.	331,683	13,565,835

Specialty Retail - 2.4%
Aaron's, Inc.	313,061	17,496,979

Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc., Class A	207,776	13,692,438

Water Utilities - 1.8%
Essential Utilities, Inc.	306,206	13,013,755

Wireless Telecommunication Services - 2.3%
Telephone and Data Systems, Inc.	722,444	16,710,130

TOTAL COMMON STOCKS (Cost $718,586,398)		716,602,623

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,054,455 (Cost $1,054,454)	1,054,454	1,054,454

Total Investments - 99.8% (Cost $719,640,852)		717,657,077
Other assets less liabilities - 0.2%		1,171,385
Net Assets - 100.0%		718,828,462

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments August 31, 2020 (Unaudited)

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Communications Equipment - 5.2%
Cisco Systems, Inc.	43,335	1,829,604
Motorola Solutions, Inc.	14,394	2,227,471
		4,057,075
Electronic Equipment, Instruments & Components - 16.2%
Amphenol Corp., Class A	19,681	2,160,974
Badger Meter, Inc.	32,108	1,980,743
Corning, Inc.	68,663	2,228,801
FLIR Systems, Inc.	48,927	1,805,406
Littelfuse, Inc.	11,675	2,111,307
TE Connectivity Ltd.	23,420	2,262,372
		12,549,603
Entertainment - 2.7%
Activision Blizzard, Inc.	25,061	2,093,095

Internet & Direct Marketing Retail - 2.8%
PetMed Express, Inc.(a)	62,230	2,163,115

IT Services - 27.1%
Accenture plc, Class A	9,064	2,174,725
Automatic Data Processing, Inc.	13,765	1,914,574
Booz Allen Hamilton Holding Corp.	27,034	2,380,614
Broadridge Financial Solutions, Inc.	15,480	2,126,952
Cass Information Systems, Inc.	51,755	2,026,726
International Business Machines Corp.	15,796	1,947,805
Jack Henry & Associates, Inc.	11,042	1,826,568
Mastercard, Inc., Class A	6,486	2,323,220
Paychex, Inc.	27,528	2,105,066
Visa, Inc., Class A	10,220	2,166,538
		20,992,788
Semiconductors & Semiconductor Equipment - 28.1%
Analog Devices, Inc.	17,844	2,085,607
Broadcom, Inc.	6,477	2,248,490
KLA Corp.	9,869	2,024,527
Microchip Technology, Inc.	19,451	2,133,775
MKS Instruments, Inc.	16,602	1,984,437
NVIDIA Corp.	4,868	2,604,282
Power Integrations, Inc.	34,035	1,904,939
QUALCOMM, Inc.	21,948	2,614,007
Texas Instruments, Inc.	15,335	2,179,870
Xilinx, Inc.	19,723	2,054,348
		21,834,282
Software - 8.5%
Intuit, Inc.	6,856	2,367,994
Microsoft Corp.	9,598	2,164,637
Oracle Corp.	36,287	2,076,342
		6,608,973
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	20,894	2,696,163
Hewlett Packard Enterprise Co.	208,454	2,015,750
HP, Inc.	114,632	2,241,055
		6,952,968
TOTAL COMMON STOCKS (Cost $72,103,872)		77,251,899

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $17,750)	17,750	17,750

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%

Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $245,857 (Cost $245,856)	245,856	245,856

Total Investments - 99.9% (Cost $72,367,478)		77,515,505
Other assets less liabilities - 0.1%		75,482
Net Assets - 100.0%		77,590,987

(a)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $918,185, collateralized in the form of cash with a value of $17,750 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $947,310 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.63%, and maturity dates ranging from October 8, 2020 – May 15, 2048; a total value of $965,060.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $17,750.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 77.4%

Arab Republic of Egypt
6.13%, 1/31/2022(a)	200,000	205,426
Democratic Socialist Republic of Sri Lanka
5.88%, 7/25/2022(a)	200,000	182,000
Dominican Republic Government Bond
5.50%, 1/27/2025(a)	100,000	104,800
Export-Import Bank of China (The)
2.63%, 3/14/2022(a)	340,000	349,009
Export-Import Bank of India
4.00%, 1/14/2023(a)	200,000	210,551
Federative Republic of Brazil
2.63%, 1/5/2023	200,000	206,200
8.88%, 4/15/2024	70,000	86,712
Hungary Government Bond
5.38%, 2/21/2023	200,000	220,795
5.38%, 3/25/2024	14,000	16,098
Kingdom of Bahrain
6.13%, 7/5/2022(a)	200,000	209,536
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)	200,000	203,128
4.00%, 4/17/2025(a)	200,000	221,552
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	207,202
Republic of Colombia
2.63%, 3/15/2023	200,000	205,202
Republic of Croatia
5.50%, 4/4/2023(a)	200,000	221,997
Republic of Indonesia
3.38%, 4/15/2023(a)	200,000	210,804
4.13%, 1/15/2025(a)	200,000	222,760
Republic of Peru
7.35%, 7/21/2025	100,000	128,750
Republic of Poland
5.00%, 3/23/2022	135,000	144,591
4.00%, 1/22/2024	100,000	111,492
Republic of South Africa
5.88%, 5/30/2022	100,000	105,520
4.67%, 1/17/2024	100,000	103,534
Republic of Turkey
7.25%, 12/23/2023	200,000	208,000
7.38%, 2/5/2025	150,000	155,904
4.25%, 3/13/2025	200,000	184,492
Romania Government Bond
4.38%, 8/22/2023(a)	80,000	86,248
Russian Federation
4.88%, 9/16/2023(a)	200,000	220,400
State of Qatar
3.88%, 4/23/2023(a)	200,000	214,927
Ukraine Government Bond
7.75%, 9/1/2023(a)	100,000	106,250
7.75%, 9/1/2024(a)	100,000	105,762
United Arab Emirates Government Bond
2.13%, 9/30/2024(a)	200,000	208,480
United Mexican States
4.00%, 10/2/2023	70,000	76,300
3.60%, 1/30/2025	200,000	217,000
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,499,885)		5,661,422
CORPORATE BONDS - 18.9%

Banks - 8.6%
Banco do Brasil SA
3.88%, 10/10/2022	200,000	207,002
QNB Finance Ltd.
2.63%, 5/12/2025(a)	200,000	209,035
Sberbank of Russia
6.13%, 2/7/2022(a)	200,000	211,959
		627,996
Electrical Equipment - 1.7%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/2024(a)	100,000	125,237

Oil, Gas & Consumable Fuels - 8.6%
Ecopetrol SA
5.88%, 9/18/2023	25,000	27,748
Petrobras Global Finance BV
6.13%, 1/17/2022	66,000	69,630
5.30%, 1/27/2025	100,000	109,250
Petroleos Mexicanos
3.50%, 1/30/2023	100,000	99,377
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 4/28/2025(a)	300,000	326,277
		632,282
TOTAL CORPORATE BONDS (Cost $1,359,817)		1,385,515

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENTS(b) - 0.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $57,940 (Cost $57,940)	57,940	57,940

Total Investments - 97.1% (Cost $6,917,642)		7,104,877
Other assets less liabilities - 2.9%		209,835
Net Assets - 100.0%		7,314,712

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2020:

Brazil	9.3%
China	9.2%
Indonesia	8.8%
Turkey	7.5%
Russia	5.9%
Saudi Arabia	5.8%
Qatar	5.8%
Mexico	5.4%
Poland	3.5%
Hungary	3.2%
Colombia	3.2%
Croatia	3.0%
Ukraine	2.9%
India	2.9%
Bahrain	2.9%
South Africa	2.8%
United Arab Emirates	2.8%
Egypt	2.8%
Sri Lanka	2.5%
Peru	1.8%
Philippines	1.7%
Dominican Republic	1.4%
Romania	1.2%
Other[a]	3.7%
100.0%

[a]	Includes any non fixed-income securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

AUGUST 31, 2020 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2020, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.07%, dated 08/31/2020 due 09/01/2020 (a)	BNP Paribas Securities Corp., 0.06%, dated 08/31/2020 due 09/01/2020 (b)	Credit Suisse Securities (USA) LLC,0.06%, dated 08/31/2020 due 09/01/2020 (c)	ING Financial Markets LLC, 0.07.%, dated 08/31/2020 due 09/01/2020 (d)	Total
Decline of the Retail Store ETF	$3,231,465	$11,848,703	$6,369,119	$5,418,089	$26,867,376
DJ Brookfield Global Infrastructure ETF	86,601	317,537	170,689	145,202	720,029
Equities for Rising Rates ETF	329	1,208	650	553	2,740
Global Listed Private Equity ETF	7,142	26,189	14,078	11,975	59,384
Hedge Replication ETF	374,378	1,372,721	737,888	627,708	3,112,695
High Yield-Interest Rate Hedged	200,328	734,536	394,840	335,883	1,665,587
Inflation Expectations ETF	151,623	555,951	298,844	254,220	1,260,638
Investment Grade — Interest Rate Hedged	359,935	1,319,760	709,420	603,491	2,992,606
Large Cap Core Plus	2,585,972	9,481,898	5,096,874	4,335,814	21,500,558
Long Online/Short Stores ETF	3,825,307	14,026,128	7,539,566	6,413,766	31,804,767
Managed Futures Strategy ETF	375,763	1,377,798	740,617	630,030	3,124,208
Merger ETF	88,925	326,060	175,270	149,099	739,354
Morningstar Alternatives Solution ETF	1,201	4,403	2,367	2,014	9,985
MSCI EAFE Dividend Growers ETF	37,810	138,638	74,523	63,396	314,367
MSCI Emerging Markets Dividend Growers ETF	4,966	18,210	9,789	8,328	41,293
MSCI Europe Dividend Growers ETF	1,956	7,173	3,856	3,280	16,265
Online Retail ETF	66,365	243,338	130,804	111,272	551,779
Pet Care ETF	18,650	68,383	36,758	31,269	155,060
RAFITM Long/Short	268,177	983,315	528,569	449,644	2,229,705
Russell 2000 Dividend Growers ETF	84,201	308,736	165,956	141,176	700,069
Russell U.S. Dividend Growers ETF	2,431	8,915	4,792	4,077	20,215
S&P 500® Bond ETF	30,708	112,597	60,525	51,487	255,317
S&P 500® Dividend Aristocrats ETF	411,251	1,507,921	810,564	689,531	3,419,267
S&P 500® Ex-Energy ETF	5,991	21,968	11,809	10,046	49,814
S&P 500® Ex-Financials ETF	2,191	8,035	4,320	3,674	18,220
S&P 500® Ex-Health Care ETF	599	2,197	1,180	1,004	4,980
S&P 500® Ex-Technology ETF	1,347	4,940	2,656	2,259	11,202
S&P MidCap 400® Dividend Aristocrats ETF	126,824	465,021	249,967	212,642	1,054,454
S&P Technology Dividend Aristocrats ETF	29,570	108,425	58,282	49,579	245,856
Short Term USD Emerging Markets Bond ETF	6,969	25,552	13,735	11,684	57,940

	$12,388,975	$45,426,256	$24,418,307	$20,772,192	$103,005,730

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2020 as follows:
(a) U.S. Treasury Bonds, 2.50% to 3.13%, due 8/15/2044 to 5/15/2048; U.S. Treasury Notes, 0.50% to 2.88%, due 11/30/2023 to 2/15/2030, which had an aggregate value at the Trust level of $612,000,085.
(b) U.S. Treasury Bills, 0%, due 9/8/2020 to 10/22/2020; U.S. Treasury Bonds, 0% to 8.13%, due 5/15/2021 to 2/15/2049; U.S. Treasury Notes, 0.13% to 3.13%, due 9/15/2020 to 5/15/2030, which had an aggregate value at the Trust level of $2,244,000,122.
(c) U.S. Treasury Bills, 0%, due 9/10/2020 to 3/25/2021; U.S. Treasury Bonds, 0% to 4.63%, due 11/15/2020 to 2/15/2050; U.S. Treasury Notes, 0.13% to 2.88%, due 1/31/2021 to 8/31/2027, which had an aggregate value at the Trust level of $1,206,235,599.
(d) Federal Farm Credit Bank, 1.88%, due 6/2/2022; Federal Home Loan Bank, 0% to 0.16%, due 9/16/2020 to 10/29/2020; Federal Home Loan Mortgage Corp., 2.25%, due 11/24/2020; Federal National Mortgage Association, 6.63%, due 11/15/2030; U.S. Treasury Bills, 0%, due 9/10/2020 to 5/20/2021; U.S. Treasury Bonds, 1.13% to 8%, due 11/15/2021 to 2/15/2050; U.S. Treasury Notes, 0.13% to 2.88%, due 10/31/2021 to 5/15/2030, which had an aggregate value at the Trust level of $1,026,120,128.